UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00487

SECURITY LARGE CAP VALUE FUND

(Exact name of registrant as specified in charter)

ONE SECURITY BENEFIT PLACE, TOPEKA, KANSAS 66636-0001

(Address of principal executive offices) (Zip code)

RICHARD M. GOLDMAN, PRESIDENT

SECURITY LARGE CAP VALUE FUND

ONE SECURITY BENEFIT PLACE

TOPEKA, KANSAS 66636-0001

(Name and address of agent for service)

Registrant’s telephone number, including area code: (785) 438-3000

Date of fiscal year end: September 30

Date of reporting period: March 31, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1.	Reports to Stockholders.

Semi-Annual Report

March 31, 2010

- **Rydex|SGI Equity Fund**
  - All Cap Value Fund
  - Alpha Opportunity Fund
  - Large Cap Core Fund (formerly Equity Fund)
  - Global Fund
  - Global Institutional Fund
  - Mid Cap Value Fund
  - Mid Cap Value Institutional Fund
  - Large Cap Concentrated Growth Fund (formerly Select 25 Fund)
  - Small Cap Growth Fund
  - Small Cap Value Fund

- **Rydex|SGI Mid Cap Growth Fund**

RYDEX | SGI
SECURITY GLOBAL INVESTORS℠

Rydex | SGI Equity Fund

Rydex | SGI Large Cap Value Fund

Rydex | SGI Mid Cap Growth Fund

March 31, 2010

Semi-Annual Report

Chairman’s Letter

May 17, 2010

To Our Shareholders:

The six-month period ended March 31, 2010 has been marked by strong equity market performance brought on by an increased appetite for risk. In anticipation of an improving economic environment, many portfolio managers added higher “beta” and more cyclical names to their portfolios. Better than expected earnings also fueled equity returns during the last six months.

Actions taken by the U.S. Treasury and Federal Reserve to unlock what were once frozen credit markets played a large role in bolstering corporate profits. At the height of the credit freeze, investors were nervous that impending corporate debt maturities would go unpaid for fear of companies’ inability to roll over debt. Through a variety of programs and security purchases, the U.S. Treasury, FDIC and Federal Reserve enabled corporations to once again issue debt and meet near term obligations. As a result of a reduction in implied default rates, corporations were able to tender for other debt and amend covenants and reduced near-term maturities.

A brightening U.S. employment picture also led to investor optimism over the last six months. Compared to the latter part of 2008 and early 2009 when job losses measured by the change in non-farm payrolls averaged -500,000 to -780,000 per month, consensus expectations as of March 31, 2010 showed a job gain of approximately 185,000 per month. Although job gains will need to exceed 200,000 per month over an extended period of time to substantially lower the nation’s unemployment rate, the March report proved a positive sign for the U.S. economy.

Despite strong equity market performance and increased investor optimism, challenges remain. Demand continues to be soft which will make it difficult for companies to continue to increase earnings. Consequently, earnings expectations for 2010 may be too high as it is not yet evident that consumers have changed their restrictive behavior and companies continue to be reluctant to hire. Additionally, an already historically steep Treasury yield curve steepened further during the first quarter of 2010. Against the backdrop of an improving U.S. economy and the federal government’s need to continue issuing debt as a means of funding various social and monetary programs, we can eventually expect to see interest rates climb. Higher interest rates will ultimately result in limited P/E expansion in the equity markets.

Amid a changing economic landscape, our portfolio managers remain resolute in pursuing their investment objectives. Our commitment to providing competitive risk-adjusted returns entails a rigorous fundamental investment process to identify strong companies, a focus on risk management, as well as flexibility to employ an opportunistic approach.

At Rydex | SGI we seek to offer investors a greater potential to successfully navigate diverse market conditions through a broad lineup of quality mutual funds. We appreciate the trust you have placed in us, and will endeavor to continue to provide high quality investment management solutions.

Sincerely,

Richard M. Goldman

President and Chairman, Rydex | SGI Funds

Securities offered through Rydex Distributors, Inc. (RDI) Security Global lnvestorsSM (SGI) is the investment advisory arm of Security Benefit Corporation (Security Benefit). Security Global Investors consists of Security Global Investors, LLC, Security Investors, LLC and Rydex Investments. Rydex Investments is the primary business name for PADCO Advisors, Inc. and PADCO Advisors II, Inc. SGI and RDI are all subsidiaries of Security Benefit.

Information About Your Fund Expenses

March 31, 2010 (unaudited)

Calculating your ongoing Fund expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service fees (12b-l); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 30, 2009 through March 31, 2010.

Actual Expenses

The first table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second table provides information about hypothetical account values and hypothetical expenses based on the Fund actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the second line for each class of shares is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Information About Your Fund Expenses (continued)

March 31, 2010 (unaudited)

	Expense Ratio[2]	Fund Return	Beginning Account Value 9/30/2009	Ending Account Value 3/31/2010	Expenses Paid During the Period[3]
Table 1. Based on actual Fund return[1]

All Cap Value Fund
A Class	1.31%	11.23%	$1,000.00	$1,112.26	$7.11
C Class	2.06%	10.86%	1,000.00	1,108.59	11.04
Institutional Class	2.03%	11.29%	1,000.00	1,112.87	5.79
Alpha Opportunity Fund
A Class	2.01%	12.03%	1,000.00	1,120.33	10.31
B Class	2.67%	11.44%	1,000.00	1,114.43	14.23
C Class	2.67%	11.72%	1,000.00	1,117.21	14.25
Institutional Class	1.65%	12.28%	1,000.00	1,122.76	9.00
Global Fund
A Class	1.84%	6.22%	1,000.00	1,062.19	9.46
B Class	1.59%	6.21%	1,000.00	1,062.14	8.17
C Class	2.59%	5.66%	1,000.00	1,056.58	13.28

Global Institutional Fund	0.97%	6.37%	1,000.00	1,063.75	5.92

Large Cap Concentrated Growth Fund
A Class	1.35%	12.95%	1,000.00	1,129.50	7.17
B Class	2.10%	12.52%	1,000.00	1,125.20	11.13
C Class	2.10%	12.64%	1,000.00	1,126.36	11.13
Large Cap Core Fund
A Class	1.41%	12.35%	1,000.00	1,123.46	7.68
B Class	2.16%	11.98%	1,000.00	1,119.76	11.63
C Class	2.16%	11.88%	1,000.00	1,118.78	11.62
Large Cap Value Fund
A Class	1.22%	10.96%	1,000.00	1,109.59	6.57
B Class	0.97%	11.20%	1,000.00	1,112.05	5.27
C Class	1.97%	10.56%	1,000.00	1,105.62	10.50

Large Cap Value Institutional Fund	0.97%	11.19%	1,000.00	1,111.93	5.16

Mid Cap Growth Fund
A Class	1.62%	11.47%	1,000.00	1,114.68	9.07
B Class	2.37%	11.16%	1,000.00	1,111.56	12.95
C Class	2.37%	10.90%	1,000.00	1,108.96	12.99
Mid Cap Value Fund
A Class	1.39%	9.63%	1,000.00	1,096.29	7.53
B Class	2.14%	9.17%	1,000.00	1,091.75	11.42
C Class	2.14%	9.20%	1,000.00	1,092.03	11.42

Mid Cap Value Institutional Fund	0.90%	9.99%	1,000.00	1,099.87	4.71

Small Cap Growth Fund
A Class	2.27%	13.35%	1,000.00	1,133.52	14.26
B Class	3.03%	12.94%	1,000.00	1,129.37	18.10
C Class	3.03%	12.90%	1,000.00	1,129.03	17.99
Small Cap Value Fund
A Class	1.30%	9.89%	1,000.00	1,098.95	8.11
C Class	2.05%	9.76%	1,000.00	1,097.64	12.03
Institutional Class	1.04%	10.02%	1,000.00	1,100.16	6.81

Information About Your Fund Expenses (concluded)

March 31, 2010 (unaudited)

	Expense Ratio[2]	Fund Return	Beginning Account Value 9/30/2009	Ending Account Value 3/31/2010	Expenses Paid During the Period[3]
Table 2. Based on hypothetical 5% return (before expenses)

All Cap Value Fund
A Class	1.31%	5.00%	$1,000.00	$1,018.20	$6.79
C Class	2.06%	5.00%	1,000.00	1,014.46	10.55
Institutional Class	2.03%	5.00%	1,000.00	1,019.45	5.54
Alpha Opportunity Fund
A Class	2.01%	5.00%	1,000.00	1,015.21	9.80
B Class	2.67%	5.00%	1,000.00	1,011.47	13.54
C Class	2.67%	5.00%	1,000.00	1,011.47	13.54
Institutional Class	1.65%	5.00%	1,000.00	1,016.45	8.55
Global Fund
A Class	1.84%	5.00%	1,000.00	1,015.76	9.25
B Class	1.59%	5.00%	1,000.00	1,017.00	8.00
C Class	2.59%	5.00%	1,000.00	1,012.02	12.99

Global Institutional Fund	0.97%	5.00%	1,000.00	1,019.20	5.79

Large Cap Concentrated Growth Fund
A Class	1.35%	5.00%	1,000.00	1,018.20	6.79
B Class	2.10%	5.00%	1,000.00	1,014.46	10.55
C Class	2.10%	5.00%	1,000.00	1,014.46	10.55
Large Cap Core Fund
A Class	1.41%	5.00%	1,000.00	1,017.70	7.29
B Class	2.16%	5.00%	1,000.00	1,013.96	11.05
C Class	2.16%	5.00%	1,000.00	1,013.96	11.05
Large Cap Value Fund
A Class	1.22%	5.00%	1,000.00	1,018.70	6.29
B Class	0.97%	5.00%	1,000.00	1,019.95	5.04
C Class	1.97%	5.00%	1,000.00	1,014.96	10.05

Large Cap Value Institutional Fund	0.97%	5.00%	1,000.00	1,020.04	4.94

Mid Cap Growth Fund
A Class	1.62%	5.00%	1,000.00	1,016.36	8.65
B Class	2.37%	5.00%	1,000.00	1,012.67	12.34
C Class	2.37%	5.00%	1,000.00	1,012.62	12.39
Mid Cap Value Fund
A Class	1.39%	5.00%	1,000.00	1,017.75	7.24
B Class	2.14%	5.00%	1,000.00	1,014.01	11.00
C Class	2.14%	5.00%	1,000.00	1,014.01	11.00

Mid Cap Value Institutional Fund	0.90%	5.00%	1,000.00	1,020.44	4.53

Small Cap Growth Fund
A Class	2.27%	5.00%	1,000.00	1,011.57	13.44
B Class	3.03%	5.00%	1,000.00	1,007.93	17.07
C Class	3.03%	5.00%	1,000.00	1,008.03	16.97
Small Cap Value Fund
A Class	1.30%	5.00%	1,000.00	1,017.20	7.80
C Class	2.05%	5.00%	1,000.00	1,013.46	11.55
Institutional Class	1.04%	5.00%	1,000.00	1,018.45	6.54

[1]	Actual cumulative return at net asset value for the period September 30, 2009 to March 31, 2010.
[2]	Annualized
[3]

Expenses are equal to the Fund’s annualized expense net of any applicable fee waivers or earnings credits, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Rydex | SGI Equity Fund
Performance Summary	All Cap Value Fund
March 31, 2010	(unaudited)

PERFORMANCE

$10,000 Since Inception

This chart assumes a $10,000 investment in Class A shares of All Cap Value Fund on October 3, 2008 (date of inception), reflects deduction of the 5.75% sales load and assumes all dividends reinvested. The chart does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. The Russell 3000 Value Index is an unmanaged index that measures the performance of the broad value segment of the U.S. equity universe. It includes those Russell 3000 companies with lower price-to-book ratios and lower forecasted growth values.

Average Annual Returns

Periods Ended 3-31-10	1 Year	Since Inception (10-03-08)
A Shares	54.72%	8.91%
A Shares with sales charge	45.78%	4.67%
C Shares	53.42%	8.09%
C Shares with CDSC	52.42%	8.09%
Institutional Class	55.05%	9.16%

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The figures above do not reflect deduction of the maximum front-end sales charge of 5.75% for Class A shares or the contingent deferred sales charge of 1% for Class C shares, as applicable, except where noted. The figures do not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of shares. Such figures would be lower if the maximum sales charge and any applicable taxes were deducted. Fee waivers and/or reimbursements reduced expenses of the Fund and in the absence of such waiver, the performance quoted would be reduced.

Portfolio Composition by Sector as of 3-31-10

Consumer Discretionary	10.38%
Consumer Staples	7.86
Energy	10.64
Financials	15.13
Health Care	5.34
Industrials	20.39
Information Technology	11.87
Materials	2.48
Telecommunication Services	0.90
Utilities	5.12
Exchange Traded Funds	5.82
Cash & Other Assets, Less Liabilities	4.07

Total Net Assets	100.00%

6	The accompanying notes are an integral part of the financial statements

Schedule of Investments	Rydex | SGI Equity Fund
March 31, 2010 (unaudited)	All Cap Value Fund

	Shares	Value
COMMON STOCKS - 95.9%
Aerospace & Defense - 2.9%
GeoEye, Inc. *	600	$17,700
Orbital Sciences Corporation *	645	12,261
United Technologies Corporation	620	45,639

		75,600

Air Freight & Logistics - 2.2%
FedEx Corporation	617	57,628

Apparel Retail - 1.2%
Brown Shoe Company, Inc.	721	11,161
Chico’s FAS, Inc.	1,200	17,304
Talbots, Inc. *	223	2,890

		31,355

Apparel, Accessories & Luxury Goods - 0.4%
Columbia Sportswear Company	7	368
Maidenform Brands, Inc. *	517	11,296

		11,664

Application Software - 1.0%
Synopsys, Inc. *	1,200	26,844

Asset Management & Custody Banks - 1.7%
Bank of New York Mellon Corporation	1,107	34,184
Fifth Street Finance Corporation	1,000	11,610

		45,794

Building Products - 2.3%
Trex Company, Inc. *	289	6,153
USG Corporation *	3,204	54,980

		61,133

Casinos & Gaming - 0.4%
Penn National Gaming, Inc. *	400	11,120

Coal & Consumable Fuels - 0.2%
USEC, Inc. *	835	4,818

Communications Equipment - 0.4%
Symmetricom, Inc. *[2]	1,745	10,173

Computer & Electronics Retail - 0.1%
Conn’s, Inc. *	289	2,263

Computer Hardware - 1.5%
Hewlett-Packard Company	733	38,959

Construction & Engineering - 1.8%
Insituform Technologies, Inc. *	649	17,270
Quanta Services, Inc. *	1,150	22,034
URS Corporation *	183	9,079

		48,383

Construction & Farm Machinery & Heavy Trucks - 0.3%
Force Protection, Inc. *	1,511	9,096

Construction Materials - 0.2%
Eagle Materials, Inc.	188	4,990

Consumer Finance - 0.2%
First Marblehead Corporation *	1,699	4,825

	Shares	Value
COMMON STOCKS - 95.9% (continued)
Data Processing & Outsourced Services - 5.1%
Computer Sciences Corporation *	1,023	$55,743
Western Union Company	4,500	76,321

		132,064

Department Stores - 1.7%
JC Penney Company, Inc.	1,421	45,714

Diversified Banks - 1.3%
U.S. Bancorp	477	12,345
Wells Fargo & Company	726	22,593

		34,938

Diversified Chemicals - 0.6%
Dow Chemical Company	546	16,145

Diversified REITs - 0.3%
Investors Real Estate Trust	900	8,118

Drug Retail - 1.5%
CVS Caremark Corporation	1,088	39,777

Electric Utilities - 3.1%
Allete, Inc.	263	8,805
Edison International	1,560	53,305
Great Plains Energy, Inc.	507	9,415
Northeast Utilities	212	5,860
Westar Energy, Inc.	190	4,237

		81,622

Electrical Components & Equipment - 0.4%
General Cable Corporation *	400	10,800

Electronic Components - 0.5%
Power-One, Inc. *	3,300	13,926

Electronic Manufacturing Services - 2.4%
Maxwell Technologies, Inc. *	839	10,395
Tyco Electronics, Ltd.	1,922	52,817

		63,212

Environmental & Facilities Services - 0.5%
Covanta Holding Corporation *	750	12,495

Exchange Traded Funds - 5.8%
iShares Russell 1000 Value Index Fund	1,260	76,948
iShares S&P 500 Value Index Fund	1,350	76,221

		153,169

Forest Products - 0.5%
Louisiana-Pacific Corporation *	1,560	14,118

Gas Utilities - 0.2%
Atmos Energy Corporation	216	6,171

Health Care Equipment - 2.3%
Covidien plc	328	16,492
Hologic, Inc. *	409	7,583
Hospira, Inc. *	609	34,499

		58,574

7	The accompanying notes are an integral part of the financial statements

Schedule of Investments	Rydex | SGI Equity Fund
March 31, 2010 (unaudited)	All Cap Value Fund

	Shares	Value
COMMON STOCKS - 95.9% (continued)
Health Care Services - 1.0%
Amedisys, Inc. *	15	$828
Medco Health Solutions, Inc. *	244	15,754
Mednax, Inc. *	149	8,670
RehabCare Group, Inc. *	72	1,963

		27,215

Home Furnishings - 0.5%
Leggett & Platt, Inc.	567	12,270

Home Improvement Retail - 2.8%
Lowe’s Companies, Inc.	2,919	70,756

Human Resources & Employment Services - 0.4%
Administaff, Inc.	460	9,816

Hypermarkets & Super Centers - 2.1%
Wal-Mart Stores, Inc.	980	54,488

Independent Power Producers & Energy Traders - 0.7%
NRG Energy, Inc. *	880	18,392

Industrial Conglomerates - 2.1%
McDermott International, Inc. *	2,038	54,863

Industrial Machinery - 2.1%
Dover Corporation	357	16,690
Harsco Corporation	349	11,147
Parker Hannifin Corporation	442	28,615

		56,452

Insurance Brokers - 1.5%
AON Corporation	834	35,620
Arthur J Gallagher & Company	107	2,627

		38,247

Integrated Oil & Gas - 4.6%
Chevron Corporation	650	49,289
ConocoPhillips	940	48,100
Exxon Mobil Corporation	390	26,122

		123,511

Integrated Telecommunication Services - 0.9%
Windstream Corporation	2,172	23,653

IT Consulting & Other Services - 0.2%
Satyam Computer Services, Ltd. ADR	894	4,667

Managed Health Care - 1.6%
Aetna, Inc.	1,229	43,150

Movies & Entertainment - 2.0%
Time Warner, Inc.	1,667	52,127

Multi-Line Insurance - 0.7%
American Financial Group, Inc.	610	17,355

Multi-Utilities - 1.1%
Alliant Energy Corporation	389	12,939
Black Hills Corporation	300	9,105

	Shares	Value
COMMON STOCKS - 95.9% (continued)
Multi-Utilities - 1.1% (continued)
SCANA Corporation	172	$6,465

		28,509

Office Services & Supplies - 0.1%
United Stationers, Inc. *	47	2,766

Oil & Gas Equipment & Services - 2.3%
Complete Production Services, Inc. *	300	3,465
Global Industries, Ltd. *	2,584	16,589
Halliburton Company	1,349	40,646

		60,700

Oil & Gas Exploration & Production - 1.3%
Chesapeake Energy Corporation	569	13,451
Goodrich Petroleum Corporation *	183	2,862
Gulfport Energy Corporation *	240	2,698
Petrohawk Energy Corporation *	750	15,210

		34,221

Oil & Gas Storage & Transportation - 2.2%
Southern Union Company	483	12,254
Williams Companies, Inc.	1,930	44,583

		56,837

Other Diversified Financial Services - 1.0%
JPMorgan Chase & Company	610	27,298

Packaged Foods & Meats - 2.6%
Del Monte Foods Company	900	13,140
Hormel Foods Corporation	629	26,425
JM Smucker Company	381	22,959
Ralcorp Holdings, Inc. *	100	6,778

		69,302

Paper Packaging - 0.9%
Bemis Company, Inc.	574	16,485
Sonoco Products Company	221	6,805

		23,290

Personal Products - 0.6%
Elizabeth Arden, Inc. *	859	15,462

Pharmaceuticals - 0.4%
Merck & Company, Inc.	310	11,579

Property & Casualty Insurance - 4.9%
Alleghany Corporation *	34	9,853
Berkshire Hathaway, Inc. *	850	69,079
Employers Holdings, Inc.	439	6,519
Hanover Insurance Group, Inc.	544	23,724
W.R. Berkley Corporation	816	21,289

		130,464

Railroads - 1.4%
Union Pacific Corporation	510	37,383

Regional Banks - 3.5%
Associated Banc-Corporation	814	11,233
BB&T Corporation	800	25,912
Fifth Third Bancorp	500	6,795
First Horizon National Corporation *	370	5,203

8	The accompanying notes are an integral part of the financial statements

Schedule of Investments	Rydex | SGI Equity Fund
March 31, 2010 (unaudited)	All Cap Value Fund

	Shares	Value
COMMON STOCKS - 95.9% (continued)
Regional Banks - 3.5% (continued)
Old National Bancorp	713	$8,520
Regions Financial Corporation	4,250	33,363

		91,026

Research & Consulting Services - 3.7%
Equifax, Inc.	2,335	83,592
ICF International, Inc. *	149	3,701
Navigant Consulting, Inc. *	715	8,673

		95,966

Restaurants - 0.6%
Burger King Holdings, Inc.	578	12,288
Jack in the Box, Inc. *	200	4,710

		16,998

Semiconductor Equipment - 0.0%
FEI Company *	54	1,237

Semiconductors - 0.8%
IXYS Corporation *[2]	2,484	21,213

Specialty Chemicals - 0.3%
HB Fuller Company	200	4,642
Zoltek Companies, Inc. *	214	2,063

		6,705

Specialty Stores - 0.7%
Cabela’s, Inc. *	1,079	18,872

Tobacco - 1.1%
Philip Morris International, Inc.	532	27,749

Trucking - 0.2%
Saia, Inc. *	302	4,192

TOTAL COMMON STOCKS (cost $2,161,084)		$2,524,219

Total Investments - 95.9% [1] (cost $2,161,084)		$2,524,219
Cash & Other Assets, Less Liabilities - 4.1%		107,015

Total Net Assets - 100.0%		$2,631,234

For federal income tax purposes the identified cost of investments owned at March 31, 2010 was $2,162,111.

ADR	American Depositary Receipt
plc	Public Limited Company

*	Non-income producing security
[1]	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs.
[2]	Security is deemed illiquid. The total market value of illiquid securities is $31,386 (cost $30,396), or 1.2% of total net assets.

9	The accompanying notes are an integral part of the financial statements

Rydex | SGI Equity Fund
All Cap Value Fund (unaudited)

Statement of Assets and Liabilities

March 31, 2010

Assets:
Investments, at value *	$2,524,219
Cash	194,809
Receivables:
Fund shares sold	6,600
Dividends	2,885
Security Investors	4,263
Prepaid expenses	13,620

Total assets	2,746,396

Liabilities:
Payable for:
Securities purchased	99,342
Fund shares redeemed	2
Management fees	1,511
Custodian fees	1,235
Transfer agent/maintenance fees	1,062
Administration fees	505
Professional fees	6,274
12b-l distribution plan fees	815
Directors’ fees	71
Other	4,345

Total liabilities	115,162

Net assets	$2,631,234

Net assets consist of:
Paid in capital	$2,257,159
Undistributed net investment income	1,427
Undistributed net realized gain on sale of investments	9,513
Net unrealized appreciation in value of investments	363,135

Net assets	$2,631,234

Class A:
Capital shares outstanding (unlimited number of shares authorized)	155,264
Net assets	$1,760,031
Net asset value and redemption price per share	$11.34

Maximum offering price per share (net asset value divided by 94.25%)	$12.03

Class C:
Capital shares outstanding (unlimited number of shares authorized)	48,692
Net assets	$546,749
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales charge)	$11.23

Institutional Class:
Capital shares outstanding (unlimited number of shares authorized)	28,629
Net assets	$324,454
Net asset value, offering and redemption price per share	$11.33

*Investments, at cost	$2.161.084

Statement of Operations

For the Six Months Ended March 31, 2010

Investment Income:
Dividends	$17,761
Interest	27

Total investment income	17,788

Expenses:
Management fees	7,857
Transfer agent/maintenance fees	2,586
Administration fees	1,448
Custodian fees	5,310
Directors’ fees	103
Professional fees	4,415
Reports to shareholders	2,016
Registration fees	14,023
Other expenses	577
12b-l distribution fees - Class A	1,792
12b-l distribution fees - Class C	2,556

Total expenses	42,683
Less:
Reimbursement of expenses - Class A	(16,847)
Reimbursement of expenses - Class C	(5,993)
Reimbursement of expenses - Institutional Class	(3,616)

Net expenses	16,227

Net investment income	1,561

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investments	31,218
Options written	2,078

Net realized gain	33,296

Net unrealized appreciation (depreciation) during the period on:
Investments	215,047
Options written	(623)

Net unrealized appreciation	214,424

Net realized and unrealized gain	247,720

Net increase in net assets resulting from operations	$249,281

10	The accompanying notes are an integral part of the financial statements

Rydex | SGI Equity Fund
Statement of Changes in Net Assets	All Cap Value Fund

	Six Months Ended March 31, 2010 (unaudited)	Period Ended September 30, 2009*
Increase (decrease) in net assets from operations:
Net investment income	$1,561	$3,576
Net realized gain (loss) during the period on investments	33,296	(23,783)
Net unrealized appreciation during the period on investments	214,424	148,711

Net increase in net assets resulting from operations	249,281	128,504

Distributions to shareholders from:
Net investment income
Class A	(1,974)	—
Institutional Class	(1,736)	—

Total distributions to shareholders	(3,710)	—

Capital share transactions:
Proceeds from sale of shares
Class A	376,674	1,271,992
Class C	129,100	418,597
Institutional Class	—	284,637
Distributions reinvested
Class A	1,960	—
Institutional Class	1,736	—
Cost of shares redeemed
Class A	(97,619)	(56,559)
Class C	(72,404)	(955)

Net increase from capital share transactions	339,447	1,917,712

Net increase in net assets	585,018	2,046,216

Net assets:
Beginning of period	2,046,216	—

End of period	$2,631,234	$2,046,216

Undistributed net investment income at end of period	$1,427	$3,576

Capital share activity:
Shares sold
Class A	35,245	134,995
Class C	12,414	43,096
Institutional Class	—	28,464
Shares reinvested
Class A	186	—
Institutional Class	165	—
Shares redeemed
Class A	(9,423)	(5,739)
Class C	(6,704)	(114)

*	For the period October 3, 2008 (commencement of operations) to September 30, 2009.

11	The accompanying notes are an integral part of the financial statements

Financial Highlights	Rydex | SGI Equity Fund
Selected data for each share of capital stock outstanding throughout each period	All Cap Value Fund

Class A	Six Months Ended March 31, 2010[a]	Year Ended September 30, 2009[b]
Per Share Data
Net asset value, beginning of period	$10.21	$10.00

Income (loss) from investment operations:
Net investment income [c]	0.01	0.04
Net gain on securities (realized and unrealized)	1.14	0.17

Total from investment operations	1.15	0.21

Less distributions:
Dividends from net investment income	(0.02)	—

Total distributions	(0.02)	—

Net asset value, end of period	$11.34	$10.21

Total Return [d]	11.23%	2.10%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,760	$1,319

Ratios to average net assets:
Net investment income	0.28%	0.51%
Total expenses [e]	3.66%	6.65%
Net expenses [f]	1.31%	1.33%
Net expenses prior to custodian earning credits and net of expense waivers	1.31%	1.33%

Portfolio turnover rate	18%	17%

Class C	Six Months Ended March 31, 2010[a]	Year Ended September 30, 2009[b]
Per Share Data
Net asset value, beginning of period	$10.13	$10.00

Income (loss) from investment operations:
Net investment loss [c]	(0.03)	(0.02)
Net gain on securities (realized and unrealized)	1.13	0.15

Total from investment operations	1.10	0.13

Net asset value, end of period	$11.23	$10.13

Total Return [d]	10.86%	1.30%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$547	$436

Ratios to average net assets:
Net investment loss	(0.48)%	(0.18)%
Total expenses [e]	4.40%	8.77%
Net expenses [f]	2.06%	2.07%
Net expenses prior to custodian earning credits and net of expense waivers	2.06%	2.07%

Portfolio turnover rate	18%	17%

12	The accompanying notes are an integral part of the financial statements

Financial Highlights	Rydex | SGI Equity Fund
Selected data for each share of capital stock outstanding throughout each period	All Cap Value Fund

Institutional Class	Six Months Ended March 31, 2010[a]	Year Ended September 30, 2009[b]
Per Share Date
Net asset value, beginning of period	$10.24	$10.00

Income (loss) from investment operations:
Net investment income [c]	0.03	0.07
Net gain on securities (realized and unrealized)	1.12	0.17

Total from investment operations	1.15	0.24

Less distributions:
Dividends from net investment income	(0.06)	—

Total distributions	(0.06)	—

Net asset value, end of period	$11.33	$10.24

Total Return [d]	11.29%	2.40%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$324	$291

Ratios to average net assets:
Net investment income	0.54%	0.81%
Total expenses [e]	3.44%	8.08%
Net expenses [f]	1.03%	1.09%
Net expenses prior to custodian earning credits and net of expense waivers	1.03%	1.09%

Portfolio turnover rate	18%	17%

[a]	Unaudited figures for the six months ended March 31, 2010. Percentage amounts for the period, except total return, have been annualized.
[b]	Security All Cap Value Fund was initially capitalized on October 3, 2008 with a net asset value of $10 per share. Percentage amounts for the period, except total return, have been annualized.
[c]	Net investment income (loss) was computed using average shares outstanding throughout the period.
[d]	Total return information does not reflect deduction of any sales charges imposed at the time of purchase for Class A shares or upon redemption for Class C shares.
[e]	Total expense information reflects expense ratios absent expense reductions by the Investment Manager and custodian earnings credits, as applicable.
[f]	Net expense information reflects the expense ratios after voluntary expense waivers, reimbursements and custodian earnings credits, as applicable.

13	The accompanying notes are an integral part of the financial statements

Rydex | SGI Equity Fund
Performance Summary	Alpha Opportunity Fund
March 31, 2010	(unaudited)

PERFORMANCE

$10,000 Since Inception

This chart assumes a $10,000 investment in Class A shares of Alpha Opportunity Fund on July 7, 2003 (date of inception), reflects deduction of the 5.75% sales load and assumes all dividends reinvested. The chart does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. The S&P 500 Index is a capitalization weighted index composed of 500 selected common stocks that represent the broad domestic economy and is a widely recognized unmanaged index of market performance.

Average Annual Returns

Periods Ended 3-31-10	1 Year	5 Years	Since Inception
A Shares	48.91%	4.18%	7.48% (7-07-03)
A Shares with sales charge	40.41%	2.95%	6.54% (7-07-03)
B Shares	47.61%	3.36%	6.65% (7-07-03)
B Shares with CDSC	42.61%	3.09%	6.65% (7-07-03)
C Shares	47.85%	3.36%	6.65% (7-07-03)
C Shares with CDSC	46.85%	3.36%	6.65% (7-07-03)
Institutional Shares	49.32%	—	21.83% (11-07-08)

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The figures above do not reflect deduction of the maximum front-end sales charge of 5.75% for Class A shares or the contingent deferred sales charge of 5% for Class B shares and 1% for Class C shares, as applicable, except where noted. The figures do not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of shares. Such figures would be lower if the maximum sales charge and any applicable taxes were deducted. Fee waivers and/or reimbursements reduced expenses of the Fund and in the absence of such waiver, the performance quoted would be reduced.

Portfolio Composition by Sector as of 3-31-10*

Consumer Discretionary	(2.95)%
Consumer Staples	8.88
Energy	2.06
Financials	(1.95)
Health Care	2.08
Industrials	7.29
Information Technology	13.35
Materials	4.98
Telecommunication Services	0.20
Utilities	(0.53)
Exchange Traded Funds	3.54
U.S. Government Sponsored Agencies	9.65
Repurchase Agreement	10.79
Short Term Investments	15.83
Cash & Other Assets, Less Liabilities	26.78

Total Net Assets	100.00%

*	Securities sold short are netted with long positions in common stocks in the appropriate sectors.

14	The accompanying notes are an integral part of the financial statements

Schedule of Investments	Rydex | SGI Equity Fund
March 31, 2010 (unaudited)	Alpha Opportunity Fund

	Shares	Value
COMMON STOCKS - 86.4%
Aerospace & Defense - 3.3%
Goodrich Corporation [8]	820	$57,826
ITT Corporation	656	35,168
Lockheed Martin Corporation [1,7]	3,753	312,325
Northrop Grumman Corporation [1,7]	1,100	72,127

		477,446

Airlines - 0.0%
US Airways Group, Inc. *	656	4,822

Aluminum - 0.8%
Alcoa, Inc. [8]	4,258	60,634
Century Aluminum Company *	3,605	49,605

		110,239

Apparel Retail - 4.7%
Gap, Inc. [1,7]	6,000	138,660
Gymboree Corporation [1,7]*	3,000	154,890
Ltd. Brands, Inc. [1,7]	5,100	125,562
Ross Stores, Inc. [1,7]	2,100	112,287
TJX Companies, Inc. [1,7]	3,600	153,072

		684,471

Apparel, Accessories & Luxury Goods - 0.3%
Phillips-Van Heusen Corporation [1,7]	800	45,888

Application Software - 0.4%
Bottomline Technologies, Inc. *	655	11,024
JDA Software Group, Inc. *	1,650	45,903

		56,927

Auto Parts & Equipment - 0.3%
BorgWarner, Inc. *	820	31,307
Gentex Corporation	328	6,370

		37,677

Automotive Retail - 0.0%
Advance Auto Parts, Inc.	164	6,875

Biotechnology - 1.4%
Amgen, Inc. [1,7]*	1,800	107,568
Celgene Corporation *	164	10,161
Gilead Sciences, Inc. [8]*	1,475	67,083
United Therapeutics Corporation *	233	12,892

		197,704

Building Products - 0.1%
Lennox International, Inc.	328	14,537

Coal & Consumable Fuels - 0.1%
International Coal Group, Inc. *	772	3,528
Massey Energy Company	117	6,118

		9,646

Communications Equipment - 0.6%
DG FastChannel, Inc. *	618	19,745
Harmonic, Inc. [1,7]*	11,000	69,410
Motorola, Inc. *	327	2,296

		91,451

Computer & Electronics Retail - 0.8%
RadioShack Corporation [1,7]	5,100	115,413

Computer Hardware - 1.3%
International Business Machines Corporation [8]	1,463	187,630

	Shares	Value
COMMON STOCKS - 86.4% (continued)
Computer Storage & Peripherals - 0.6%
EMC Corporation *	328	$5,917
Hypercom Corporation *	1,966	7,589
Seagate Technology	2,293	41,870
Western Digital Corporation *	669	26,084

		81,460

Construction & Engineering - 0.2%
Michael Baker Corporation *	803	27,687

Construction & Farm Machinery & Heavy Trucks - 5.5%
Joy Global, Inc. [1,7]	9,080	513,928
Kubota Corporation ADR *	781	35,606
Terex Corporation *	1,311	29,773
Titan International, Inc.	1,802	15,731
Trinity Industries, Inc. [1,7]	10,200	203,592

		798,630

Data Processing & Outsourced Services - 1.2%
Visa, Inc. [8]	1,967	179,056

Diversified Chemicals - 0.3%
Dow Chemical Company	1,475	43,616

Diversified Metals & Mining - 0.8%
Brush Engineered Materials, Inc. *	328	7,403
Freeport-McMoRan Copper & Gold, Inc. (CI.B) [8]	819	68,418
General Moly, Inc. *	2,458	8,161
Southern Copper Corporation	656	20,776
Thompson Creek Metals Company, Inc. *	1,170	15,830

		120,588

Electrical Components & Equipment - 2.1%
AO Smith Corporation [1,7]	2,800	147,196
Cooper Industries plc [8]	1,476	70,759
Rockwell Automation, Inc. [8]	1,474	83,075

		301,030

Electronic Components - 0.1%
Vishay Intertechnology, Inc. *	1,039	10,629

Environmental & Facilities Services - 0.1%
Metalico, Inc. *	2,458	14,723

Exchange Traded Funds - 2.8%
Health Care Select Sector SPDR Fund	489	15,687
iPath Dow Jones-UBS Coffee Subindex Total Return ETN *	194	7,403
iPATH S&P 500 VIX Mid-Term Futures ETN *	713	48,149
iPATH S&P 500 VIX Short-Term Futures ETN *	664	13,951
iShares MSCI Taiwan Index Fund	2,925	36,709
Market Vectors - Agribusiness ETF [8]	4,347	196,441
Market Vectors - Coal ETF	1,147	43,253
PowerShares DB Agriculture Fund *	1,146	27,779

15	The accompanying notes are an integral part of the financial statements

Schedule of Investments	Rydex | SGI Equity Fund
March 31, 2010 (unaudited)	Alpha Opportunity Fund

	Shares	Value
COMMON STOCKS - 86.4% (continued)
Exchange Traded Funds - 2.8% (continued)
United States Natural Gas Fund, LP *	2,888	$19,956

		409,328

Food Distributors - 0.5%
Sysco Corporation	1,474	43,483
United Natural Foods, Inc. *	984	27,680

		71,163

Food Retail - 0.7%
Safeway, Inc. [1,7]	3,900	96,954

Forest Products - 0.6%
Louisiana-Pacific Corporation *	2,948	26,679
Weyerhaeuser Company [8]	1,311	59,349

		86,028

General Merchandise Stores - 0.9%
Family Dollar Stores, Inc. [1,7]	3,700	135,457

Gold - 1.3%
IAMGOLD Corporation [8]	6,128	81,013
New Gold, Inc. *	5,265	22,955
Newmont Mining Corporation [8]	1,638	83,423

		187,391

Health Care Distributors - 1.1%
AmerisourceBergen Corporation	1,107	32,014
Owens & Minor, Inc. [1,7]	2,700	125,253

		157,267

Health Care Equipment - 2.9%
Baxter International, Inc. [1,7]	5,242	305,084
Covidien plc	1,147	57,671
Medtronic, Inc.	1,231	55,432

		418,187

Health Care Facilities - 0.8%
Community Health Systems, Inc. *	1,147	42,359
Kindred Healthcare, Inc. [1,7]*	3,900	70,395
Tenet Healthcare Corporation *	1,147	6,561

		119,315

Health Care Services - 1.5%
DaVita, Inc. *	819	51,925
Lincare Holdings, Inc. [1,7]*	3,800	170,544

		222,469

Home Entertainment Software - 4.5%
Shanda Interactive Entertainment, Ltd. ADR [1,7]*	15,100	658,209

Homebuilding - 0.2%
Pulte Group, Inc. *	2,153	24,221

Human Resources & Employment Services - 0.7%
Towers Watson & Company [1,7]	2,200	104,500

Hypermarkets & Super Centers - 0.8%
Wal-Mart Stores, Inc. [1,7]	2,200	122,320

	Shares	Value
COMMON STOCKS - 86.4% (continued)
Independent Power Producers & Energy Traders - 1.2%
Constellation Energy Group, Inc. [1,7]	5,100	$179,061

Industrial Conglomerates - 1.8%
3M Company [8]	1,473	123,099
General Electric Company [1,7]	4,200	76,440
Tyco International, Ltd.	1,474	56,381

		255,920

Industrial Machinery - 2.0%
Dover Corporation	1,148	53,669
Illinois Tool Works, Inc.	984	46,602
Ingersoll-Rand plc	1,148	40,031
Snap-On, Inc. [8]	1,417	61,413
Watts Water Technologies, Inc. [1,7]	2,800	86,968

		288,683

Integrated Oil & Gas - 2.9%
ConocoPhillips [1,7]	1,500	76,755
Hess Corporation	819	51,228
Occidental Petroleum Corporation [8]	3,391	286,676

		414,659

Integrated Telecommunication Services - 1.9%
AT&T, Inc. [1,7]	10,600	273,904

Internet Software & Services - 0.1%
LivePerson, Inc. *	1,368	10,493

Life Sciences Tools & Services - 2.9%
Charles River Laboratories International, Inc. [1,7]*	2,000	78,620
Life Technologies Corporation [1,7]*	2,800	146,356
Millipore Corporation [1,7]*	1,800	190,080
PerkinElmer, Inc.	328	7,839

		422,895

Managed Health Care - 0.8%
CIGNA Corporation	1,310	47,920
WellCare Health Plans, Inc. [1,7]*	2,300	68,494

		116,414

Metal & Glass Containers - 0.2%
Greif, Inc.	656	36,028

Movies & Entertainment - 1.0%
LodgeNet Interactive Corporation *	1,147	7,995
Walt Disney Company [8]	4,024	140,477

		148,472

Multi-Line Insurance - 0.5%
Genworth Financial, Inc. [1,7]*	4,000	73,360

Oil & Gas Equipment & Services - 0.5%
Basic Energy Services, Inc. *	808	6,230
Dresser-Rand Group, Inc. *	656	20,612
RPC, Inc.	2,176	24,218
Willbros Group, Inc. *	1,198	14,388

		65,448

Oil & Gas Exploration & Production - 1.8%
Anadarko Petroleum Corporation [1,7]	2,755	200,646

16	The accompanying notes are an integral part of the financial statements

Schedule of Investments	Rydex | SGI Equity Fund
March 31, 2010 (unaudited)	Alpha Opportunity Fund

	Shares	Value
COMMON STOCKS - 86.4% (continued)
Oil & Gas Exploration & Production - 1.8% (continued)
Berry Petroleum Company	2,130	$59,981

		260,627

Packaged Foods & Meats - 0.1%
Kraft Foods, Inc.	655	19,807

Paper Packaging - 0.2%
Rock-Tenn Company	656	29,894

Paper Products - 0.4%
International Paper Company	2,131	52,444

Personal Products - 0.8%
Herbalife, Ltd. [1,7]	2,500	115,300

Pharmaceuticals - 5.0%
Abbott Laboratories [8]	1,639	86,343
Forest Laboratories, Inc. [1,7]*	4,711	147,737
Johnson & Johnson 1, [7]	5,000	325,999
Merck & Company, Inc.	819	30,590
Viropharma, Inc. [1,7]*	9,900	134,937

		725,606

Property & Casualty Insurance - 0.6%
Amtrust Financial Services, Inc. 1, [7]	6,000	83,700

Real Estate Development - 0.0%
Forestar Group, Inc. *	328	6,193

Reinsurance - 0.8%
Endurance Specialty Holdings, Ltd. [1,7]	3,000	111,450

Restaurants - 0.7%
Jack in the Box, Inc. 1, [7]*	4,000	94,200

Semiconductor Equipment - 0.8%
Amkor Technology, Inc. [1,7]*	9,200	65,044
Brooks Automation, Inc. *	1,212	10,690
KLA-Tencor Corporation	873	26,993
Lam Research Corporation *	385	14,368
Entegris, Inc. *	960	4,838

		121,933

Semiconductors - 2.2%
Analog Devices, Inc.	1,564	45,074
Entropic Communications, Inc. *	178	904
Fairchild Semiconductor International, Inc. *	3,523	37,520
National Semiconductor Corporation	1,311	18,944
ON Semiconductor Corporation *	4,470	35,760
RF Micro Devices, Inc. *	795	3,959
Skyworks Solutions, Inc. *	2,300	35,880
Texas Instruments, Inc. [8]	4,235	103,631
TriQuint Semiconductor, Inc. *	4,402	30,814

		312,486

Soft Drinks - 0.2%
Coca-Cola Company	655	36,025

	Shares	Value
COMMON STOCKS - 86.4% (continued)
Specialized REIT’s - 0.2%
Plum Creek Timber Company, Inc.	656	$25,525

Specialty Chemicals - 0.2%
OM Group, Inc. *	819	27,748

Steel - 0.7%
Schnitzer Steel Industries, Inc. [8]	1,958	102,854

Systems Software - 4.1%
CA, Inc. [1,7]	20,018	469,822
Oracle Corporation	656	16,853
Symantec Corporation 1, [7]*	5,900	99,828

		586,503

Technology Distributors - 1.2%
Arrow Electronics, Inc. 1, [7]*	2,600	78,338
Avnet, Inc. [1,7]*	3,100	93,000

		171,338

Tobacco - 5.9%
Altria Group, Inc. [1,7]	16,700	342,684
Philip Morris International, Inc. 1, [7]	9,800	511,169

		853,853

Trucking - 0.4%
Con-Way, Inc. [1,7]	1,700	59,704

TOTAL COMMON STOCKS (cost $12,837,503)		$12,513,481

	Principal Amount	Value
U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES - 15.9%
Federal Home Loan Mortgage Corporation 0.90%, 4/1/2010 [1,2]	$900,000	$900,000
Federal National Mortgage Association 0.15%, 5/3/2010 [2,8]	1,400,000	1,399,813

TOTAL U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES (cost $2,299,813)		$2,299,813

	Principal Amount	Value
SHORT TERM INVESTMENTS - 5.7%
State Street General Account U.S. Government Fund [2]	$827,114	$827,114

TOTAL SHORT TERM INVESTMENTS (cost $827,114)		$827,114

	Principal Amount	Value
REPURCHASE AGREEMENT - 13.2%
State Street, 0.01%, dated 3/31/10, matures 4/01/10; repurchase amount $1,910,272 (Collateralized by FHLB, 9/17/10 with a value of $1,954,258) [2]	$1,910,272	$1,910,272

TOTAL REPURCHASE AGREEMENT (cost $1,910,272)		$1,910,272

17	The accompanying notes are an integral part of the financial statements

Schedule of Investments	Rydex | SGI Equity Fund
March 31, 2010 (unaudited)	Alpha Opportunity Fund

Value
Total Investments - 145.4% [3] (cost $17,874,702)	$17,550,680
Liabilities, Less Cash & Other Assets - (45.4)%	(3,078,652)

Total Net Assets - 100.0%	$14,472,028

Schedule of Securities Sold Short

	Shares	Value
COMMON STOCKS - (29.5)%
Advertising - (0.4)%
Focus Media Holding, Ltd. ADR [4,6]*	(2,130)	$(63,900)

Air Freight & Logistics - 0.0%
CH Robinson Worldwide, Inc.	(128)	(7,149)

Airlines - 0.0%
Continental Airlines, Inc. *	(127)	(2,790)
UAL Corporation *	(30)	(587)

		(3,377)

Alternative Carriers - (0.2)%
Global Crossing, Ltd. [4,6]*	(1,800)	(28,746)

Apparel Retail - (0.1)%
Abercrombie & Fitch Company	(362)	(16,522)
Rue21, Inc. *	(35)	(1,213)

		(17,735)

Biotechnology - (4.4)%
Acorda Therapeutics, Inc. [4,6]*	(2,800)	(74,900)
Alnylam Pharmaceuticals, Inc. [4,6]*	(2,900)	(85,288)
AMAG Pharmaceuticals, Inc. [4,6]*	(1,900)	(82,954)
Cepheid, Inc. [4,6]*	(5,300)	(81,620)
Exelixis, Inc. [4,6]*	(4,500)	(28,845)
Regeneron Pharmaceuticals, Inc. [4,6]*	(3,180)	(69,038)
Rigel Pharmaceuticals, Inc. [4,6]*	(3,050)	(78,324)
Savient Pharmaceuticals, Inc. [4,6]*	(2,420)	(48,013)
Vertex Pharmaceuticals, Inc. [4,6]*	(2,600)	(71,942)

		(620,924)

Building Products - (1.0)%
USG Corporation [4,6]*	(4,940)	(141,877)

Casinos & Gaming - 0.0%
Churchill Downs, Inc.	(51)	(1,913)

Communications Equipment - (0.3)%
Riverbed Technology, Inc. [4,6]*	(3,280)	(43,624)

Computer Storage & Peripherals - (0.5)%
Intermec, Inc. [4,6]*	(2,740)	(54,307)

Consumer Electronics - (0.2)%
Garmin, Ltd.	(566)	(21,780)

Consumer Finance - 0.0%
Ezcorp, Inc. *	(259)	(5,335)

	Shares	Value
COMMON STOCKS - (29.5)% (continued)
Department Stores - (0.3)%
Sears Holdings Corporation *	(419)	$(45,432)

Diversified Banks - (3.8)%
Wells Fargo & Company [4,6]	(12,384)	(539,689)

Diversified Metals & Mining - (0.3)%
Ivanhoe Mines, Ltd. [4,6]*	(4,440)	(37,030)

Electric Utilities - (1.7)%
Korea Electric Power Corporation ADR [4,6]	(18,310)	(247,734)

Electronic Equipment & Instruments - (0.1)%
Agilent Technologies, Inc. *	(255)	(8,769)

Electronic Manufacturing Services - 0.0%
Benchmark Electronics, Inc. *	(151)	(3,132)

Exchange Traded Funds - (0.9)%
Consumer Discretionary Select Sector SPDR Fund *	(777)	(25,517)
iShares Barclays 20+ Year Treasury Bond Fund	(1,030)	(92,144)
iShares Russell 2000 Index Fund	(130)	(8,815)
SPDR S&P Retail ETF *	(259)	(10,702)

		(137,178)

Food Retail - 0.0%
Whole Foods Market, Inc. *	(128)	(4,627)

Footwear - (0.1)%
K-Swiss, Inc. *	(760)	(7,950)

Health Care Equipment - (0.5)%
Intuitive Surgical, Inc. [4,6]*	(200)	(56,100)

Health Care Facilities - 0.0%
Kindred Healthcare, Inc. *	(128)	(2,310)

Health Care Supplies - (0.5)%
Align Technology, Inc. [4,6]*	(6,100)	(74,420)

Health Care Technology - (0.6)%
athenahealth, Inc. [4,6]*	(2,500)	(89,625)

Home Entertainment Software - (0.3)%
Electronic Arts, Inc. [4,6]*	(900)	(36,720)

Home Furnishings - 0.0%
Mohawk Industries, Inc. *	(128)	(6,961)

Integrated Telecommunication Services - 0.0%
Qwest Communications International, Inc.	(518)	(2,704)

18	The accompanying notes are an integral part of the financial statements

Schedule of Investments	Rydex | SGI Equity Fund
March 31, 2010 (unaudited)	Alpha Opportunity Fund

	Shares	Value
COMMON STOCKS - (29.5)% (continued)
Internet Retail - 0.0%
PetMed Express, Inc.	(235)	$(5,210)

Internet Software & Services - (2.4)%
Baidu, Inc. ADR [4,6]*	(200)	(53,725)
Digital River, Inc. *	(510)	(15,453)
Equinix, Inc. [4,6]*	(1,000)	(79,940)
SAVVIS, Inc. [4,6]*	(5,700)	(84,018)
VeriSign, Inc. [4,6]*	(1,200)	(30,756)
WebMD Health Corporation *	(130)	(6,029)

		(269,921)

IT Consulting & Other Services - 0.0%
RightNow Technologies, Inc. *	(227)	(4,054)

Leisure Products - (2.1)%
Brunswick Corporation	(128)	(2,044)
Pool Corporation [4,6]	(11,639)	(288,065)

		(290,109)

Life Sciences Tools & Services - (1.0)%
Luminex Corporation [4,6]*	(2,500)	(63,725)
Sequenom, Inc. [4,6]*	(3,810)	(78,524)

		(142,249)

Oil & Gas Exploration & Production - (0.7)%
BPZ Resources, Inc. [4,6]*	(5,700)	(107,160)

Oil & Gas Refining & Marketing - (0.1)%
Valero Energy Corporation	(566)	(11,150)

Pharmaceuticals - (1.0)%
Auxilium Pharmaceuticals, Inc. [4,6]*	(1,540)	(56,703)
Perrigo Company	(104)	(6,107)
Sepracor, Inc. [4,6]*	(1,400)	(24,500)
XenoPort, Inc. [4,6]*	(1,376)	(63,062)

		(150,372)

Photographic Products - 0.0%
Eastman Kodak Company	(451)	(2,611)

Regional Banks - (0.7)%
PrivateBancorp, Inc. [4,6]	(2,390)	(102,770)

Residential REIT’s - 0.0%
Mid-America Apartment Communities, Inc.	(122)	(6,318)

Restaurants - (0.3)%
Cheesecake Factory, Inc. *	(666)	(18,022)
PF Chang’s China Bistro, Inc. *	(284)	(12,533)
Ruby Tuesday, Inc. *	(259)	(2,738)
Sonic Corporation *	(259)	(2,862)
Texas Roadhouse, Inc. *	(388)	(5,389)

		(41,544)

Security & Alarm Services - (0.2)%
Brink’s Company	(777)	(21,935)

	Shares	Value
COMMON STOCKS - (29.5)% (continued)
Semiconductor Equipment - (0.2)%
Varian Semiconductor Equipment Associates, Inc. [4,6]*	(1,260)	$(33,037)

Semiconductors - (1.1)%
Cree, Inc. [4,6]*	(4,000)	(109,840)
Rambus, Inc. [4,6]*	(3,600)	(55,224)

		(165,064)

Sort Drinks - (0.7)%
Dr Pepper Snapple Group, Inc.	(255)	(8,968)
Hansen Natural Corporation [4,6]*	(3,250)	(96,233)

		(105,201)

Specialized Finance - (0.2)%
Moody’s Corporation	(763)	(22,699)
NASDAQ OMX Group, Inc. *	(259)	(5,470)

		(28,169)

Specialized REIT’s - (0.1)%
Healthcare Realty Trust, Inc.	(399)	(9,293)

Specialty Chemicals - (0.3)%
Zoltek Companies, Inc. [4,6]*	(2,700)	(49,221)

Specialty Stores - 0.0%
Books-A-Million, Inc.	(770)	(5,575)

Steel - (0.1)%
Allegheny Technologies, Inc.	(283)	(15,279)

Systems Software - (0.8)%
Red Hat, Inc. [4,6]*	(2,610)	(46,589)
VMware, Inc. [4,6]*	(2,400)	(68,592)

		(115,181)

Trading Companies & Distributors - 0.0%
Beacon Roofing Supply, Inc. *	(140)	(2,678)
Watsco, Inc.	(26)	(1,479)

		(4,157)

Wireless Telecommunication Services - (1.3)%
Clearwire Corporation [4,6]*	(2,530)	(28,665)
Leap Wireless International, Inc. [4,6]*	(1,500)	(65,100)
SBA Communications Corporation [4,6]*	(2,400)	(69,095)
Telephone & Data Systems, Inc.	(130)	(4,401)

		(167,261)

TOTAL COMMON STOCKS SOLD SHORT (proceeds $4,086,626)		$(4,163,889)

	Shares	Value
FOREIGN STOCKS - (25.1)%
Airlines - (0.2)%
Ryanair Holdings plc [4,6]*	(9,600)	$(35,971)

Airport Services - (1.3)%
Beijing Capital International Airport Company, Ltd. [4,6]	(218,000)	(188,550)

Apparel, Accessories & Luxury Goods - (0.1)%
C C Land Holdings, Ltd. [4,6]	(50,000)	(13,945)

19	The accompanying notes are an integral part of the financial statements

Schedule of Investments	Rydex | SGI Equity Fund
March 31, 2010 (unaudited)	Alpha Opportunity Fund

	Shares	Value
FOREIGN STOCKS - (25.1)% (continued)
Automobile Manufacturers - (3.7)%
Volkswagen AG [4,6]	(1,300)	$(538,567)

Biotechnology - (1.5)%
Basilea Pharmaceutica [4,6]*	(500)	(83,364)
Intercell AG [4,6]*	(1,900)	(74,840)
Zeltia S.A. [4,6]	(8,000)	(54,559)

		(212,763)

Broadcasting - (0.2)%
Tokyo Broadcasting System Holdings, Inc. [4,6]	(1,300)	(21,836)

Cable & Satellite - (0.5)%
Sky Deutschland AG [4,6]*	(4,000)	(65,668)

Casinos & Gaming - (1.4)%
bwin Interactive Entertainment AG [4,6]*	(1,600)	(45,582)
Genting Singapore plc [4,6]*	(124,900)	(41,123)
PartyGaming plc [4,6]	(15,200)	(57,210)

		(143,915)

Coal & Consumable Fuels - (0.5)%
Aquila Resources, Ltd. [4,6]*	(2,750)	(21,907)
Riversdale Mining, Ltd. [4,6]*	(6,700)	(50,985)

		(72,892)

Construction & Engineering - (0.3)%
Ausenco, Ltd. [4,6]	(2,100)	(22,659)
China Communications Construction Company, Ltd. [4,6]	(15,000)	(15,536)

		(38,195)

Construction & Farm Machinery & Heavy Trucks - (0.1)%
China National Materials Company, Ltd. [4,6]	(34,400)	(17,537)

Construction Materials - (0.3)%
Anhui Conch Cement Company, Ltd. [4,6]	(4,500)	(20,259)
China National Building Material Company, Ltd. [4,6]	(14,700)	(19,910)

		(40,169)

Department Stores - (1.4)%
Marui Group Company, Ltd. [4,6]	(29,100)	(219,528)

Diversified Banks - (2.7)%
Aozora Bank, Ltd. [4,6]*	(16,300)	(26,250)
Erste Group Bank AG [4,6]	(5,200)	(319,536)
Mizuho Financial Group, Inc. [4,6]*	(11,000)	(45,462)
Mizuho Trust & Banking Company, Ltd. [4,6]*	(17,700)	(24,682)

		(415,930)

Diversified Metals & Mining - (0.4)%
Fushan International Energy Group, Ltd. [4,6]	(66,000)	(23,727)
Western Areas NL [4,6]	(6,200)	(44,456)

		(68,183)

	Shares	Value
FOREIGN STOCKS - (25.1)% (continued)
Diversified Real Estate Activities - (0.2)%
Franshion Properties China, Ltd. [4,6]	(79,400)	$(22,104)

Electrical Components & Equipment - (0.6)%
Toyo Tanso Company, Ltd. [4,6]	(500)	(27,007)

Electronic Manufacturing Services - (0.5)%
IEC Electronics Corporation [4,6]*	(3,900)	(77,681)

Gold - (0.8)%
Agnico-Eagle Mines, Ltd. [4,5,6]*	(1,800)	(119,001)
Sino Gold Mining, Ltd. [4,6]*	(8,600)	(35,368)

		(154,369)

Highways & Railtracks - (3.2)%
Brisa Auto-Estradas de Portugal S.A. [4,6]	(44,400)	(461,804)

Household Appliances - (2.7)%
Electrolux AB [4,6]	(30,100)	(395,761)

Industrial Machinery - (0.1)%
Japan Steel Works, Ltd. [4,6]	(1,500)	(20,809)
Meyer Burger Technology AG [4,6]*	(200)	(49,879)

		(70,688)

Internet Software & Services - (0.2)%
Access Company, Ltd. [4,6]	(17)	(32,755)

Investment Banking & Brokerage - (0.2)%
Monex Group, Inc. [4,6]	(78)	(27,384)

Marine Ports & Services - (0.1)%
China Merchants Holdings International Company, Ltd. [4,6]	(3,100)	(11,047)

Oil & Gas Equipment & Services - (0.6)%
Modec, Inc. [4,6]	(900)	(23,195)
Sevan Marine ASA [4,6]*	(5,900)	(30,951)
Trican Well Service, Ltd. [4,6]	(2,000)	(34,043)

		(88,189)

Oil & Gas Exploration & Production - (0.6)%
Arrow Energy, Ltd. [4,6] *	(8,900)	(22,965)
Queensland Gas Company, Ltd. [4,6]*	(12,800)	(49,787)

		(72,752)

Precious Metals & Minerals - (0.7)%
Silver Wheaton Corporation [4,6]*	(6,100)	(64,046)

Real Estate Operating Companies - (0.4)%
Aeon Mall Company, Ltd. [4,6]	(1,700)	(52,093)

TOTAL FOREIGN STOCKS SOLD SHORT (proceeds $3,493,322)		$(3,651,329)

20	The accompanying notes are an integral part of the financial statements

Schedule of Investments	Rydex | SGI Equity Fund
March 31, 2010 (unaudited)	Alpha Opportunity Fund

	Shares	Value
RIGHTS - (0.0)%
Automobile Manufacturers - (0.0)%
Volkswagen AG Expires 04/13/10	(1,300)	$(808)

TOTAL RIGHTS (proceeds $2,258)		$(808)

TOTAL SECURITIES SOLD SHORT - (55.0%) (proceeds $7,582,206)		$(7,816,026)

INVESTMENT CONCENTRATION

At March 31, 2010, the investment diversification of the Fund was as follows:

Country	% of Net Assets	Value
United States	110.3%	$15,961,902
Cayman Islands	4.2	610,299
Ireland	1.0	132,490
Bermuda	0.5	68,759
US	0.2	35,168
Switzerland	(0.2)	(26,983)
Norway	(0.2)	(30,951)
Singapore	(0.3)	(41,123)
Spain	(0.4)	(54,559)
Hong Kong	(0.4)	(56,878)
Gibraltar	(0.4)	(57,210)
United Kingdom	(0.5)	(77,681)
Canada	(1.0)	(139,450)
Australia	(1.4)	(198,340)
Republic of Korea	(1.7)	(247,734)
China	(1.8)	(261,792)
Sweden	(2.7)	(395,761)
Portugal	(3.2)	(461,804)
Austria	(3.4)	(488,494)
Japan	(3.6)	(518,057)
Germany	(4.2)	(605,851)

Total Investments	90.8	$13,145,950

For federal income tax purposes the identified cost of investments owned at March 31, 2010 was $17,926,965.

ADR	American Depositary Receipt
plc	Public Limited Company

*	Non-income producing security

[1]	Security is segregated as collateral for open short positions.
[2]	Value determined based on Level 2 inputs.
[3]	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs.
[4]	Value determined based on Level 3 inputs.
[5]	Security was acquired through a private placement.
[6]	Security is fair valued by the Valuation Committee at March 31, 2010. The total market value of fair valued securities amounts to $(7,341,377) (cost $(7,166,693)), or (50.7%) of total net assets.
[7]

All or a portion of the security is deemed illiquid. The total market value of illiquid securities is $7,602,323 (cost $7,961,773), or 52.5% of total net assets. The security was deemed liquid at the time of purchase. The security is deemed illiquid due to the Fund’s exposure to Lehman Brothers International Europe (“LBIE”) prime brokerage services. See Note 9 in Notes to Financial Statements for additional information.

[8]	Security is segregated as collateral for open futures contracts.

21	The accompanying notes are an integral part of the financial statements

Rydex | SGI Equity Fund
Alpha Opportunity Fund (unaudited)

Statement of Assets and Liabilities

March 31, 2010

Assets:
Investments. at value *	$15,640,408
Repurchase agreement, at value *	1,910,272
Cash	620,241
Restricted cash	708,516
Restricted cash denominated in a foreign currency, at value ***	3,431,132
Receivables:
Fund shares sold	521
Securities sold	947,147
Dividends	23,969
Foreign taxes recoverable	537
Prepaid expenses	48,890

Total assets	23,331,633

Liabilities:
Securities sold short, at value **	7,816,026
Foreign Cash Overdraft	709
Payable for:
Securities purchased	945,035
Fund shares redeemed	651
Variation margin	12,600
Dividends on short sales	4,180
Management fees	15,158
Custodian fees	24,000
Transfer agent/maintenance fees	3,182
Administration fees	6,619
Professional fees	20,365
12b-l distribution plan fees	4,573
Directors’ fees	609
Other	5,898

Total liabilities	8,859,605

Net assets	$14,472,028

Net assets consist of:
Paid in capital	$27,596,976
Accumulated net investment loss	(97,831)
Accumulated net realized loss on sale of investments and foreign currency transactions	(12,571,635)
Net unrealized depreciation in value of investments and translation of assets and liabilities in foreign currencies	(455,482)

Net assets	$14,472,028

Class A:
Capital shares outstanding (unlimited number of shares authorized)	1,013,086
Net assets	$9,720,774
Net asset value and redemption price per share	$9.59

Maximum offering price per share (net asset value divided by 94.25%)	$10.18

Class B:
Capital shares outstanding (unlimited number of shares authorized)	157,589
Net assets	$1,411,813
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales charge)	$8.96

Class C:
Capital shares outstanding (unlimited number of shares authorized)	180,097
Net assets	$1,613,052
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales charge)	$8.96

Class Institutional:
Capital shares outstanding (unlimited number of shares authorized)	131,095
Net assets	$1,726,389
Net asset value, offering and redemption price per share	$13.17

*Investments, at cost	$17,874,702
**Securities sold short, proceeds	7,582,206
***Restricted cash denominated in a foreign currency, at cost	3,383,563

Statement of Operations

For the Six Months Ended March 31, 2010

Investment Income:
Dividends (net of foreign withholding tax of $159)	$92,972
Interest	752

Total investment income	93,724

Expenses:
Management fees	90,638
Transfer agent/maintenance fees	23,432
Administration fees	19,040
Custodian fees	41,722
Directors’ fees	463
Professional fees	30,304
Reports to shareholders	1,934
Registration fees	23,335
Other expenses	2,156
Dividends on short sales	8,657
12b-l distribution fees - Class A	11,805
12b-l distribution fees - Class B	7,477
12b-l distribution fees - Class C	8,927

Total expenses	269,890
Less:
Reimbursement of expenses - Class A	(68,469)
Reimbursement of expenses - Class B	(11,519)
Reimbursement of expenses - Class C	(13,874)
Reimbursement of expenses - Institutional Class	(13,900)

Net expenses	162,128

Net investment loss	(68,404)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investments	679,953
Securities sold short	(8,069)
Foreign currency transactions	301
Futures	442,780

Net realized gain	1,114,965

Net unrealized appreciation (depreciation) during the period on:
Investments	751,251
Securities sold short	(35,641)
Futures	20,273
Translation of assets and liabilities in foreign currencies	(137,954)

Net unrealized appreciation	597,929

Net realized and unrealized gain	1,712,894

Net increase in net assets resulting from operations	$1,644,490

22	The accompanying notes are an integral part of the financial statements

Rydex | SGI Equity Fund
Statement of Changes in Net Assets	Alpha Opportunity Fund

	Six Months Ended March 31, 2010 (unaudited)	Year Ended September 30, 2009
Increase (decrease) in net assets from operations:
Net investment loss	$(68,404)	$(123,718)
Net realized gain (loss) during the period on investments and foreign currency transactions	1,114,965	(10,496,580)
Net unrealized appreciation during the period on investments and translation of assets and liabilities in foreign currencies	597,929	3,498,389

Net increase (decrease) in net assets resulting from operations	1,644,490	(7,121,909)

Capital share transactions:
Proceeds from sale of shares
Class A	167,029	1,524,278
Class B	129	4,268
Class C	832	7,933
Institutional Class	515	4,980,476
Cost of shares redeemed
Class A	(1,284,145)	(16,913,028)
Class B	(383,693)	(2,762,142)
Class C	(575,045)	(2,096,985)
Institutional Class	(635,582)	(3,025,562)

Net decrease from capital share transactions	(2,709,960)	(18,280,762)

Net decrease in net assets	(1,065,470)	(25,402,671)

Net assets:
Beginning of period	15,537,498	40,940,169

End of period	$14,472,028	$15,537,498

Accumulated net investment loss at end of period	$(97,831)	$(29,427)

Capital share activity:
Shares sold
Class A	18,435	208,127
Class B	—	292
Class C	92	796
Institutional Class	41	502,702
Shares redeemed
Class A	(145,068)	(2,335,782)
Class B	(45,851)	(404,666)
Class C	(68,917)	(308,317)
Institutional Class	(52,690)	(318,958)

23	The accompanying notes are an integral part of the financial statements

Financial Highlights	Rydex | SGI Equity Fund
Selected data for each share of capital stock outstanding throughout each period	Alpha Opportunity Fund

Class A	Six Months Ended March 31, 2010[a]	2009	2008[b]	2007	2006	Year Ended September 30, 2005
Per Share Data
Net asset value, beginning of period	$8.56	$9.37	$13.94	$12.23	$12.37	$11.79

Income (loss) from investment operations:
Net investment income (loss) [c]	(0.03)	(0.04)	(0.16)	(0.01)	(0.06)	(0.10)
Net gain (loss) on securities (realized and unrealized)	1.06	(0.77)	(1.68)	2.99	0.93	1.50

Total from investment operations	1.03	(0.81)	(1.84)	2.98	0.87	1.40

Less distributions:
Distributions from realized gains	—	—	(2.57)	(1.27)	(1.01)	(0.82)
Return of capital	—	—	(0.16)	—	—	—

Total distributions	—	—	(2.73)	(1.27)	(1.01)	(0.82)

Net asset value, end of period	$9.59	$8.56	$9.37	$13.94	$12.23	$12.37

Total Return [d]	12.03%	(8.55)%	(15.99)%	26.10%	7.39%	12.26%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$9,721	$9,752	$30,615	$25,072	$20,595	$14,622

Ratios to average net assets:
Net investment income (loss)	(0.71)%	(0.52)%	(1.44)%	(0.08)%	(0.50)%	(0.83)%
Total expenses [e]	3.58%	3.84%	3.41%[f]	2.88%	3.20%	2.94%
Net expenses [g]	2.01%	1.98%	3.16%[h]	2.68%	3.01%	2.86%
Net expenses prior to custodian earning credits and net of expense waivers	2.01%	2.01%	3.32%[i]	2.88%	3.10%	2.86%
Net expenses prior to performance fee adjustment	2.01%	1.98%	2.75%[j]	2.77%	2.82%	2.78%

Portfolio turnover rate	507%	422%	1,248%	1,697%	1,302%	1,502%

Class B	Six Months Ended March 31, 2010[a]	2009	2008[b]	2007	2006	Year Ended September 30, 2005
Per Share Data
Net asset value, beginning of period	$8.04	$8.87	$13.42	$11.90	$12.15	$11.68

Income (loss) from investment operations:
Net investment income (loss) [c]	(0.06)	(0.09)	(0.23)	(0.09)	(0.15)	(0.18)
Net gain (loss) on securities (realized and unrealized)	0.98	(0.74)	(1.59)	2.88	0.91	1.47

Total from investment operations	0.92	(0.83)	(1.82)	2.79	0.76	1.29

Less distributions:
Distributions from realized gains	—	—	(2.57)	(1.27)	(1.01)	(0.82)
Return of capital	—	—	(0.16)	—	—	—

Total distributions	—	—	(2.73)	(1.27)	(1.01)	(0.82)

Net asset value, end of period	$8.96	$8.04	$8.87	$13.42	$11.90	$12.15

Total Return [d]	11.44%	(9.15)%	(16.66)%	25.14%	6.56%	11.39%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,412	$1,635	$5,391	$3,154	$4,846	$4,106
Ratios to average net assets:
Net investment income (loss)	(1.39)%	(1.27)%	(2.18)%	(0.77)%	(1.24)%	(1.60)%
Total expenses [e]	4.33%	4.59%	4.16%[f]	3.59%	3.95%	3.69%
Net expenses [g]	2.67%	2.73%	3.89%[h]	3.39%	3.76%	3.61%
Net expenses prior to custodian earning credits and net of expense waivers	2.67%	2.76%	4.04%[i]	3.59%	3.85%	3.61%
Net expenses prior to performance fee adjustment	2.67%	2.73%	3.49%[j]	3.51%	3.57%	3.53%

Portfolio turnover rate	507%	422%	1,248%	1,697%	1,302%	1,502%

24	The accompanying notes are an integral part of the financial statements

Financial Highlights	Rydex | SGI Equity Fund
Selected data for each share of capital stock outstanding throughout each period	Alpha Opportunity Fund

Class C	Six Months Ended March 31, 2010[a]	2009	2008[b]	2007	2006	Year Ended September 30, 2005
Per Share Data
Net asset value, beginning of period	$8.02	$8.87	$13.43	$11.90	$12.15	$11.68

Income (loss) from investment operations:
Net investment income (loss) [c]	(0.06)	(0.09)	(0.23)	(0.10)	(0.15)	(0.18)
Net gain (loss) on securities (realized and unrealized)	1.00	(0.76)	(1.60)	2.90	0.91	1.47

Total from investment operations	0.94	(0.85)	(1.83)	2.80	0.76	1.29

Less distributions:
Distributions from realized gains	—	—	(2.57)	(1.27)	(1.01)	(0.82)
Return of capital	—	—	(0.16)	—	—	—

Total distributions	—	—	(2.73)	(1.27)	(1.01)	(0.82)

Net asset value, end of period	$8.96	$8.02	$8.87	$13.43	$11.90	$12.15

Total Return [d]	11.72%	(9.48)%	(16.63)%	25.24%	6.56%	11.39%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,613	$1,996	$4,935	$4,216	$5,576	$7,813

Ratios to average net assets:
Net investment income (loss)	(1.39)%	(1.26)%	(2.21)%	(0.77)%	(1.18)%	(1.58)%
Total expenses [e]	4.34%	4.69%	4.16%[f]	3.60%	3.95%	3.68%
Net expenses [g]	2.67%	2.72%	3.93%[h]	3.40%	3.75%	3.61%
Net expenses prior to custodian earning credits and net of expense waivers	2.67%	2.76%	4.09%[i]	3.60%	3.83%	3.61%
Net expenses prior to performance fee adjustment	2.67%	2.72%	3.51%[j]	3.51%	3.57%	3.53%

Portfolio turnover rate	507%	422%	1,248%	1,697%	1,302%	1,502%

Institutional Class	Six Months Ended March 31, 2010[a]	Year Ended September 30, 2009[k]
Per Share Data
Net asset value, beginning of period	$11.73	$10.00

Income (loss) from investment operations:
Net investment income (loss) [c]	(0.02)	(0.01)
Net loss on securities (realized and unrealized)	1.46	1.74

Total from investment operations	1.44	1.73

Net asset value, end of period	$13.17	$11.73

Total Return	12.28%	17.30%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,726	$2,155

Ratios to average net assets:
Net investment income (loss)	(0.37)%	(0.07)%
Total expenses [e]	3.33%	3.94%
Net expenses [g]	1.65%	1.70%
Net expenses prior to custodian earning credits and net of expense waivers	1.65%	1.73%
Net expenses prior to performance fee adjustment	1.65%	N/A

Portfolio turnover rate	507%	422%

25	The accompanying notes are an integral part of the financial statements

Financial Highlights	Rydex | SGI Equity Fund
Selected data for each share of capital stock outstanding throughout each period	Alpha Opportunity Fund

[a]	Unaudited figures for the six months ended March 31, 2010. Percentage amounts for the period, except total return, have been annualized.
[b]

Security Global Investors, LLC (SGI) became the sub-adviser of 37.5% of the assets of the Alpha Opportunity Fund effective August 18, 2008. Also effective August 18, 2008, Mainstream Investment Advisers, LLC (Mainstream) sub-advises 37.5% of the assets and Security Investors, LLC (SI) manages 25% of the assets. Prior to August 18, 2008, SI paid Mainstream sub-advisory fees for 60% of the assets. SI managed the remaining 40% of the assets.

[c]	Net investment income (loss) was computed using average shares outstanding throughout the period.
[d]	Total return information does not reflect deduction of any sales charges imposed at the time of purchase for Class A shares or upon redemption for Class B and C shares.
[e]	Total expense information reflects expense ratios absent expense reductions by the Investment Manager and custodian earnings credits, as applicable.
[f]

The Fund has restated its financial highlights in order to properly present the Fund’ total expense ratios. The effect of this restatement was to increase the ratios of total expenses to average net assets by 0.45% for Class A, 1.03% for Class B and 0.14% for Class C.

[g]	Net expense information reflects the expense ratios after voluntary expense waivers, reimbursements and custodian earnings credits, as applicable.
[h]

The Fund has restated this ratio in order to properly present the Fund’ net expense ratios. The effect of this restatement was to increase the ratios of net expenses to average net assets by 0.41% for Class A, 0.96% for Class B and 0.13% for Class C.

[i]

The Fund has restated this ratio in order to properly present the Fund’ net expense ratios prior to custodian earning credits and net of expense waivers. The effect of this restatement was to increase the ratios of net expenses prior to custodian earning credits and net of expense waivers to average net assets by 0.44% for Class A, 1.00% for Class B and 0.14% for Class C.

[j]

The Fund has restated this ratio in order to properly present the Fund’ net expense ratios prior to performance fee adjustment. The effect of this restatement was to increase the ratios of net expenses prior to performance fee adjustment to average net assets by 0.36% for Class A, 0.87% for Class B and 0.11% for Class C.

[k]

The Institutional Class of Alpha Opportunity Fund was initially capitalized on November 7, 2008 with a net asset value of $10 per share. Percentage amounts for the period, except total return, have been annualized.

26	The accompanying notes are an integral part of the financial statements

Rydex | SGI Equity Fund
Performance Summary	Large cap core Fund
March 31, 2010	(unaudited)

PERFORMANCE

$10,000 Over Ten Years

This chart assumes a $10,000 investment in Class A shares of Large Cap Core Fund on March 31, 2000, reflects deduction of the 5.75% sales load and assumes all dividends reinvested. The chart does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. The S&P 500 Index is a capitalization weighted index composed of 500 selected common stocks that represent the broad domestic economy and is a widely recognized unmanaged index on market performance.

Average Annual Returns

Periods Ended 3-31-10	l Year	5 Years	10 Years
A Shares	51.16%	(0.38)%	(3.22)%
A Shares with sales charge	42.63%	(1.56)%	(3.79)%
B Shares	50.20%	(1.09)%	(3.86)%
B Shares with CDSC	45.20%	(1.37)%	(3.86)%
C Shares	50.56%	(1.06)%	(3.99)%
C Shares with CDSC	49.56%	(1.06)%	(3.99)%

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The figures above do not reflect deduction of the maximum front-end sales charge of 5.75% for Class A shares or the contingent deferred sales charge of 5% for Class B shares and 1% for Class C shares, as applicable, except where noted. The figures do not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of shares. Such figures would be lower if the maximum sales charge and any applicable taxes were deducted.

Portfolio Composition by Sector as of 3-31-10

Consumer Discretionary	13.10%
Consumer Staples	9.95
Energy	9.99
Financials	9.44
Health Care	10.94
Industrials	16.47
Information Technology	20.80
Materials	2.65
Telecommunication Services	0.53
Utilities	1.88
Exchange Traded Funds	1.70
Cash & Other Assets, Less Liabilities	2.55

Total Net Assets	100.00%

27	The accompanying notes are an integral part of the financial statements

Schedule of Investments	Rydex | SGI Equity Fund
March 31, 2010 (unaudited)	Large Cap Core Fund

	Shares	Value
COMMON STOCKS - 97.5%
Aerospace & Defense - 3.0%
Precision Castparts Corporation	28,390	$3,597,297
United Technologies Corporation	33,600	2,473,296

		6,070,593

Air Freight & Logistics - 1.5%
FedEx Corporation	33,600	3,138,240

Apparel Retail - 1.6%
TJX Companies, Inc.	78,780	3,349,726

Application Software - 0.5%
Synopsys, Inc. *	44,500	995,465

Asset Management & Custody Banks - 0.8%
Bank of New York Mellon Corporation	50,000	1,544,000

Auto Parts & Equipment - 1.7%
Johnson Controls, Inc.	103,100	3,401,269

Biotechnology - 1.6%
Amgen, Inc. *	55,250	3,301,740

Building Products - 1.4%
USG Corporation *	167,100	2,867,436

Coal & Consumable Fuels - 1.1%
Peabody Energy Corporation	49,980	2,284,086

Communications Equipment - 3.4%
Cisco Systems, Inc. *	162,960	4,241,849
Motorola, Inc. *	366,215	2,570,829

		6,812,678

Computer Hardware - 5.5%
Apple, Inc. *	19,255	4,523,578
Hewlett-Packard Company	122,500	6,510,875

		11,034,453

Computer Storage & Peripherals - 2.1%
EMC Corporation *	239,570	4,321,843

Consumer Finance - 0.1%
First Marblehead Corporation *	97,760	277,638

Data Processing & Outsourced Services - 4.0%
Computer Sciences Corporation *	13,500	735,615
Visa, Inc.	38,200	3,477,346
Western Union Company	232,200	3,938,112

		8,151,073

Department Stores - 2.6%
JC Penney Company, Inc.	62,900	2,023,493
Kohl’s Corporation *	57,740	3,162,997

		5,186,490

Diversified Banks - 2.1%
U.S. Bancorp	87,775	2,271,617
Wells Fargo & Company	66,764	2,077,696

		4,349,313

Diversified Chemicals - 2.4%
Dow Chemical Company	159,130	4,705,474

	Shares	Value
COMMON STOCKS - 97.5% (continued)
Drug Retail - 1.0%
CVS Caremark Corporation	57,600	$2,105,856

Electric Utilities - 1.5%
Edison International	86,500	2,955,705

Electrical Components & Equipment - 3.3%
Cooper Industries plc	69,280	3,321,283
Emerson Electric Company	66,190	3,332,004

		6,653,287

Electronic Manufacturing Services - 1.2%
Tyco Electronics, Ltd.	85,600	2,352,288

Exchange Traded Funds - 1.7%
iShares Russell 1000 Value Index Fund	23,600	1,441,252
iShares S&P 500 Value Index Fund	35,800	2,021,268

		3,462,520

Food Distributors - 1.6%
Sysco Corporation	109,500	3,230,250

Health Care Equipment - 3.8%
Covidien plc	100,760	5,066,213
Hospira, Inc. *	49,500	2,804,175

		7,870,388

Health Care Services - 0.6%
Medco Health Solutions, Inc. *	18,200	1,174,992

Home Improvement Retail - 3.0%
Home Depot, Inc.	100,675	3,256,836
Lowe’s Companies, Inc.	118,200	2,865,168

		6,122,004

Hotels, Resorts & Cruise Lines - 1.6%
Carnival Corporation	85,550	3,326,184

Hypermarkets & Super Centers - 2.4%
Costco Wholesale Corporation	42,500	2,537,675
Wal-Mart Stores, Inc.	43,600	2,424,160

		4,961,835

Independent Power Producers & Energy Traders - 0.4%
NRG Energy, Inc. *	41,500	867,350

Industrial Conglomerates - 3.2%
3M Company	40,810	3,410,492
McDermott International, Inc. *	117,100	3,152,332

		6,562,824

Industrial Machinery - 1.0%
Parker Hannifin Corporation	31,400	2,032,836

Insurance Brokers - 1.1%
AON Corporation	54,400	2,323,424

Integrated Oil & Gas - 4.7%
Chevron Corporation	29,900	2,267,317
ConocoPhillips	14,400	736,848
Exxon Mobil Corporation	45,700	3,060,986

28	The accompanying notes are an integral part of the financial statements

Schedule of Investments	Rydex | SGI Equity Fund
March 31, 2010 (unaudited)	Large Cap Core Fund

	Shares	Value
COMMON STOCKS - 97.5% (continued)
Integrated Oil & Gas - 4.7% (continued)
Occidental Petroleum Corporation	38,940	$3,291,988

		9,357,139

Integrated Telecommunication Services - 0.5%
Windstream Corporation	98,400	1,071,576

Managed Health Care - 1.2%
Aetna, Inc.	68,300	2,398,013

Movies & Entertainment - 2.6%
Time Warner, Inc.	61,700	1,929,359
Walt Disney Company	94,100	3,285,031

		5,214,390

Oil & Gas Equipment & Services - 2.4%
Halliburton Company	74,300	2,238,659
Schlumberger, Ltd.	42,800	2,716,088

		4,954,747

Oil & Gas Exploration & Production - 0.7%
Chesapeake Energy Corporation	64,400	1,522,416

Oil & Gas Storage & Transportation - 1.1%
Williams Companies, Inc.	93,900	2,169,090

Other Diversified Financial Services - 2.5%
JPMorgan Chase & Company	110,635	4,950,916

Packaged Foods & Meats - 1.6%
Kraft Foods, Inc.	105,250	3,182,760

Paper Packaging - 0.3%
Bemis Company, Inc.	24,000	689,280

Pharmaceuticals - 3.7%
Merck & Company, Inc.	17,762	663,411
Pfizer, Inc.	175,590	3,011,369
Teva Pharmaceutical Industries, Ltd. ADR	60,165	3,795,207

		7,469,987

Property & Casualty Insurance - 1.4%
Berkshire Hathaway, Inc.*	23	2,801,400

Railroads - 1.4%
Union Pacific Corporation	38,000	2,785,400

Regional Banks - 1.4%
BB&T Corporation	34,600	1,120,694
Fifth Third Bancorp	41,000	557,190
Regions Financial Corporation	159,600	1,252,860

		2,930,744

Research & Consulting Services - 1.7%
Equifax, Inc.	93,700	3,354,460

	Shares	Value
COMMON STOCKS - 97.5% (continued)
Semiconductors - 2.1%
Intel Corporation	192,190	$4,278,149

Soft Drinks - 2.2%
PepsiCo, Inc.	66,870	4,424,119

Systems Software - 2.1%
Oracle Corporation	167,400	4,300,506

Tobacco - 1.1%
Altria Group, Inc.	34,500	707,940
Philip Morris International, Inc.	30,600	1,596,096

		2,304,036

TOTAL COMMON STOCKS
(cost $179,035,600)		$197,952,388

Total Investments - 97.5% [1]
(cost $179,035,600)		$197,952,388
Cash & Other Assets, Less Liabilities - 2.5%		5,178,392

Total Net Assets - 100.0%		$203,130,780

For federal income tax purposes the identified cost of investments owned at March 31, 2010 was $179,860,746.

ADR American Depositary Receipt

plc     Public Limited Company

*	Non-income producing security
[1]	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs.

29	The accompanying notes are an integral part of the financial statements

Rydex | SGI Equity Fund
Large Cap Core Fund (unaudited)

Statement of Assets & Liabilities

March 31, 2010

Assets:
Investments, at value *	$197,952,388
Cash	3,814,655
Receivables:
Fund shares sold	240
Securities sold	1,513,476
Dividends	250,329
Prepaid expenses	26,456

Total assets	203,557,544

Liabilities:
Payable for:
Fund shares redeemed	100,743
Management fees	129,189
Custodian fees	818
Transfer agent/maintenance fees	24,673
Administration fees	16,524
Professional fees	23,614
12b-l distribution plan fees	50,383
Directors’ fees	1,971
Other	78,849

Total liabilities	426,764

Net assets	$203,130,780

Net assets consist of:
Paid in capital	$220,527,334
Accumulated net investment loss	(23,469)
Accumulated net realized loss on sale of investments	(36,289,873)
Net unrealized appreciation in value of investments	18,916,788

Net assets	$203,130,780

Class A:
Capital shares outstanding (unlimited number of shares authorized)	42,152,575
Net assets	$191,839,619
Net asset value and redemption price per share	$4.55

Maximum offering price per share (net asset value divided by 94.25%)	$4.83

Class B:
Capital shares outstanding (unlimited number of shares authorized)	2,391,527
Net assets	$8,946,584
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales charge)	$3.74

Class C:
Capital shares outstanding (unlimited number of shares authorized)	579,319
Net assets	$2,344,577
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales charge)	$4.05

* Investments, at cost	$179,035,600

Statement of Operations

For the Six Months Ended March 31, 2010

Investment Income:
Dividends (net of foreign withholding tax of $426)	$1,384, 474
Interest	974

Total investment income	1,385,448

Expenses:
Management fees	726,025
Transfer agent/maintenance fees	227,882
Administration fees	92 186
Custodian fees	3,807
Directors’ fees	9,363
Professional fees	19,559
Reports to shareholders	22,175
Registration fees	18,815
Other expenses	5,915
12b-l distribution fees - Class A	228,281
12b-l distribution fees - Class B	43,505
12b-l distribution fees - Class C	11,404

Total expenses	1,408,917

Net investment loss	(23,469)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investments	5,054,437

Net realized gain	5,054,437

Net unrealized appreciation (depreciation) during the period on:
Investments	17,686,678

Net unrealized appreciation	17,686,678

Net realized and unrealized gain	22,741,115

Net increase in net assets resulting from operations	$22,717,646

30	The accompanying notes are an integral part of the financial statements

Rydex | SGI Equity Fund
Statement of Changes in Net Assets	Large Cap Core Fund

	Six Months Ended March 31, 2010 (unaudited)	Year Ended September 30, 2009
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(23,469)	$392,434
Net realized gain (loss) during the period on investments	5 054 437	(39,927,753)
Net unrealized appreciation during the period on investments	17,686,678	25,674,075

Net increase (decrease) in net assets resulting from operations	22,717,646	(13,861,244)

Distributions to shareholders from:
Net investment income
Class A	—	(423,903)
Return of capital
Class A	—	(565,163)
Class B	—	(33,423)
Class C	—	(9,223)

Total distributions to shareholders	—	(1,031,712)

Capital share transactions:
Proceeds from sale of shares
Class A	9,174,592	5,175,096
Class B	2,263,146	913,069
Class C	152,388	584,733
Distributions reinvested
Class A	—	906,902
Class B	—	32,949
Class C	—	9,093
Cost of shares redeemed
Class A	(14,196,509)	(22,903,493)
Class B	(2,100,853)	(2,826,140)
Class C	(311,715)	(1,012,475)

Net decrease from capital share transactions	(5,018,951)	(19,120,266)

Net increase (decrease) in net assets	17,698,695	(34,013,222)

Net assets:
Beginning of period	185,432,085	219,445,307

End of period	$203,130,780	$185,432,085

Accumulated net investment loss at end of period	$(23,469)	$—

Capital share activity:
Shares sold
Class A	2,166,785	1,556,038
Class B	652,161	331,911
Class C	40,514	194,316
Shares reinvested
Class A	—	279,047
Class B	—	12,204
Class C	—	3,114
Shares redeemed
Class A	(3,302,238)	(6,925,030)
Class B	(588,842)	(1,023,385)
Class C	(81,637)	(341,567)

31	The accompanying notes are an integral part of the financial statements

Financial Highlights	Rydex | SGI Equity Fund
Selected data for each share of capital stock outstanding throughout each period	Large Cap Core Fund

Class A	Six Months Ended March 31, 2010[a,g]	2009	2008	2007	2006	Year Ended September 30, 2005
Per Share Data
Net asset value, beginning of period	$4.05	$4.26	$6.84	$6.85	$6.58	$6.50

Income (loss) from investment operations:
Net investment income (loss) [b]	—	0.01	0.01	—	(0.01)	0.04
Net gain (loss) on securities (realized and unrealized)	0.50	(0.20)	(1.61)	0.69	0.52	0.49

Total from investment operations	0.50	(0.19)	(1.60)	0.69	0.51	0.53

Less distributions:
Dividends from net investment income	—	(0.01)	—	—	(0.04)	—
Distributions from realized gains	—	(0.01)	(0.97)	(0.70)	(0.20)	(0.45)
Return of capital	—	—	(0.01)	—	—	—

Total distributions	—	(0.02)	(0.98)	(0.70)	(0.24)	(0.45)

Net asset value, end of period	$4.55	$4.05	$4.26	$6.84	$6.85	$6.58

Total Return [c]	12.35%	(4.32)%	(26.12)%	10.33%	7.88%	8.20%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$191,840	$175,404	$205,908	$322,850	$371,006	$375,280

Ratios to average net assets:
Net investment income (loss)	0.02%	0.28%	0.15%	0.02%	(0.08)%	0.57%
Total expenses [d]	1.41%	1.49%	1.36%	1.34%	1.34%	1.30%
Net expenses [e]	1.41%	1.49%	1.36%	1.34%	1.34%	1.30%
Net expenses prior to custodian earning credits and net of expense waivers	1.41%	1.49%	1.36%	1.34%	1.34%	1.30%

Portfolio turnover rate	103%	69%	111%[f]	20%	34%	32%

Class B	Six Months Ended March 31, 2010[a,g]	2009	2008	2007	2006	Year Ended September 30, 2005
Per Share Data
Net asset value, beginning of period	$3.34	$3.53	$5.89	$6.04	$5.83	$5.85

Income (loss) from investment operations:
Net investment loss [b]	(0.01)	(0.01)	(0.03)	(0.04)	(0.05)	(0.01)
Net gain (loss) on securities (realized and unrealized)	0.41	(0.17)	(1.35)	0.59	0.46	0.44

Total from investment operations	0.40	(0.18)	(1.38)	0.55	0.41	0.43

Less distributions:
Distributions from realized gains	—	(0.01)	(0.97)	(0.70)	(0.20)	(0.45)
Return of capital	—	—	(0.01)	—	—	—

Total distributions	—	(0.01)	(0.98)	(0.70)	(0.20)	(0.45)

Net asset value, end of period	$3.74	$3.34	$3.53	$5.89	$6.04	$5.83

Total Return [c]	11.98%	(4.96)%	(26.69)%	9.33%	7.16%	7.35%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$8,947	$7,784	$10,621	$19,928	$27,842	$39,962

Ratios to average net assets:
Net investment loss	(0.73)%	(0.46)%	(0.61)%	(0.74)%	(0.83)%	(0.16)%
Total expenses [d]	2.16%	2.24%	2.11%	2.09%	2.09%	2.05%
Net expenses [e]	2.16%	2.24%	2.11%	2.09%	2.09%	2.05%
Net expenses prior to custodian earning credits and net of expense waivers	2.16%	2.24%	2.11%	2.09%	2.09%	2.05%

Portfolio turnover rate	103%	69%	111%[f]	20%	34%	32%

32	The accompanying notes are an integral part of the financial statements

Financial Highlights	Rydex | SGI Equity Fund
Selected data for each share of capital stock outstanding throughout each period	Large Cap Core Fund

Class C	Six Months Ended March 31, 2010[a,g]	2009	2008	2007	2006	Year Ended September 30, 2005
Per Share Data
Net asset value, beginning of period	$3.62	$3.81	$6.28	$6.39	$6.16	$6.16

Income (loss) from investment operations:
Net investment loss [b]	(0.01)	(0.01)	(0.03)	(0.05)	(0.05)	(0.01)
Net gain (loss) on securities (realized and unrealized)	0.44	(0.17)	(1.46)	0.64	0.48	0.46

Total from investment operations	0.43	(0.18)	(1.49)	0.59	0.43	0.45

Less distributions:
Distributions from realized gains	—	(0.01)	(0.97)	(0.70)	(0.20)	(0.45)
Return of capital	—	—	(0.01)	—	—	—

Total distributions	—	(0.01)	(0.98)	(0.70)	(0.20)	(0.45)

Net asset value, end of period	$4.05	$3.62	$3.81	$6.28	$6.39	$6.16

Total Return [c]	11.88%	(4.60)%	(26.79)%	9.45%	7.10%	7.32%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,345	$2,244	$2,915	$5,048	$5,794	$5,706

Ratios to average net assets:
Net investment loss	(0.73)%	(0.47)%	(0.60)%	(0.73)%	(0.83)%	(0.18)%
Total expenses [d]	2.16%	2.24%	2.11%	2.09%	2.09%	2.05%
Net expenses [e]	2.16%	2.24%	2.11%	2.09%	2.09%	2.05%
Net expenses prior to custodian earning credits and net of expense waivers	2.16%	2.24%	2.11%	2.09%	2.09%	2.05%

Portfolio turnover rate	103%	69%	111%[f]	20%	34%	32%

[a]	Unaudited figures for the six months ended March 31, 2010. Percentage amounts for the period, except total return, have been annualized.
[b]	Net investment income (loss) was computed using average shares outstanding throughout the period.
[c]	Total return information does not reflect deduction of any sales charges imposed at the time of purchase for Class A shares or upon redemption for Class B and C shares.
[d]	Total expense information reflects expense ratios absent expense reductions by the Investment Manager and custodian earnings credits, as applicable.
[e]	Net expense information reflects the expense ratios after voluntary expense waivers, reimbursements and custodian earnings credits, as applicable.
[f]	Significant variation in the portfolio turnover rate is due to the Investment Manager’s appointment of new portfolio managers for the Fund.
[g]	Effective February 1, 2010, the Fund’s name became Large Cap Core Fund. Prior to February 1, 2010, the Fund was known as the Equity Fund.

33	The accompanying notes are an integral part of the financial statements

Rydex | SGI Equity Fund
Performance Summary	Global Fund
March 31, 2010	(unaudited)

PERFORMANCE

$10,000 Over Ten Years

This chart assumes a $10,000 investment in Class A shares of Global Fund on March 31, 2000, reflects deduction of the 5.75% sales load and assumes all dividends reinvested. The chart does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. The MSCI World Index is an unmanaged capitalization-weighted index that is designed to measure global developed market equity performance.

Average Annual Returns

Periods Ended 3-31-10	1 Year	5 Years	10 Years
A Shares	39.89%	3.21%	1.22%
A Shares with sales charge	31.88%	2.00%	0.63%
B Shares	40.06%	3.38%	1.06%
B Shares with CDSC	35.06%	3.15%	1.06%
C Shares	38.64%	2.42%	0.44%
C Shares with CDSC	37.64%	2.42%	0.44%

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The figures above do not reflect deduction of the maximum front-end sales charge of 5.75% for Class A shares or the contingent deferred sales charge of 5% for Class B shares and 1% for Class C shares, as applicable, except where noted. The figures do not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of shares. Such figures would be lower if the maximum sales charge and any applicable taxes were deducted. Fee waivers and/or reimbursements reduced expenses of the Fund and in the absence of such waiver, the performance quoted would be reduced.

Portfolio Composition by Sector as of 3-31-10

Consumer Discretionary	9.38%
Consumer Staples	9.42
Energy	10.44
Financials	18.29
Health Care	13.32
Industrials	10.62
Information Technology	14.53
Materials	4.94
Utilities	7.88
Cash & Other Assets, Less Liabilities	1.18

Total Net Assets	100.00%

34	The accompanying notes are an integral part of the financial statements

Schedule of Investments	Rydex | SGI Equity Fund
March 31, 2010 (unaudited)	Global Fund

	Shares	Value
COMMON STOCKS - 48.1%
Airlines - 0.8%
Alaska Air Group, Inc. *	18,500	$762,755

Cable & Satellite - 2.1%
Time Warner Cable, Inc.	37,729	2,011,333

Computer Hardware - 2.1%
Apple, Inc. *	8,888	2,088,058

Construction & Farm Machinery & Heavy Trucks - 0.8%
Oshkosh Corporation	18,900	762,426

Education Services - 1.6%
Corinthian Colleges, Inc. *	33,400	587,506
ITT Educational Services, Inc. *	8,730	981,950

		1 569,456

Electric Utilities - 1.4%
FPL Group, Inc.	15,800	763,614
Northeast Utilities	21,875	604,625

		1,368,239

Gas Utilities - 2.5%
UGI Corporation	91,600	2,431,064

Health Care Facilities - 0.8%
Healthsouth Corporation *	42,100	787,270

Health Care Services - 4.3%
Express Scripts, Inc. *	23,016	2,342,107
Medco Health Solutions, Inc. *	29,420	1,899,355

		4,241,462

Home Improvement Retail - 0.7%
Home Depot, Inc.	20,600	666,410

Independent Power Producers & Energy Traders - 0.5%
Constellation Energy Group, Inc.	13,500	473,985

Integrated Oil & Gas - 3.5%
Occidental Petroleum Corporation	22,625	1,912,718
Petroleo Brasileiro S.A. ADR	33,100	1,472,619

		3,385,337

Life & Health Insurance - 0.7%
Protective Life Corporation	29,500	648,705

Life Sciences Tools & Services - 2.3%
Life Technologies Corporation *	42,682	2,230,988

Managed Health Care - 0.7%
Humana, Inc. *	15,400	720,258

Multi-Line Insurance - 0.6%
Hartford Financial Services Group, Inc.	21,100	599,662

Multi-Utilities - 0.7%
Xcel Energy, Inc.	32,600	691,120

	Shares	Value
COMMON STOCKS - 48.1% (continued)
Office Electronics - 2.3%
Xerox Corporation	228,700	$2,229,825

Office Services & Supplies - 0.5%
Pitney Bowes, Inc.	21,400	523,230

Oil & Gas Equipment & Services - 0.2%
Helix Energy Solutions Group, Inc. *	13,200	171,996

Oil & Gas Exploration & Production - 1.6%
Forest Oil Corporation *	59,283	1,530,687

Oil & Gas Refining & Marketing - 0.6%
World Fuel Services Corporation	21,300	567,432

Other Diversified Financial Services - 2.4%
JPMorgan Chase & Company	52,557	2,351,926

Packaged Foods & Meats - 0.8%
Smithfield Foods, Inc. *	39,100	810,934

Paper Packaging - 0.7%
Rock-Tenn Company	14,500	660,765

Personal Products - 0.8%
Herbalife, Ltd.	17,400	802,488

Pharmaceuticals - 1.6%
Eli Lilly & Company	21,000	760,620
Endo Pharmaceuticals Holdings, Inc. *	32,500	769,925

		1,530,545

Property & Casualty Insurance - 3.1%
ACE, Ltd.	42,220	2,208,106
W.R. Berkley Corporation	30,400	793,136

		3,001,242

Security & Alarm Services - 0.6%
Brink’s Company	19,000	536,370

Specialty Stores - 0.7%
Tractor Supply Company	11,300	655,965

Systems Software - 2.4%
Check Point Software Technologies *	67,960	2,382,678

Thrifts & Mortgage Finance - 2.0%
Washington Federal, Inc.	95,100	1,932,432

35	The accompanying notes are an integral part of the financial statements

Schedule of Investments	Rydex | SGI Equity Fund
March 31, 2010 (unaudited)	Global Fund

	Shares	Value
COMMON STOCKS - 48.1% (continued)
Tobacco - 1.7%
Altria Group, Inc.	80,680	$1,655,554

TOTAL COMMON STOCKS (cost $40,400,109)		$46,782,597

	Shares	Value
FOREIGN STOCKS - 50.7%
Airlines - 0.8%
British Airways plc	214,323	$790,561

Asset Management & Custody Banks - 2.8%
Julius Baer Group, Ltd.	73,326	2,660,015

Automobile Manufacturers - 4.3%
Honda Motor Company, Ltd.	49,200	1,736,563
Renault S.A.	42,546	1,994,119
Volkswagen AG	5,138	496,207

		4,226,889

Construction & Farm Machinery & Heavy Trucks - 0.7%
SembCorp Marine, Ltd.	234,000	700,854

Diversified Banks - 3.1%
DBS Group Holdings, Ltd.	200,000	2,044,391
Standard Chartered plc	37,416	1,020,772

		3,065,163

Electrical Components & Equipment - 4.1%
Nexans S.A.	19,399	1,653,638
Prysmian SpA	117,882	2,316,719

		3,970,357

Electronic Equipment & Instruments - 1.5%
Hitachi, Ltd.	386,000	1,440,869

Fertilizers & Agricultural Chemicals - 1 7%
Syngenta AG	6,017	1,670,882

Food Retail - 1.2%
Empire Company, Ltd.	11,098	575,606
Metro, Inc.	13,739	569,606

		1,145,212

Health Care Services - 1.6%
Fresenius Medical Care AG & Company KGaA	27,910	1,574,850

Integrated Oil & Gas - 1.7%
BG Group plc	94,031	1,627,226

Internet Software & Services - 2.3%
Gree, Inc.	36,210	2,211,446

Life & Health Insurance - 2.3%
Sony Financial Holdings, Inc.	686	2,252,548

Multi-Utilities - 2.8%
Veolia Environnement	77,952	2,703,867

	Shares	Value
FOREIGN STOCKS - 50.7% (continued)
Oil & Gas Exploration & Production - 3.0%
CNOOC, Ltd.	1,335,087	$2,197,575
EnCana Corporation	21,700	675,121

		2,872,696

Packaged Foods & Meats - 2.8%
Marine Harvest ASA *	1,541,641	1,369,679
Toyo Suisan Kaisha, Ltd.	51,188	1,323,842

		2,693,521

Pharmaceuticals - 1.9%
Novartis AG [1]	34,637	1,870,805

Property & Casualty Insurance - 1.3%
Lancashire Holdings, Ltd.	175,275	1,280,288

Semiconductor Equipment - 1.8%
Tokyo Electron, Ltd.	25,900	1,717,525

Semiconductors - 2.1%
Samsung Electronics Company, Ltd.	2,850	2,062,002

Specialty Chemicals - 0.7%
Johnson Matthey plc	25,374	672,610

Steel - 1.9%
Voestalpine AG	44,581	1,803,473

Tobacco - 2.1%
Imperial Tobacco Group plc	67,417	2,056,114

Trading Companies & Distributors - 2.2%
Mitsui & Company, Ltd.	135,900	2,283,532

TOTAL FOREIGN STOCKS (cost $46,274,312)		$49,353,305

	Shares	Value
RIGHT - 0.0%
Germany - 0.00%
Volkswagen AG Expires 04/13/10	5,138	$3,192

TOTAL RIGHT (cost $2,957)		$3,192

Total Investments - 98.8% [1] (cost $86,677,378)		$96,139,094
Cash & Other Assets, Less Liabilities - 1.2%		1,153,597

Total Net Assets - 100.0%		$97,292,691

INVESTMENT CONCENTRATION

At March 31, 2010, the investment diversification of the Fund was as follows:

Country	% of Net Assets	Value
United States	41.1%	$39,916,706
Japan	13.3	12,966,325
Switzerland	8.7	8,409,808
France	6.5	6,351,624
United Kingdom	6.3	6,167,283

36	The accompanying notes are an integral part of the financial statements

Schedule of Investments	Rydex | SGI Equity Fund
March 31, 2010 (unaudited)	Global Fund

INVESTMENT CONCENTRATION (continued)

Country	% of Net Assets	Value
Singapore	2.8%	$2,745,245
Israel	2.4	2,382,678
Italy	2.4	2,316,719
Hong Kong	2.3	2,197,575
Germany	2.1	2,074,249
Republic of Korea	2.1	2,062,002
Canada	1.9	1,820,333
Austria	1.9	1,803,473
Brazil	1.5	1,472,619
Norway	1.4	1,369,679
Bermuda	1.3	1,280,288
Cayman Islands	0.8	802,488

Total Investments	98.8	$96,139,094

For federal income tax purposes the identified cost of investments owned at March 31, 2010 was $87,010,230.

ADR	American Depositary Receipt
plc	Public Limited Company

*	Non-income producing security
[1]	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs.

37	The accompanying notes are an integral part of the financial statements

Rydex | SGI Equity Fund
Global Fund (unaudited)

Statement of Assets and Liabilities

March 31, 2010

Assets:
Investments at value *	$96,139,094
Cash	673,390
Cash denominated in a foreign currency, at value ***	2
Receivables:
Fund shares sold	24,857
Securities sold	6,333,345
Dividends	163,429
Foreign taxes recoverable	48,451
Prepaid expenses	35,028

Total assets	103,417,596

Liabilities:
Payable for:
Securities purchased	5,815,995
Fund shares redeemed	125,929
Management fees	83,824
Custodian fees	15,000
Transfer agent/maintenance fees	13,811
Administration fees	14,674
Professional fees	9,894
12b-l distribution plan fees	21,997
Directors’ fees	899
Other	22,882

Total liabilities	6,124,905

Net assets	$97,292,691

Net assets consist of:
Paid in capital	$132,786,799
Accumulated net investment loss	(324,012)
Accumulated net realized loss on sale of investments and foreign currency transactions	(44,667,169)
Net unrealized appreciation in value of investments and translation of assets and liabilities in foreign currencies	9,497,073

Net assets	$97,292,691

Class A:
Capital shares outstanding (unlimited number of shares authorized)	7,891,478
Net assets	$83,543,590
Net asset value and redemption price per share	$10.59

Maximum offering price per share (net asset value divided by 94.25%)	$11.24

Class B:
Capital shares outstanding (unlimited number of shares authorized)	970,340
Net assets	$8,960,138
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales charge)	$9.23

Class C:
Capital shares outstanding (unlimited number of shares authorized)	523,183
Net assets	$4,788,963
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales charge)	$9.15

*Investments, at cost	$86,677,378
***Cash denominated in a foreign currency, at cost	2

Statement of Operations

For the Six Months Ended March 31, 2010

Investment Income:
Dividends (net of foreign withholding tax of $35,132)	$963,648

Total investment income	963,648

Expenses:
Management fees	529,375
Transfer agent/maintenance fees	133,669
Administration fees	82,939
Custodian fees	30,533
Directors’ fees	4,642
Professional fees	19,882
Reports to shareholders	11,771
Registration fees	20,516
Other expenses	8,113
12b-l distribution fees - Class A	113,874
12b-l distribution fees - Class C	23,579

Total expenses	978,893

Net investment loss	(15,245)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investments	11,172,119
Foreign currency transactions	(162,716)

Net realized gain	11,009,403

Net unrealized appreciation (depreciation) during the period on:
Investments	(4,761,406)
Translation of assets and liabilities in foreign currencies	26,434

Net unrealized depreciation	(4,734,972)

Net realized and unrealized gain	6,274,431

Net increase in net assets resulting from operations	$6,259,186

38	The accompanying notes are an integral part of the financial statements

Rydex | SGI Equity Fund
Statement of Changes in Net Assets	Global Fund

	Six Months Ended March 31, 2010 (unaudited)	Year Ended September 30, 2009
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(15,245)	$588,726
Net realized gain (loss) during the period on investments and foreign currency transactions	11,009,403	(32,306,831)
Net unrealized appreciation (depreciation) during the period on investments and translation of assets and liabilities	(4,734,972)	30,228,428

Net increase (decrease) in net assets resulting from operations	6,259,186	(1,489,677)

Distributions to shareholders from:
Net investment income
Class A	—	(163,957)
Class B	—	(75,171)
Return of capital
Class A	—	(535,384)
Class B	—	(101,453)
Class C	—	(46,236)

Total distributions to shareholders	—	(922,201)

Capital share transactions:
Proceeds from sale of shares
Class A	10,081,224	34,945,358
Class B	697,823	2,542,896
Class C	223,820	988,149
Distributions reinvested
Class A	—	692,086
Class B	—	175,483
Class C	—	45,624
Cost of shares redeemed
Class A	(29,161,586)	(26,643,873)
Class B	(3,469,125)	(5,753,043)
Class C	(536,650)	(3,334,066)

Net increase (decrease) from capital share transactions	(22,164,494)	3,658,614

Net increase (decrease) in net assets	(15,905,308)	1,246,736

Net assets:
Beginning of period	113,197,999	111,951,263

End of period	$97,292,691	$113,197,999

Accumulated net investment loss at end of period	$(324,012)	$(286,682)

Capital share activity:
Shares sold
Class A	997,051	4,245,498
Class B	79,543	355,824
Class C	25,521	136,231
Shares reinvested
Class A	—	84,093
Class B	—	24,543
Class C	—	6,354
Shares redeemed
Class A	(2,851,168)	(3,160,197)
Class B	(393,063)	(787,666)
Class C	(61,288)	(453,603)

39	The accompanying notes are an integral part of the financial statements

Financial Highlights	Rydex | SGI Equity Fund
Selected data for each share of capital stock outstanding throughout each period	Global Fund

Class A	Six Months Ended March 31, 2010[a]	2009	2008	2007[b]	2006	Year Ended September 30, 2005
Per Share Data
Net asset value, beginning of period	$9.97	$10.35	$20.69	$19.65	$17.47	$13.93

Income (loss) from investment operations:
Net investment income (loss) [c]	—	0.05	0.05	0.06	(0.03)	(0.02)
Net gain (loss) on securities (realized and unrealized)	0.62	(0.35)	(3.63)	3.60	2.21	3.56

Total from investment operations	0.62	(0.30)	(3.58)	3.66	2.18	3.54

Less distributions:
Dividends from net investment income	—	(0.02)	(0.04)	—	—	—
Distributions from realized gains	—	(0.06)	(6.72)	(2.62)	—	—

Total distributions	—	(0.08)	(6.76)	(2.62)	—	—

Net asset value, end of period	$10.59	$9.97	$10.35	$20.69	$19.65	$17.47

Total Return [d]	6.22%	(2.71)%	(25.16)%	20.07%	12.48%	25.41%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$83,544	$97,205	$88,782	$145,158	$119,176	$127,970

Ratios to average net assets:
Net investment income (loss)	(0.02)%	0.63%	0.33%	0.29%	(0.17)%	(0.14)%
Total expenses [e]	1.84%	1.89%	1.73%	1.69%	1.75%	1.73%
Net expenses [f]	1.84%	1.89%	1.72%	1.69%	1.75%	1.73%
Net expenses prior to custodian earning credits and net of expense waivers	1.84%	1.89%	1.73%	1.69%	1.75%	1.73%

Portfolio turnover rate	252%	368%	280%[g]	162%[g]	28%	31%

Class B	Six Months Ended March 31, 2010[a,h]	2009[h]	2008[h]	2007[b,h]	2006[h]	Year Ended September 30, 2005[h]
Per Share Data
Net asset value, beginning of period	$8.69	$9.05	$18.96	$18.17	$16.12	$12.93

Income (loss) from investment operations:
Net investment income (loss) [c]	0.01	0.07	0.07	0.09	0.02	(0.12)
Net gain (loss) on securities (realized and unrealized)	0.53	(0.32)	(3.17)	3.32	2.03	3.31

Total from investment operations	0.54	(0.25)	(3.10)	3.41	2.05	3.19

Less distributions:
Dividends from net investment income	—	(0.05)	(0.09)	—	—	—
Distributions from realized gains	—	(0.06)	(6.72)	(2.62)	—	—

Total distributions	—	(0.11)	(6.81)	(2.62)	—	—

Net asset value, end of period	$9.23	$8.69	$9.05	$18.96	$18.17	$16.12

Total Return [d]	6.21%	(2.45)%	(24.91)%	20.36%	12.72%	24.67%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$8,960	$11,155	$15,303	$29,659	$27,494	$28,999

Ratios to average net assets:
Net investment income (loss)	0.23%	0.90%	0.55%	0.50%	0.11%	(0.80)%
Total expenses [e]	1.59%	1.65%	1.48%	1.44%	1.50%	2.38%
Net expenses [f]	1.59%	1.65%	1.47%	1.44%	1.50%	2.38%
Net expenses prior to custodian earning credits and net of expense waivers	1.59%	1.65%	1.48%	1.44%	1.50%	2.38%

Portfolio turnover rate	252%	368%	280%[g]	162%[g]	28%	31%

40	The accompanying notes are an integral part of the financial statements

Financial Highlights	Rydex | SGI Equity Fund
Selected data for each share of capital stock outstanding throughout each period	Global Fund

Class C	Six Months Ended March 31, 2010[a]	2009	2008	2007[b]	2006	Year Ended September 30, 2005
Per Share Data
Net asset value, beginning of period	$8.66	$9.04	$19.00	$18.37	$16.46	$13.22

Income (loss) from investment operations:
Net investment loss [c]	(0.03)	(0.01)	(0.05)	(0.09)	(0.15)	(0.13)
Net gain (loss) on securities (realized and unrealized)	0.52	(0.31)	(3.18)	3.34	2.06	3.37

Total from investment operations	0.49	(0.32)	(3.23)	3.25	1.91	3.24

Less distributions:
Distributions from realized gains	—	(0.06)	(6.73)	(2.62)	—	—

Total distributions	—	(0.06)	(6.73)	(2.62)	—	—

Net asset value, end of period	$9.15	$8.66	$9.04	$19.00	$18.37	$16.46

Total Return [d]	5.66%	(3.39)%	(25.69)%	19.14%	11.60%	24.51%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,789	$4,838	$7,866	$12,449	$10,361	$8,841

Ratios to average net assets:
Net investment loss	(0.79)%	(0.11)%	(0.44)%	(0.48)%	(0.87)%	(0.90)%
Total expenses [e]	2.59%	2.65%	2.49%	2.44%	2.51%	2.48%
Net expenses [f]	2.59%	2.65%	2.47%	2.44%	2.50%	2.48%
Net expenses prior to custodian earning credits and net of expense waivers	2.59%	2.65%	2.49%	2.44%	2.51%	2.48%

Portfolio turnover rate	252%	368%	280%[g]	162%[g]	28%	31%

[a]	Unaudited figures for the six months ended March 31, 2010. Percentage amounts for the period, except total return, have been annualized.
[b]

Security Global Investors, LLC (SGI) became the sub-advisor of the Global Fund effective August 1, 2007. Prior to August 1, 2007, Security Investors (SI) paid Oppenheimer Funds for sub-advisory services.

[c]	Net investment income (loss) was computed using average shares outstanding throughout the period.
[d]	Total return information does not reflect deduction of any sales charges imposed at the time of purchase for Class A shares or upon redemption for Class B and C shares.
[e]	Total expense information reflects expense ratios absent expense reductions by the Investment Manager and custodian earnings credits, as applicable.
[f]	Net expense information reflects the expense ratios after voluntary expense waivers, reimbursements and custodian earnings credits, as applicable.
[g]	Significant variation in the portfolio turnover rate is due to the re-alignment of the Fund[1] portfolio following the appointment of SGI as sub-advisor.
[h]

Effective August 25, 2005, Class B shares ceased charging 12b-l fees in accordance with FINRA sales cap regulations. Per share information reflects this change. This fee will be reinstated when sales exceed the sales cap limit.

41	The accompanying notes are an integral part of the financial statements

Rydex | SGI Equity Fund
Performance Summary	Global Institutional Fund
March 31, 2010	(unaudited)

PERFORMANCE

$10,000 Since Inception

This chart assumes a $10,000 investment in shares of Global Institutional Fund on July 11, 2008 (date of inception), and reflects the fees and expenses of the Fund and assumes all dividends reinvested. The chart does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. The MSCI World Index is an unmanaged capitalization-weighted index that is designed to measure global developed market equity performance.

Average Annual Returns

Periods Ended 3-31-10	l Year	Since Inception (7-11-08)
Global Institutional Fund	41.61%	(5.09)%

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The figures do not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of shares. Such figures would be lower any applicable taxes were deducted. Fee waivers and/or reimbursements reduced expenses of the Fund and in the absence of such waiver, the performance quoted would be reduced.

Portfolio Composition by Sector as of 3-31-10

Consumer Discretionary	9.41%
Consumer Staples	9.19
Energy	10.72
Financials	18.26
Health Care	13.30
Industrials	10.63
Information Technology	14.56
Materials	4.95
Utilities	7.76
Cash & Other Assets, Less Liabilities	1.22

Total Net Assets	100.00%

42	The accompanying notes are an integral part of the financial statements

Schedule of Investments	Rydex | SGI Equity Fund
March 31, 2010 (unaudited)	Global Institutional Fund

	Shares	Value
COMMON STOCKS - 48.1%
Airlines - 0 8%
Alaska Air Group, Inc. *	800	$32,984

Cable & Satellite - 2.1%
Time Warner Cable, Inc.	1,648	87,855

Computer Hardware - 2.2%
Apple, Inc. *	403	94,677

Construction & Farm Machinery & Heavy Trucks - 0.8%
Oshkosh Corporation	800	32,272

Education Services - 1.6%
Corinthian Colleges, Inc. *	1,500	26,385
ITT Educational Services, Inc. *	385	43,305

		69,690

Electric Utilities - 1.4%
FPL Group, Inc.	700	33,831
Northeast Utilities	997	27,557

		61,388

Gas Utilities - 2.4%
UGI Corporation	4,000	106,160

Health Care Facilities - 0.8%
Healthsouth Corporation *	1,900	35,530

Health Care Services - 4.3%
Express Scripts, Inc. *	1,031	104,914
Medco Health Solutions, Inc. *	1,279	82,572

		187,486

Home Improvement Retail - 0.7%
Home Depot, Inc.	895	28,953

Independent Power Producers & Energy Traders - 0.5%
Constellation Energy Group, Inc.	600	21,066

Integrated Oil & Gas - 3.6%
Occidental Petroleum Corporation	1,024	86,569
Petroleo Brasileiro S.A. ADR	1,500	66,735

		153,304

Life & Health Insurance - 0.7%
Protective Life Corporation	1,300	28,587

Life Sciences Tools & Services - 2.3%
Life Technologies Corporation *	1,894	98,999

Managed Health Care - 0.8%
Humana, Inc. *	700	32,739

Multi-Line Insurance - 0.6%
Hartford Financial Services Group, Inc.	920	26,146

Multi-Utilities - 0.7%
Xcel Energy, Inc.	1,400	29,680

	Shares	Value
COMMON STOCKS - 48.1% (continued)
Office Electronics - 2.3%
Xerox Corporation	10,100	$98,475

Office Services & Supplies - 0.6%
Pitney Bowes, Inc.	1,000	24,450

Oil & Gas Equipment & Services - 0.2%
Helix Energy Solutions Group, Inc. *	600	7,818

Oil & Gas Exploration & Production - 1.6%
Forest Oil Corporation *	2,596	67,029

Oil & Gas Refining & Marketing - 0.6%
World Fuel Services Corporation	990	26,374

Other Diversified Financial Services - 2.4%
JPMorgan Chase & Company	2,314	103,552

Packaged Foods & Meats - 0.8%
Smithfield Foods, Inc. *	1,700	35,258

Paper Packaging - 0.6%
Rock-Tenn Company	600	27,342

Personal Products - 0.8%
Herbalife, Ltd.	700	32,284

Pharmaceuticals - 1.5%
Eli Lilly & Company	900	32,598
Endo Pharmaceuticals Holdings, Inc. *	1,400	33,166

		65,764

Property & Casualty Insurance - 3.1%
ACE, Ltd.	1,846	96,546
W.R. Berkley Corporation	1,300	33,917

		130,463

Security & Alarm Services - 0.5%
Brink’s Company	800	22,584

Specialty Stores - 0.7%
Tractor Supply Company	500	29,025

Systems Software - 2.4%
Check Point Software Technologies *	2,976	104,339

Thrifts & Mortgage Finance - 2.0%
Washington Federal, Inc.	4,200	85,344

43	The accompanying notes are an integral part of the financial statements

Schedule of Investments	Rydex | SGI Equity Fund
March 31, 2010 (unaudited)	Global Institutional Fund

	Shares	Value
COMMON STOCKS - 48.1% (continued)
Tobacco - 1.7%
Altria Group, Inc.	3,520	$72,230

TOTAL COMMON STOCKS (cost $1,777, 747)		$2,059,847

	Shares	Value
FOREIGN STOCKS - 50.7%
Airlines - 0.8%
British Airways plc	9,552	$35,234

Asset Management & Custody Banks - 2.8%
Julius Baer Group, Ltd.	3,268	118,552

Automobile Manufacturers - 4.4%
Honda Motor Company, Ltd.	2,200	77,651
Renault S.A.	1,876	87,928
Volkswagen AG	229	22,116

		187,695

Construction & Farm Machinery & Heavy Trucks - 0.7%
SembCorp Marine, Ltd.	10,000	29,951

Diversified Banks - 3.2%
DBS Group Holdings, Ltd.	8,600	87,909
Standard Chartered plc	1,694	46,215

		134,124

Electrical Components & Equipment - 4.1%
Nexans S.A.	865	73,736
Prysmian SpA	5,254	103,256

		176,992

Electronic Equipment & Instruments - 1.5%
Hitachi, Ltd.	17,000	63,458

Fertilizers & Agricultural Chemicals - 1.7%
Syngenta AG	268	74,422

Food Retail - 1.2%
Empire Company, Ltd.	520	26,970
Metro, Inc.	606	25,124

		52,094

Health Care Services - 1.7%
Fresenius Medical Care AG & Company KGaA	1,244	70,194

Integrated Oil & Gas - 1.7%
BG Group plc	4,191	72,526

Internet Software & Services - 2.3%
Gree, Inc.	1,593	97,289

Life & Health Insurance - 2.3%
Sony Financial Holdings, Inc.	30	98,508

Multi-Utilities - 2.6%
Veolia Environnement	3,294	114,256

	Shares	Value
FOREIGN STOCKS - 50.7% (continued)
Oil & Gas Exploration & Production - 3.1%
CNOOC, Ltd.	61,501	$101,232
EnCana Corporation	1,000	31,112

		132,344

Packaged Foods & Meats - 2.6%
Marine Harvest ASA *	62,648	55,660
Toyo Suisan Kaisha, Ltd.	2,101	54,337

		109,997

Pharmaceuticals - 1.8%
NovartisAG [l]	1,460	78,857

Property & Casualty Insurance - 1.3%
Lancashire Holdings, Ltd.	7,811	57,055

Semiconductor Equipment - 1.7%
Tokyo Electron, Ltd.	1,100	72,945

Semiconductors - 2.2%
Samsung Electronics Company, Ltd.	128	92,609

Specialty Chemicals - 0.7%
Johnson Matthey plc	1,131	29,980

Steel - 1.9%
Voestalpine AG	1,987	80,382

Tobacco - 2.1%
Imperial Tobacco Group plc	3,005	91,648

Trading Companies & Distributors - 2.3%
Mitsui & Company, Ltd.	6,000	100,818

TOTAL FOREIGN STOCKS (cost $2,041,795)		$2,171,930

	Shares	Value
RIGHT - 0.0%
Germany - 0.00%
Volkswagen AG Expires 04/13/10	229	$142

TOTAL RIGHT (cost $132)		$142

Total Investments - 98.8% [1] (cost $3,819,674)		$4,231,919
Cash & Other Assets, Less Liabilities - 1.2%		52,437

Total Net Assets- 100.0%		$4,284,356

INVESTMENT CONCENTRATION

At March 31, 2010, the investment diversification of the Fund was as follows:

Country	% of Net Assets	Value
United States	41.0%	$1,759,943
Japan	13.2	565,006
Switzerland	8.6	368,377
France	6.4	275,920
United Kingdom	6.4	275,603

44	The accompanying notes are an integral part of the financial statements

Schedule of Investments	Rydex | SGI Equity Fund
March 31, 2010 (unaudited)	Global Institutional Fund

INVESTMENT CONCENTRATION (continued)

Country	% of Net Assets	Value
Singapore	2.8%	$117,860
Israel	2.4	104,339
Italy	2.4	103,256
Hong Kong	2.4	101,232
Republic of Korea	2.2	92,609
Germany	2.2	92,452
Canada	1.9	83,206
Austria	1.9	80,382
Brazil	1.6	66,735
Bermuda	1.3	57,055
Norway	1.3	55,660
Cayman Islands	0.8	32,284

Total Investments	98.8	$4,231,919

For federal income tax purposes the identified cost of investments owned at March 31, 2010 was $3,848,222.

ADR	American Depositary Receipt
plc	Public Limited Company

*	Non-income producing security
[1]	Unless otherwise indicated, the values of the portfolio are determined based on Level 1 inputs.

45	The accompanying notes are an integral part of the financial statements

Rydex | SGI Equity Fund
Global Institutional Fund (unaudited)

Statement of Assets and Liabilities

March 31, 2010

Assets:
Investments, at value *	$4,231,919
Cash denominated in a foreign currency, at value **	40
Receivables:
Securities sold	318,603
Dividends	7,620
Security investors	10,629
Foreign taxes recoverable	1,881
Prepaid expenses	6,115

Total assets	4,576,807

Liabilities:
Cash overdraft	8,484
Payable for:
Fund shares redeemed	1,569
Securities purchased	256,866
Management fees	3,741
Administration fees	2,161
Transfer agent/maintenance fees	2,083
Custodian fees	6,500
Directors’ fees	131
Professional fees	5,910
Other fees	5,006

Total liabilities	292,451

Net assets	$4,284,356

Net assets consist of:
Paid in capital	$5,756,753
Accumulated net investment loss	(35,736)
Accumulated net realized loss on sale of investments and foreign currency transactions	(1,850,440)
Net unrealized appreciation in value of investments and translation of assets and liabilities in foreign currencies	413,779

Net assets	$4,284,356

Capital shares authorized	unlimited
Capital shares outstanding	480,920
Net asset value per share (net assets divided by shares outstanding)	$8.91

* Investments, at cost	$3,819,674
**Cash denominated in a foreign currency, at cost	39

Statement of Operations

For the Six Months Ended March 31, 2010

Investment Income:
Dividends (net of foreign withholding tax $1,662)	$42,019

Total investment income	42,019

Expenses:
Management fees	22,808
Administration fees	9,635
Transfer agent/maintenance fees	4,418
Custodian fees	11,374
Directors’ fees	224
Professional fees	4,342
Reports to shareholders	2,252
Registration fees	7,073
Other	435

Total expenses	62,561
Reimbursement of expenses	(40,357)

Net expenses	22,204

Net investment income	19,815

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investments	458,018
Foreign currency transactions	(8,164)

Net realized gain	449,854

Net unrealized appreciation (depreciation) during the period on:
Investments	(190,592)
Translation of assets and liabilities in foreign currencies	1,431

Net unrealized depreciation	(189,161)

Net realized and unrealized gain	260,693

Net increase in net assets resulting from operations	$280,508

46	The accompanying notes are an integral part of the financial statements

Rydex | SGI Equity Fund
Statement of Changes in Net Assets	Global Institutional Fund

	Six Months Ended March 31, 2010 (unaudited)	Year Ended September 30, 2009
Increase (decrease) in net assets from operations:
Net investment income	$19,815	$77,330
Net realized gain (loss) during the period on investments and foreign currency transactions	449,854	(1,936,023)
Net unrealized appreciation (depreciation) during the period on investments and translation of assets and liabilities in foreign currencies	(189,161)	1,376,356

Net increase (decrease) in net assets resulting from operations	280,508	(482,337)

Distributions to shareholders from:
Net investment income	(97,135)	(21,309)

Total distributions to shareholders	(97,135)	(21,309)

Capital share transactions:
Proceeds from sale of shares	374,600	1,489,252
Dividends reinvested	97,135	20,899
Cost of shares redeemed	(1,281,114)	(3,478,142)

Net decrease from capital share transactions	(809,379)	(1,967,991)

Net decrease in net assets	(626,006)	(2,471,637)

Net assets:
Beginning of period	4,910,362	7,381,999

End of period	$4,284,356	$4,910,362

Undistributed net investment income at end of period	$(35,736)	$41,584

Capital share activity:
Shares sold	43,753	214,539
Shares reinvested	11,468	2,998
Shares redeemed	(148,206)	(495,421)

Total capital share activity	(92,985)	(277,884)

47	The accompanying notes are an integral part of the financial statements

Financial Highlights	Rydex | SGI Equity Fund
Selected data for each share of capital stock outstanding throughout each period	Global Institutional Fund

	Six Months Ended March 31, 2010[a]	2009	Year Ended September 30, 2008[b]
Per Share Data
Net asset value, beginning of period	$8.56	$8.67	$10.00

Income (loss) from investment operations:
Net investment income [c]	0.04	0.17	0.02
Net gain (loss) on securities (realized and unrealized)	0.50	(0.25)	(1.35)

Total from investment operations	0.54	(0.08)	(1.33)

Less distributions:
Dividends from net investment income	(0.19)	(0.03)	—

Total distributions	(0.19)	(0.03)	—

Net asset value, end of period	$8.91	$8.56	$8.67

Total Return	6.37%	(0.90)%	(13.30)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,284	$4,910	$7,382

Ratios to average net assets:
Net investment income	0.87%	2.34%	0.87%
Total expenses [d]	2.74%	2.76%	1.97%
Net expenses [e]	0.97%	1.15%	1.15%
Net expenses prior to custodian earnings credits and net of expense waivers	0.97%	1.15%	1.15%

Portfolio turnover rate	265%	379%	325%

[a]	Unaudited figures for the six months ended March 31, 2010. Percentage amounts, except total return, have been annualized.
[b]	Security Global Institutional Fund was initially capitalized on July 11, 2008 with a net asset value of $10 per share. Percentage amounts for the period, except total return, have been annualized.
[c]	Net investment income (loss) was computed using average shares outstanding throughout the period.
[d]	Total expense information reflects the expense ratios absent expense reductions by the Investment Manager and custodian earnings credits, as applicable.
[e]	Net expense information reflects the expense ratios after voluntary expense waivers, reimbursements and custodian earnings credits, as applicable.

48	The accompanying notes are an integral part of the financial statements

Rydex | SGI Equity Fund
Performance Summary	Mid Cap Value Fund
March 31, 2010	(unaudited)

PERFORMANCE

$10,000 Over 10 Years

This chart assumes a $10,000 investment in Class A shares of Mid Cap Value Fund on March 31, 2000, reflects deduction of the 5.75% sales load and assumes all dividends reinvested. The chart does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. The Russell 2500 Value Index is an unmanaged index that measures the performance of securities of small-to-mid cap U.S. companies with greater-than-average value orientation.

Average Annual Returns

Periods Ended 3-31-10	1 Year	5 Years	10 Years
A Shares	60.02%	7.55%	11.59%
A Shares with sales charge	50.82%	6.29%	10.93%
B Shares	58.81%	6.75%	10.86%
B Shares with CDSC	53.81%	6.50%	10.86%
C Shares	58.90%	6.75%	10.69%
C Shares with CDSC	57.90%	6.75%	10.69%

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The figures above do not reflect deduction of the maximum front-end sales charge of 5.75% for Class A shares or the contingent deferred sales charge of 5% for Class B shares and 1% for Class C shares, as applicable, except where noted. The figures do not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of shares. Such figures would be lower if the maximum sales charge and any applicable taxes were deducted.

Portfolio Composition by Sector as of 3-31-10

Consumer Discretionary	12.21%
Consumer Staples	4.88
Energy	7.04
Financials	14.13
Health Care	3.56
Industrials	20.58
Information Technology	10.79
Materials	6.91
Utilities	12.77
Exchange Traded Funds	1.32
Convertible Bonds	0.52
Commercial Paper	4.87
Cash & Other Assets, Less Liabilities	0.42

Total Net Assets	100.00%

49	The accompanying notes are an integral part of the financial statements

Schedule of Investments	Rydex | SGI Equity Fund
March 31, 2010 (unaudited)	Mid Cap Value Fund

	Shares	Value
COMMON STOCKS - 94.2%
Aerospace & Defense - 3.7%
GeoEye, Inc. *	844,500	$24,912,749
Orbital Sciences Corporation *	961,080	18,270,131

		43,182,880

Apparel Retail - 4.2%
Brown Shoe Company, Inc.	1,069,950	16,562,826
Chico’s FAS, Inc.	1,790,100	25,813,242
Talbots, Inc. *	446,395	5,785,279

		48,161,347

Apparel, Accessories & Luxury Goods - 1.2%
Columbia Sportswear Company	6,728	353,422
Maidenform Brands, Inc. *	655,900	14,331,415

		14,684,837

Asset Management & Custody Banks - 1.0%
Fifth Street Finance Corporation	1,011,932	11,748,531

Auto Parts & Equipment - 0.0%
HydroGen Corporation *[4,6]	1,265,700	30,377

Building Products - 0.7%
Trex Company, Inc. *	359,900	7,662,271

Casinos & Gaming - 1.1%
Penn National Gaming, Inc. *	480,000	13,344,000

Coal & Consumable Fuels - 0.6%
USEC, Inc. *	1,214,730	7,008,992

Communications Equipment -1.0%
EF Johnson Technologies, Inc. *[6]	870,000	811,101
Symmetricom, Inc. *[6]	1,910,270	11,136,874

		11,947,975

Construction & Engineering - 5.3%
Insituform Technologies, Inc. *	984,300	26,192,222
Quanta Services, Inc. *	1,032,600	19,784,616
URS Corporation *	338,300	16,783,063

		62,759,901

Construction & Farm Machinery & Heavy Trucks - 1.0%
Force Protection, Inc. *	2,043,525	12,302,021

Construction Materials - 0.3%
Eagle Materials, Inc.	117,115	3,108,232

Consumer Finance - 0.3%
First Marblehead Corporation *	1,117,473	3,173,623

Data Processing & Outsourced Services - 3.5%
Computer Sciences Corporation *	761,000	41,466,889

Diversified REIT’s - 0.8%
Investors Real Estate Trust	1,025,492	9,249,938

Electric Utilities - 6.1%
Allete, Inc.	424,757	14,220,864
Great Plains Energy, Inc.	953,117	17,699,383
Northeast Utilities	562,060	15,535,338
Pepco Holdings, Inc.	408,400	7,004,060

	Shares	Value
COMMON STOCKS - 94.2% (continued)
Electric Utilities - 6.1% (continued)
Westar Energy, Inc.	739,800	$16,497,540

		70,957,185

Electrical Components & Equipment - 1.5%
General Cable Corporation *	565,900	15,279,300
UQM Technologies, Inc. *	517,722	2,179,610

		17,458,910

Electronic Components - 1.8%
Power-One, Inc. *[4]	5,122,200	21,615,684

Electronic Manufacturing Services - 1.6%
Maxwell Technologies, Inc. *[4]	1,477,200	18,302,508

Environmental & Facilities Services - 1.4%
Covanta Holding Corporation *	973,000	16,210,180

Exchange Traded Funds - 1.3%
iShares Russell Midcap Value Index Fund	300,000	12,099,000
iShares S&P Mid Cap 400	48,395	3,452,015

		15,551,015

Forest Products - 1.6%
Louisiana-Pacific Corporation *	2,079,300	18,817,665

Gas Utilities - 2.1%
Atmos Energy Corporation	508,000	14,513,560
UGI Corporation	386,242	10,250,863

		24,764,423

Health Care Equipment - 1.2%
Hologic, Inc. *	737,801	13,678,831

Health Care Services - 2.4%
Mednax, Inc. *	345,500	20,104,645
RehabCare Group, Inc. *	293,530	8,004,563

		28,109,208

Home Furnishings - 1.2%
Leggett & Platt, Inc.	668,800	14,472,832

Human Resources & Employment Services - 1.1%
Administaff, Inc.	595,000	12,697,300

Industrial Conglomerates - 2.1%
McDermott International, Inc. *	921,300	24,801,396

Industrial Machinery - 0.9%
Harsco Corporation	315,300	10,070,682
Thermoenergy Corporation *[4,6]	2,701,839	756,515

		10,827,197

Insurance Brokers - 0.4%
Arthur J Gallagher & Company	189,000	4,639,950

IT Consulting & Other Services - 0.7%
Satyam Computer Services, Ltd. ADR	1,482,112	7,736,625

Mortgage REIT’s - 0.4%
Bimini Capital Management, Inc. *[6]	473,362	468,155

50	The accompanying notes are an integral part of the financial statements

Schedule of Investments	Rydex | SGI Equity Fund
March 31, 2010 (unaudited)	Mid Cap Value Fund

	Shares	Value
COMMON STOCKS - 94.2% (continued)
Mortgage REIT’s - 0.4% (continued)
Redwood Trust, Inc.	285,027	$4,395,116

		4,863,271

Multi-Line Insurance - 1.5%
American Financial Group, Inc. [5]	629,400	17,906,430

Multi-Utilities - 4.6%
Alliant Energy Corporation	547,300	18,203,198
Black Hills Corporation	397,000	12,048,950
Northwestern Corporation	603,100	16,169,111
SCANA Corporation	210,000	7,893,900

		54,315,159

Office REIT’s - 0.5%
Lexington Realty Trust	968,000	6,301,680

Office Services & Supplies - 0.4%
United Stationers, Inc. *	77,729	4,574,352

Oil & Gas Drilling - 0.5%
Helmerich & Payne, Inc.	148,600	5,658,688

Oil & Gas Equipment & Services - 2.3%
Complete Production Services, Inc. *	261,400	3,019,170
Global Industries, Ltd. *	3,973,500	25,509,870

		28,529,040

Oil & Gas Exploration & Production - 1.7%
Goodrich Petroleum Corporation *	159,569	2,495,659
Gulfport Energy Corporation *	664,000	7,463,360
Petrohawk Energy Corporation *	473,300	9,598,524

		19,557,543

Oil & Gas Storage & Transportation - 1.9%
Southern Union Company	866,360	21,979,553

Packaged Foods & Meats - 4.9%
Del Monte Foods Company	688,300	10,049,180
Hormel Foods Corporation [5]	376,600	15,820,966
JM Smucker Company	395,300	23,820,778
Ralcorp Holdings, Inc. *	113,200	7,672,696

		57,363,620

Paper Packaging - 3.6%
Bemis Company, Inc.	940,800	27,019,776
Sonoco Products Company	517,200	15,924,588

		42,944,364

Property & Casualty Insurance - 6.0%
Allegheny Corporation *	60,021	17,568,712
Employers Holdings, Inc.	382,300	5,677,155
Hanover Insurance Group, Inc.	607,000	26,471,270
W.R. Berkley Corporation	776,100	20,248,449

		69,965,586

Regional Banks - 3.2%
Associated Banc-Corporation	1,067,807	14,735,737
Commerce Bancshares, Inc.	207,532	8,537,866
First Horizon National Corporation *	192,624	2,706,366
Old National Bancorp	1,015,822	12,139,073

		38,119,042

	Shares	Value
COMMON STOCKS - 94.2% (continued)
Research & Consulting Services - 1.8%
ICF International, Inc. *	355,700	$8,835,588
Navigant Consulting, Inc. *	1,057,500	12,827,475

		21,663,063

Restaurants - 2.3%
Burger King Holdings, Inc.	838,651	17,829,720
Jack in the Box, Inc. *	375,000	8,831,250

		26,660,970

Semiconductor Equipment - 0.5%
FEI Company *	59,927	1,372,928
Ultratech, Inc. *	316,200	4,300,320

		5,673,248

Semiconductors - 1.7%
IXYS Corporation *[4,6]	2,340,000	19,983,600

Specialty Chemicals - 1.4%
HB Fuller Company	250,000	5,802,500
Landec Corporation *[6]	861,716	5,713,177
Zoltek Companies, Inc. *	501,000	4,829,640

		16,345,317

Specialty Stores - 2.2%
Cabela’s, Inc. *	1,489,693	26,054,731

Trucking - 0.7%
Saia, Inc. *	551,770	7,658,568

TOTAL COMMON STOCKS (cost $974,499,030)		$1,106,590,548

	Shares	Value
WARRANTS - 0.0%
Nova Biosource Fuels, Inc. $2.40, 7/5/2011 [1]	677,450	$1,571

TOTAL WARRANTS (cost $699,774)		$1,571

	Principal Amount	Value
CONVERTIBLE BONDS - 0.5%
Metals & Minerals - 0.5%
USEC, Inc. 3.00%, 2014 [1]	$7,600,000	$6,137,000

TOTAL CONVERTIBLE BONDS (cost $7,600,000)		$6,137,000

	Principal Amount	Value
COMMERCIAL PAPER - 4.9%
Diversified Manufacturing - 0.8%
General Electric Company 0.11%, 04/15/2010 [1]	$9,000,000	$8,999,615

Food & Beverage - 2.4%
Nestle Capital Corporation 0.11%, 04/01/2010 [1,2]	6,000,000	6,000,000
0.12%, 04/06/2010 [1,2]	7,780,000	7,779,870
0.14%, 04/07/2010 [1,2]	6,000,000	5,999,860
PepsiCo, Inc. 0.11%, 04/05/2010 [1]	8,000,000	7,999,903

		27,779,633

Non U.S. Banking - 1.7%
Barclays Funding LLC 0.13%, 04/08/2010 [1]	8,000,000	7,999,798

51	The accompanying notes are an integral part of the financial statements

Schedule of Investments	Rydex | SGI Equity Fund
March 31, 2010 (unaudited)	Mid Cap Value Fund

	Principal Amount	Value
COMMERCIAL PAPER - 4.9% (continued)
Non U.S. Banking - 1.7% (continued)
BNP Paribas Finance, Inc, 0.13%, 04/07/2010 [1]	$9,000,000	$8,999,804
Societe Generale 0.15%, 04/07/2010 [1]	3,500,000	3,499,913

		20,499,515

TOTAL COMMERCIAL PAPER (cost $57,278,763)		$57,278,763

Total Investments - 99.6% [3] (cost $1,040,077,567)		$1,170,007,882
Cash & Other Assets, Less Liabilities - 0.4%		4,967,665

Total Net Assets - 100.0%		$1,174,975,547

For federal income tax purposes the identified cost of investments owned at March 31, 2010 was $1,050,298,359.

ADR	American Depositary Receipt

*	Non-income producing security
[1]	Value determined based on Level 2 inputs.
[2]	Security is a 144A or Section 4(2) security. The total market value of 144A or Section 4(2) securities is $19,779,730 (cost $19,779,730), or 1.7% of total net assets.
[3]	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs.
[4]	Investment in an affiliated issuer. See Note 8 in the Notes to Financial Statements.
[5]	Security is segregated as collateral for open written option contracts.
[6]	Security is deemed illiquid. The total market value of illiquid securities is $38,899,799 (cost $61,110,833), or 3.3% or total net assets.

52	The accompanying notes are an integral part of the financial statements

Rydex | SGI Equity Fund
Mid Cap Value Fund (unaudited)

Statement of Assets and Liabilities

March 31, 2010

Assets:
Investments in unaffiliated issues, at value *	$1,109,319,198
Investments in affiliated issues, at value **	60,688,684

Total investments	1,170,007,882
Cash	2,924,943
Receivables:
Fund shares sold	4,733,561
Securities sold	181,902
Interest	114,000
Dividends	1,247,761
Prepaid expenses	97,716

Total assets	1,179,307,765

Liabilities:
Payable for:
Securities purchased	801,408
Fund shares redeemed	1,511,787
Written options, at value (premiums received, $305,623)	21,120
Management fees	774,975
Transfer agent/maintenance fees	109,195
Administration fees	93,183
Professional fees	54,250
12b-l distribution plan fees	386,944
Other	579,356

Total liabilities	4,332,218

Net assets	$1,174,975,547

Net assets consist of:
Paid in capital	$1,132,716,580
Undistributed net investment income	1,453,901
Accumulated net realized loss on sale of investments	(89,409,753)
Net unrealized appreciation in value of investments	130,214,819

Net assets	$1,174,975,547

Class A:
Capital shares outstanding (unlimited number of shares authorized)	32,522,973
Net assets	$946,300,731
Net asset value and redemption price per share	$29.10

Maximum offering price per share (net asset value divided by 94.25%)	$30.88

Class B:
Capital shares outstanding (unlimited number of shares authorized)	2,135,382
Net assets	$53,113,794
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales charge)	$24.87

Class C:
Capital shares outstanding (unlimited number of shares authorized)	6,850,361
Net assets	$175,561,022
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales charge)	$25.63

*Investments in unaffiliated issues, at cost	$974,132,665
**lnvestments in affiliated issues, at cost	65,944,902

Total cost	$1,040,077,567

Statement of Operations

For the Six Months Ended March 31, 2010

Investment Income:
Dividends from securities of unaffiliated issuers	$9,596,258
Interest	134,494

Total investment income	9,730,752

Expenses:
Management fees	4,252,854
Transfer agent/maintenance fees	1,008,707
Administration fees	507,899
Custodian fees	20,633
Directors’ fees	51,366
Professional fees	78,615
Reports to shareholders	91,149
Registration fees	50,910
Other expenses	26,400
12b-l distribution fees - Class A	1,074,343
12b-l distribution fees - Class B	273,427
12b-l distribution fees - Class C	767,253

Total expenses	8,203,556

Net investment income	1,527,196

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investments	3,362,207
Investment transactions of affiliated issuers	(9,930,929)
Options written	2,579,834

Net realized loss	(3,988,888)

Net unrealized appreciation (depreciation) during the period on:
Investments	103,573,076
Options written	(282,461)

Net unrealized appreciation	103,290,615

Net realized and unrealized gain	99,301,727

Net increase in net assets resulting from operations	$100,828,923

53	The accompanying notes are an integral part of the financial statements

Rydex | SGI Equity Fund
Statement of Changes in Net Assets	Mid Cap Value Fund

	Six Months Ended March 31, 2010 (unaudited)	Year Ended September 30, 2009
Increase (decrease) in net assets from operations:
Net investment income	$1,527,196	$1,892,720
Net realized loss during the period on investments	(3,988,888)	(84,154,831)
Net unrealized appreciation during the period on investments	103,290,615	155,944,161

Net increase in net assets resulting from operations	100,828,923	73,682,050

Distributions to shareholders from:
Net investment income
Class A	(1,178,918)	(3,569,957)
Net realized gain
Class A	—	(68,549,175)
Class B	—	(6,651,443)
Class C	—	(11,126,589)

Total distributions to shareholders	(1,178,918)	(89,897,164)

Capital share transactions:
Proceeds from sale of shares
Class A	249,496,229	388,375,263
Class B	1,888,664	7,862,714
Class C	32,729,637	46,299,086
Distributions reinvested
Class A	1,064,400	67,810,290
Class B	—	6,316,674
Class C	—	10,539,574
Cost of shares redeemed
Class A	(166,857,444)	(325,079,843)
Class B	(11,729,101)	(16,824,893)
Class C	(10,491,968)	(25,735,329)

Net increase from capital share transactions	96,100,417	159,563,536

Net increase in net assets	195,750,422	143,348,422

Net assets:
Beginning of period	979,225,125	835,876,703

End of period	$1,174,975,547	$979,225,125

Undistributed net investment income at end of period	$1,453,901	$1,105,623

Capital share activity:
Shares sold
Class A	9,172,033	18,036,421
Class B	81,213	420,635
Class C	1,360,119	2,271,053
Shares reinvested
Class A	38,861	3,546,564
Class B	—	383,293
Class C	—	620,705
Shares redeemed
Class A	(6,099,099)	(15,264,008)
Class B	(501,833)	(931,362)
Class C	(437,650)	(1,403,785)

54	The accompanying notes are an integral part of the financial statements

Financial Highlights	Rydex | SGI Equity Fund
Selected data for each share of capital stock outstanding throughout each period	Mid Cap Value Fund

Class A	Six Months Ended March 31, 2010[a]	2009	2008	2007	2006	Year Ended September 30, 2005
Per Share Data
Net asset value, beginning of period	$26.58	$28.41	$40.79	$38.27	$36.34	$30.45

Income (loss) from investment operations:
Net investment income [b]	0.06	0.08	0.25	0.25	0.04	0.01
Net gain (loss) on securities (realized and unrealized)	2.50	0.82	(4.77)	4.59	3.96	8.16

Total from investment operations	2.56	0.90	(4.52)	4.84	4.00	8.17

Less distributions:
Dividends from net investment income	(0.04)	(0.14)	(0.14)	(0.23)	—	—
Distributions from realized gains	—	(2.59)	(7.72)	(2.09)	(2.07)	(2.28)

Total distributions	(0.04)	(2.73)	(7.86)	(2.32)	(2.07)	(2.28)

Net asset value, end of period	$29.10	$26.58	$28.41	$40.79	$38.27	$36.34

Total Return [c]	9.63%	6.90%	(12.48)%	12.96%	11.44%	27.77%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$946,301	$781,883	$656,044	$687,484	$596,074	$373,031

Ratios to average net assets:
Net investment income	0.43%	0.39%	0.79%	0.61%	0.10%	0.04%
Total expenses [d]	1.39%	1.48%	1.37%	1.32%	1.36%	1.41%
Net expenses [e]	1.39%	1.48%	1.37%	1.32%	1.36%	1.41%
Net expenses prior to custodian earning credits and net of expense waivers	1.39%	1.48%	1.37%	1.32%	1.36%	1.41%

Portfolio turnover rate	28%	31%	68%	44%	33%	19%

Class B	Six Months Ended March 31, 2010[a]	2009	2008	2007	2006	Year Ended September 30, 2005
Per Share Data
Net asset value, beginning of period	$22.78	$24.83	$36.78	$34.76	$33.43	$28.37

Income (loss) from investment operations:
Net investment loss [b]	(0.04)	(0.06)	—	(0.04)	(0.23)	(0.22)
Net gain (loss) on securities (realized and unrealized)	2.13	0.60	(4.23)	4.15	3.63	7.56

Total from investment operations	2.09	0.54	(4.23)	4.11	3.40	7.34

Less distributions:
Distributions from realized gains	—	(2.59)	(7.72)	(2.09)	(2.07)	(2.28)

Total distributions	—	(2.59)	(7.72)	(2.09)	(2.07)	(2.28)

Net asset value, end of period	$24.87	$22.78	$24.83	$36.78	$34.76	$33.43

Total Return [c]	9.17%	6.17%	(13.14)%	12.10%	10.60%	26.83%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$53,114	$58,221	$66,641	$106,179	$108,784	$97,664

Ratios to average net assets:
Net investment loss	(0.35)%	(0.34)%	(0.01)%	(0.10)%	(0.68)%	(0.72)%
Total expenses [d]	2.14%	2.23%	2.12%	2.07%	2.11%	2.16%
Net expenses [e]	2.14%	2.23%	2.12%	2.07%	2.11%	2.16%
Net expenses prior to custodian earning credits and net of expense waivers	2.14%	2.23%	2.12%	2.07%	2.11%	2.16%

Portfolio turnover rate	28%	31%	68%	44%	33%	19%

55	The accompanying notes are an integral part of the financial statements

Financial Highlights	Rydex | SGI Equity Fund
Selected data for each share of capital stock outstanding throughout each period	Mid Cap Value Fund

Class C	Six Months Ended March 31, 2010[a]	2009	2008	2007	2006	Year Ended September 30, 2005
Per Share Data
Net asset value, beginning of period	$23.47	$25.49	$37.54	$35.43	$34.03	$28.85

Income (loss) from investment operations:
Net investment loss [b]	(0.04)	(0.07)	—	(0.05)	(0.22)	(0.21)
Net gain (loss) on securities (realized and unrealized)	2.20	0.64	(4.33)	4.25	3.69	7.67

Total from investment operations	2.16	0.57	(4.33)	4.20	3.47	7.46

Less distributions:
Distributions from realized gains	—	(2.59)	(7.72)	(2.09)	(2.07)	(2.28)

Total distributions	—	(2.59)	(7.72)	(2.09)	(2.07)	(2.28)

Net asset value, end of period	$25.63	$23.47	$25.49	$37.54	$35.43	$34.03

Total Return [c]	9.20%	6.13%	(13.15)%	12.13%	10.62%	26.80%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$175,561	$139,121	$113,192	$176,746	$152,579	$93,887

Ratios to average net assets:
Net investment loss	(0.31)%	(0.35)%	(0.01)%	(0.12)%	(0.65)%	(0.71)%
Total expenses [d]	2.14%	2.22%	2.12%	2.07%	2.11%	2.16%
Net expenses [e]	2.14%	2.22%	2.12%	2.07%	2.11%	2.16%
Net expenses prior to custodian earning credits and net of expense waivers	2.14%	2.22%	2.12%	2.07%	2.11%	2.16%

Portfolio turnover rate	28%	31%	68%	44%	33%	19%

[a]	Unaudited figures for the six months ended March 31, 2010. Percentage amounts for the period, except total return, have been annualized.
[b]	Net investment income (loss) was computed using average shares outstanding throughout the period.
[c]	Total return information does not reflect deduction of any sales charges imposed at the time of purchase for Class A shares or upon redemption for Class B and C shares.
[d]	Total expense information reflects expense ratios absent expense reductions by the Investment Manager and custodian earnings credits, as applicable.
[e]	Net expense information reflects the expense ratios after voluntary expense waivers, reimbursements and custodian earnings credits, as applicable.

56	The accompanying notes are an integral part of the financial statements

Rydex | SGI Equity Fund
Performance Summary	Mid Cap Value Institutional Fund
March 31, 2010	(unaudited)

PERFORMANCE

$10,000 Since Inception

This chart assumes a $10,000 investment in shares of Mid Cap Value Institutional Fund on July 11, 2008 (date of Inception) and assumes all dividends reinvested. The chart does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. The Russell 2500 Value Index is an unmanaged index that measures the performance of securities of small-to-mid cap U.S. companies with greater-than-average value orientation.

Average Annual Returns

Periods Ended 3-31-10	1 Year	Since Inception (7-11-08)
Mid Cap Value Institutional Fund	59.14%	13.15%

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The figures do not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of shares. Such figures would be lower any applicable taxes were deducted. Fee waivers and/or reimbursements reduced expenses of the Fund and in the absence of such waiver, the performance quoted would be reduced.

Portfolio Composition by Sector as of 3-31-10

Consumer Discretionary	11.40%
Consumer Staples	4.76
Energy	6.94
Financials	14.25
Health Care	3.48
Industrials	20.14
Information Technology	10.07
Materials	6.93
Utilities	12.49
Exchange Traded Funds	4.77
Commercial Paper	5.78
Liabilities, Less Cash & Other Assets	(1.01)

Total Net Assets	100.00%

57	The accompanying notes are an integral part of the financial statements

Schedule of Investments	Rydex | SGI Equity Fund
March 31, 2010 (unaudited)	Mid Cap Value Institutional Fund

	Shares	Value
COMMON STOCKS - 95.2%
Aerospace & Defense - 3.5%
GeoEye, Inc. *	271,600	$8,012,200
Orbital Sciences Corporation *	311,558	5,922,718

		13,934,918

Apparel Retail - 3.6%
Brown Shoe Company, Inc.	341,300	5,283,324
Chico’s FAS, Inc.	579,400	8,354,948
Talbots, Inc. *	55,987	725,592

		14,363,864

Apparel, Accessories & Luxury Goods - 1.2%
Columbia Sportswear Company	2,140	112,414
Maidenform Brands, Inc. *	209,900	4,586,315

		4,698,729

Asset Management & Custody Banks - 0.9%
Fifth Street Finance Corporation	321,227	3,729,445

Building Products - 0.7%
Trex Company, Inc. *	129,200	2,750,668

Casinos & Gaming - 1.1%
Penn National Gaming, Inc. *	159,000	4,420,200

Coal & Consumable Fuels - 0.6%
USEC, Inc. *	435,800	2,514,566

Communications Equipment - 0.7%
EF Johnson Technologies, Inc. *[5]	120,000	111,876
Symmetricom, Inc. *[5]	467,900	2,727,857

		2,839,733

Construction & Engineering - 5.1%
Insituform Technologies, Inc. *	309,100	8,225,151
Quanta Services, Inc. *	346,900	6,646,604
URS Corporation *	113,600	5,635,696

		20,507,451

Construction & Farm Machinery & Heavy Trucks - 1.0%
Force Protection, Inc. *	669,103	4,028,000

Construction Materials - 0.3%
Eagle Materials, Inc.	38,554	1,023,223

Consumer Finance - 0.2%
First Marblehead Corporation *	254,984	724,155

Data Processing & Outsourced Services - 3.5%
Computer Sciences Corporation *	255,700	13,933,092

Diversified REIT’s - 0.8%
Investors Real Estate Trust	370,112	3,338,410

Electric Utilities - 6.0%
Allete, Inc.	147,854	4,950,152
Great Plains Energy, Inc.	326,735	6,067,469
Northeast Utilities	179,100	4,950,324
Pepco Holdings, Inc.	135,500	2,323,825
Westar Energy, Inc.	246,100	5,488,030

		23,779,800

	Shares	Value
COMMON STOCKS - 95.2% (contiued)
Electrical Components & Equipment - 1.4%
General Cable Corporation *	180,400	$4,870,800
UQM Technologies, Inc. *	153,200	644,972

		5,515,772

Electronic Components - 1.8%
Power-One, Inc. *	1,675,400	7,070,188

Electronic Manufacturing Services - 1.3%
Maxwell Technologies, Inc. *	411,381	5,097,011

Environmental & Facilities Services - 1.3%
Covanta Holding Corporation *	318,800	5,311,208

Exchange Traded Funds - 4.8%
iShares Russell Midcap Value Index Fund	325,570	13,130,238
iShares S&P MidCap 400	82,000	5,849,060

		18,979,298

Forest Products - 1.6%
Louisiana-Pacific Corporation *	694,200	6,282,510

Gas Utilities - 2.0%
Atmos Energy Corporation	161,800	4,622,626
UGI Corporation	123,357	3,273,895

		7,896,521

Health Care Equipment - 1.1%
Hologic, Inc. *	235,282	4,362,128

Health Care Services - 2.4%
Mednax, Inc. *	110,500	6,429,995
RehabCare Group, Inc. *	113,100	3,084,237

		9,514,232

Home Furnishings - 1.2%
Leggett & Platt, Inc.	216,200	4,678,568

Human Resources & Employment Services - 1.0%
Administaff, Inc.	195,000	4,161,300

Industrial Conglomerates - 2.0%
McDermott International, Inc. *	294,200	7,919,864

Industrial Machinery - 0.8%
Harsco Corporation	102,000	3,257,880

Insurance Brokers - 0.4%
Arthur J Gallagher & Company	62,400	1,531,920

IT Consulting & Other Services - 0.6%
Satyam Computer Services, Ltd. ADR	489,680	2,556,130

Mortgage REIT’s - 0.4%
Redwood Trust, Inc.	93,900	1,447,938

Multi-Line Insurance - 1.6%
American Financial Group, Inc. [4]	223,000	6,344,350

58	The accompanying notes are an integral part of the financial statements

Schedule of Investments	Rydex | SGI Equity Fund
March 31, 2010 (unaudited)	Mid Cap Value Institutional Fund

	Shares	Value
COMMON STOCKS - 95.2% (continued)
Multi-Utilities - 4.5%
Alliant Energy Corporation	182,500	$6,069,950
Black Hills Corporation	128,800	3,909,080
Northwestern Corporation	203,200	5,447,792
SCANA Corporation	69,700	2,620,023

		18,046,845

Office REIT’s - 0.5%
Lexington Realty Trust	304,000	1,979,040

Office Services & Supplies - 0.5%
United Stationers, Inc. *	33,678	1,981,950

Oil & Gas Drilling - 0.5%
Helmerich & Payne, Inc.	50,400	1,919,232

Oil & Gas Equipment & Services - 2.4%
Complete Production Services, Inc. *	84,600	977,130
Global Industries, Ltd. *	1,366,359	8,772,025

		9,749,155

Oil & Gas Exploration & Production - 1.6%
Goodrich Petroleum Corporation *	53,100	830,484
Gulfport Energy Corporation *	237,688	2,671,613
Petrohawk Energy Corporation *	144,900	2,938,572

		6,440,669

Oil & Gas Storage & Transportation - 1.8%
Southern Union Company	276,900	7,024,953

Packaged Foods & Meats - 4.8%
Del Monte Foods Company	226,100	3,301,060
Hormel Foods Corporation [4]	120,100	5,045,401
JM Smucker Company	134,500	8,104,970
Ralcorp Holdings, Inc. *	37,200	2,521,416

		18,972,847

Paper Packaging - 3.6%
Bemis Company, Inc.	331,900	9,532,168
Sonoco Products Company	174,100	5,360,539

		14,892,707

Property & Casualty Insurance - 5.9%
Allegheny Corporation *	19,376	5,671,526
Employers Holdings, Inc.	125,700	1,866,645
Hanover Insurance Group, Inc.	204,000	8,896,440
W.R. Berkley Corporation	258,200	6,736,438

		23,171,049

Regional Banks - 3.6%
Associated Banc-Corporation	344,905	4,759,689
Commerce Bancshares, Inc.	96,746	3,980,130
First Horizon National Corporation *	130,341	1,831,297
Old National Bancorp	328,645	3,927,308

		14,498,424

Research & Consulting Services - 2.2%
ICF International, Inc. *	123,494	3,067,591
Navigant Consulting, Inc. *	476,600	5,781,158

		8,848,749

Restaurants - 2.2%
Burger King Holdings, Inc.	276,900	5,886,894

	Shares	Value
COMMON STOCKS - 95.2% (continued)
Restaurants - 2.2% (continued)
Jack in the Box, Inc. *	125,700	$2,960,235

		8,847,129

Semiconductor Equipment - 0.5%
FEI Company *	19,575	448,463
Ultratech, Inc. *	104,900	1,426,640

		1,875,103

Semiconductors - 1.7%
IXYS Corporation *[5]	787,900	6,728,666

Specialty Chemicals - 1.4%
HB Fuller Company	77,700	1,803,417
Landec Corporation *[5]	304,600	2,019,498
Zoltek Companies, Inc. *	164,200	1,582,888

		5,405,803

Specialty Stores - 2.1%
Cabela’s, Inc. *	481,001	8,412,707

Trucking - 0.5%
Saia, Inc. *	142,500	1,977,900

TOTAL COMMON STOCKS (cost $319,579,376)		$379,286,000

	Principal Amount	Value
COMMERCIAL PAPER - 5.8%
Diversified Manufacturing - 1.0%
General Electric Company 0.11%, 04/15/2010 [1]	$4,000,000	$3,999,829

Food & Beverage - 2.0%
Nestle Capital Corporation 0.11%, 04/01/2010 [1,2]	4,000,000	4,000,000
PepsiCo, Inc. 0.11%, 04/05/2010 [1]	4,000,000	3,999,951

		7,999,951

Non U.S. Banking -2.8%
Barclay’s Funding LLC 0.13%, 04/08/2010 [1]	4,000,000	3,999,899
BNP Paribas Finance, Inc. 0.13%, 04/07/2010 [1]	4,000,000	3,999,913
Societe Generale 0.15%, 04/07/2010 [1]	3,000,000	2,999,925

		10,999,737

TOTAL COMMERCIAL PAPER (cost $22,999,517)		$22,999,517

Total Investments - 101.0% [3]
(cost $342,578,893)		$402,285,517

Liabilities, Less Cash & Other Assets - (1.0)%		(4,031,670)

Total Net Assets - 100.0%		$398,253,847

For federal income tax purposes the identified cost of investments owned at March 31, 2010 was $342,829,128.

ADR	American Depositary Receipt

*	Non-income producing security
[1]	Value determined based on Level 2 inputs.
[2]	Security is a 144A or Section 4(2) security. The total market value of 144A or Section 4(2) securities is $4,000,000 (cost $4,000,000), or 1.0% of total net assets.

59	The accompanying notes are an integral part of the financial statements

Schedule of Investments	Rydex | SGI Equity Fund
March 31, 2010 (unaudited)	Mid Cap Value Institutional Fund

[3]	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs.
[4]	Security is segregated as collateral for open written option contracts.
[5]	Security is deemed illiquid. The total market value of illiquid securities is $11,587,897 (cost $11,919,044), or 2.9% of total net assets.

60	The accompanying notes are an integral part of the financial statements

Rydex | SGI Equity Fund
Mid Cap Value Institutional Fund (unaudited)

Statement of Assets and Liabilities

March 31, 2010

Assets:
Investments, at value *	$402,285,517
Cash	936,183
Receivables:
Fund shares sold	3,555,151
Dividends	405,204
Security Investors	27,329
Prepaid expenses	29,866

Total assets	407,239,250

Liabilities:
Payable for:
Fund shares redeemed	232,802
Securities purchased	8,435,888
Written options, at value (premiums received $98,402)	6,800
Management fees	244,414
Administration fees	31,259
Transfer agent/maintenance fees	4,207
Custodian fees	3,018
Professional fees	6,960
Other fees	20,055

Total liabilities	8,985,403

Net assets	$398,253,847

Net assets consist of:
Paid in capital	$329,598,308
Undistributed net investment income	1,684,745
Undistributed net realized gain on sale of investments	7,172,568
Net unrealized appreciation in value of investments	59,798,226

Net assets	$398,253,847

Capital shares authorized	unlimited
Capital shares outstanding	35,670,708
Net asset value per share (net assets divided by shares outstanding)	$11.16

* Investments, at cost	$342,578,893

Statement of Operations

For the Six Months Ended March 31, 2010

Investment Income:
Dividends	$2,899,360
Interest	6,071

Total investment income	2,905,431

Expenses:
Management fees	1,303,183
Administration fees	165,473
Transfer agent/maintenance fees	188,009
Custodian fees	14,217
Directors’ fees	12,705
Professional fees	11,331
Reports to shareholders	4,533
Registration fees	13,149
Other	4,856

Total expenses	1,717,456
Reimbursement of expenses	(147,699)

Net expenses	1,569,757

Net investment income	1,335,674

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investments	9,998,380
Options written	642,212

Net realized gain	10,640,592

Net unrealized appreciation (depreciation) during the period on:
Investments	22,551,698
Options written	72,855

Net unrealized appreciation	22,624,553

Net realized and unrealized gain	33,265,145

Net increase in net assets resulting from operations	$34,600,819

61	The accompanying notes are an integral part of the financial statements

Rydex | SGI Equity Fund
Statement of Changes in Net Assets	Mid Cap Value Institutional Fund

	Six Months Ended March 31, 2010	Year Ended September 30, 2009
	(unaudited)
Increase (decrease) in net assets from operations:
Net investment income	$1,335,674	$721,069
Net realized gain during the period on investments	10,640,592	7,639,819
Net unrealized appreciation during the period on investments	22,624,553	37,041,254

Net increase in net assets resulting from operations	34,600,819	45,402,142

Distributions to shareholders from:
Net investment income	(326,335)	(116,483)
Net realized gain	(11,082,828)	(966,008)

Total distributions to shareholders	(11,409,163)	(1,082,491)

Capital share transactions:
Proceeds from sale of shares	93,319,417	285,643,830
Dividends reinvested	5,348,897	946,155
Cost of shares redeemed	(41,061,439)	(30,890,230)

Net increase from capital share transactions	57,606,875	255,699,755

Net increase in net assets	80,798,531	300,019,406

Net assets:
Beginning of period	317,455,316	17,435,910

End of period	$398,253,847	$317,455,316

Undistributed net investment income at end of period	$1,684,745	$675,406

Capital share activity:
Shares sold	8,785,115	31,844,224
Shares reinvested	509,904	126,492
Shares redeemed	(3,882,617)	(3,344,963)

Total capital share activity	5,412,402	28,625,753

62	The accompanying notes are an integral part of the financial statements

Financial Highlights	Rydex | SGI Equity Fund
Selected data for each share of capital stock outstanding throughout each period	Mid Cap Value Institutional Fund

	Six Months Ended March 31, 2010 [a]	2009	Year Ended September 30, 2008 [b]
Per Share Data
Net asset value, beginning of period	$10.49	$10.68	$10.00

Income (loss) from investment operations:
Net investment income [c]	0.04	0.08	0.04
Net gain on securities (realized and unrealized)	0.99	0.27	0.64

Total from investment operations	1.03	0.35	0.68

Less distributions:
Dividends from net investment income	(0.01)	(0.06)	—
Distributions from realized gains	(0.35)	(0.48)	—

Total distributions	(0.36)	(0.54)	—

Net asset value, end of period	$11.16	$10.49	$10.68

Total Return	9.99%	5.30%	6.80%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$398,254	$317,455	$17,436

Ratios to average net assets:
Net investment income	0.77%	0.81%	1.81%
Total expenses [d]	0.99%	0.97%	1.19%
Net expenses [e]	0.90%	0.90%	1.10%
Net expenses prior to custodian earnings credits and net of expense waivers	0.90%	0.90%	1.10%

Portfolio turnover rate	27%	76%	63%

[a]	Unaudited figures for the six months ended March 31, 2010. Percentage amounts, except total return, have been annualized.
[b]

Security Mid Cap Value Institutional Fund was initially capitalized on July 11, 2008 with a net asset value of $10 per share. Percentage amounts for the period, except total return, have been annualized.

[c]	Net investment income (loss) was computed using average shares outstanding throughout the period.
[d]	Total expense information reflects the expense ratios absent expense reductions by the Investment Manager and custodian earnings credits, as applicable.
[e]	Net expense information reflects the expense ratios after voluntary expense waivers, reimbursements and custodian earnings credits, as applicable.

63	The accompanying notes are an integral part of the financial statements

Rydex | SGI Equity Fund
Performance Summary	Large Cap Concentrated Growth Fund
March 31, 2010	(unaudited)

PERFORMANCE

$10,000 Over 10 Years

This chart assumes a $10,000 investment in Class A shares of Large Cap Concentrated Growth Fund on March 31, 2000 reflects deduction of the 5.75% sales load and assumes all dividends are reinvested. The chart does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. The Russell 1000 Growth Index is an unmanaged capitalization index which includes stocks incorporated in the United States and its territories and measures the performance of the Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

Average Annual Returns

Periods Ended 3-31-10	1 Year	5 Years	10 Years
A Shares	50.10%	0.41%	(3.48)%
A Shares with sales charge	41.44%	(0.76)%	(4.05)%
B Shares	49.17%	(0.34)%	(4.06)%
B Shares with CDSC	44.17%	(0.70)%	(4.06)%
C Shares	49.17%	(0.31)%	(4.19)%
C Shares with CDSC	48.17%	(0.31)%	(4.19)%

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above do not reflect the maximum front-end sales charge of 5.75% for Class A shares or the contingent deferred sales charge of 5% for Class B shares and 1% for Class C shares, as applicable, except where noted. The figures do that a shareholder would pay on distributions or redemption of shares. Such figures would be lower if the maximum sales charge and any applicable taxes were deducted. Fee waivers and/or reimbursements reduced expenses of the Fund and in the absence of such waiver, the performance quoted would be reduced.

Portfolio Composition by Sector as of 3-31-10

Consumer Discretionary	18.35%
Consumer Staples	10.08
Energy	7.72
Financials	3.09
Health Care	12.70
Industrials	12.72
Information Technology	29.82
Materials	3.01
Cash & Other Assets, Less Liabilities	2.51

Total Net Assets	100.00%

64	The accompanying notes are an integral part of the financial statements

Schedule of Investments	Rydex | SGI Equity Fund
March 31, 2010 (unaudited)	Large Cap Concentrated Growth Fund

	Shares	Value
COMMON STOCKS - 97.5%
Aerospace & Defense - 3.4%
Precision Castparts Corporation	11,410	$1,445,761

Apparel Retail - 3.1%
TJX Companies, Inc.	31,540	1,341,081

Auto Parts & Equipment - 3.2%
Johnson Controls, Inc.	41,100	1,355,888

Biotechnology - 3.1%
Amgen, Inc. *	22,120	1,321,891

Coal & Consumable Fuels - 2.1%
Peabody Energy Corporation	20,070	917,199

Communications Equipment - 6.3%
Cisco Systems, Inc. *	65,120	1,695,073
Motorola, Inc. *	146,895	1,031,203

		2,726,276

Computer Hardware - 8.3%
Apple, Inc. *	7,690	1,806,611
Hewlett-Packard Company	32,800	1,743,320

		3,549,931

Computer Storage & Peripherals - 4.0%
EMC Corporation *	96,590	1,742,484

Data Processing & Outsourced Services - 3.3%
Visa, Inc.	15,400	1,401,862

Department Stores - 2.9%
Kohl’s Corporation *	23,110	1,265,966

Diversified Chemicals - 3.0%
Dow Chemical Company	43,845	1,296,497

Electrical Components & Equipment - 6.1%
Cooper Industries plc	27,780	1,331,773
Emerson Electric Company	26,570	1,337,534

		2,669,307

Food Distributors - 3.0%
Sysco Corporation	44,100	1,300,950

Health Care Equipment - 3.3%
Covidien plc	28,440	1,429,963

Home Improvement Retail - 3.0%
Home Depot, Inc.	40,250	1,302,088

Hotels, Resorts & Cruise Lines - 3.1%
Carnival Corporation	34,250	1,331,640

Industrial Conglomerates - 3.2%
3M Company	16,340	1,365,534

Integrated Oil & Gas - 3.1%
Occidental Petroleum Corporation	15,590	1,317,979

	Shares	Value
COMMON STOCKS - 97.5% (continued)
Movies & Entertainment - 3.0%
Walt Disney Company	37,550	$1,310,871

Oil & Gas Equipment & Services - 2.5%
Schlumberger, Ltd.	17,200	1,091,512

Other Diversified Financial Services - 3.1%
JPMorgan Chase & Company	29,725	1,330,194

Packaged Foods & Meats - 3.0%
Kraft Foods, Inc.	42,100	1,273,104

Pharmaceuticals - 6.3%
Pfizer, Inc.	70,290	1,205,474
Teva Pharmaceutical Industries, Ltd. ADR	24,035	1,516,128

		2,721,602

Semiconductors - 4.0%
Intel Corporation	76,840	1,710,458

Soft Drinks - 4.1%
PepsiCo, Inc.	26,770	1,771,103

Systems Software - 4.0%
Oracle Corporation	66,900	1,718,661

TOTAL COMMON STOCKS (cost $36,725,268)		$42,009,802

Total Investments - 97.5% [1] (cost $36,725,268)		$42,009,802
Cash & Other Assets, Less Liabilities - 2.5%		1,083,823

Total Net Assets - 100.0%		$43,093,625

For federal income tax purposes the identified cost of investments owned at March 31, 2010 was $37,428,343.

ADR	American Depositary Receipt
plc	Public Limited Company

*	Non-income producing security
[1]	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs.

65	The accompanying notes are an integral part of the financial statements

Rydex | SGI Equity Fund
Large Cap Concentrated Growth Fund (unaudited)

Statement of Assets and Liabilities

March 31, 2010

Assets:
Investments, at value*	$42,009,802
Cash	1,079,900

Receivables:
Fund shares sold	22,998
Dividends	45,080
Security Investors	7,576
Prepaid expenses	25,965

Total assets	43,191,321

Liabilities:
Payable for:
Fund shares redeemed	20,641
Management fees	27,330
Custodian fees	525
Transfer agent/maintenance fees	9,842
Administration fees	3,522
Professional fees	11,066
12b-1 distribution plan fees	15,557
Directors’ fees	23
Other	9,190

Total liabilities	97,696

Net assets	$43,093,625

Net assets consist of:
Paid in capital	$54,763,740
Accumulated net investment loss	(45,799)
Accumulated net realized loss on sale of investments	(16,908,850)
Net unrealized appreciation in value of investments	5,284,534

Net assets	$43,093,625

Class A:
Capital shares outstanding (unlimited number of shares authorized)	4,220,022
Net assets	$33,129,662
Net asset value and redemption price per share	$7.85

Maximum offering price per share (net asset value divided by 94.25%)	$8.33

Class B:
Capital shares outstanding (unlimited number of shares authorized)	887,681
Net assets	$6,382,000
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales charge)	$7.19

Class C:
Capital shares outstanding (unlimited number of shares authorized)	496,299
Net assets	$3,581,963
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales charge)	$7.22

*Investments, at cost	$36,725,268

Statement of Operations

For the Six Months Ended March 31, 2010

Investment Income:
Dividends (net of foreign withholding tax of $172)	$261,498
Interest	203

Total investment income	261,701

Expenses:
Management fees	150,177
Transfer agent/maintenance fees	100,195
Administration fees	19,116
Custodian fees	1,037
Directors’ fees	1,902
Professional fees	2,719
Reports to shareholders	1,154
Registration fees	16,290
Other expenses	1,888
12b-1 distribution fees - Class A	37,661
12b-1 distribution fees - Class B	31,413
12b-1 distribution fees - Class C	18,181

Total expenses	381,733
Less:
Reimbursement of expenses - Class A	(56,065)
Reimbursement of expenses - Class B	(11,488)
Reimbursement of expenses - Class C	(6,680)

Net expenses	307,500

Net investment loss	(45,799)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investments	3,790,791

Net realized gain	3,790,791

Net unrealized appreciation (depreciation) during the period on:
Investments	1,287,571

Net unrealized appreciation	1,287,571

Net realized and unrealized gain	5,078,362

Net increase in net assets resulting from operations	$5,032,563

66	The accompanying notes are an integral part of the financial statements

Rydex | SGI Equity Fund
Statement of Changes in Net Assets	Large Cap Concentrated Growth Fund

	Six Months Ended March 31, 2010	Year Ended September 30, 2009
	(unaudited)
Increase (decrease) in net assets from operations:
Net investment loss	$(45,799)	$(44,288)
Net realized gain (loss) during the period on investments	3,790,791	(9,322,393)
Net unrealized appreciation during the period on investments	1,287,571	9,260,235

Net increase (decrease) in net assets resulting from operations	5,032,563	(106,446)

Capital share transactions:
Proceeds from sale of shares
Class A	10,764,888	8,421,946
Class B	1,127,622	2,137,575
Class C	153,228	463,278
Cost of shares redeemed
Class A	(3,901,760)	(10,110,314)
Class B	(1,239,289)	(3,656,353)
Class C	(751,056)	(1,859,843)

Net increase (decrease) from capital share transactions	6,153,633	(4,603,711)

Net increase (decrease) in net assets	11,186,196	(4,710,157)

Net assets:
Beginning of period	31,907,429	36,617,586

End of period	$43,093,625	$31,907,429

Accumulated net investment loss at end of period	$(45,799)	$—

Capital share activity:
Shares sold
Class A	1,517,559	1,538,705
Class B	168,639	427,040
Class C	22,577	88,295
Shares redeemed
Class A	(525,433)	(1,744,788)
Class B	(179,861)	(683,944)
Class C	(109,923)	(361,341)

67	The accompanying notes are an integral part of the financial statements

Financial Highlights	Rydex | SGI Equity Fund
Selected data for each share of capital stock outstanding throughout each period	Large Cap Concentrated Growth Fund

Class A	Six Months Ended March 31, 2010 [a],[h]	2009	2008		2007	2006 [b]	Year Ended September 30, 2005
Per Share Data Net asset value, beginning of period	$6.95	$6.91	$10.66		$9.86	$9.36	$7.81

Income (loss) from investment operations: Net investment income (loss) [c]	(— )*	0.01	(0.02)		(0.01)	(0.06)	(0.07)
Net gain (loss) on securities (realized and unrealized)	0.90	0.03	(2.87)		0.81	0.56	1.62

Total from investment operations	0.90	0.04	(2.89)		0.80	0.50	1.55
Less distributions:
Distributions from realized gains	—	—	(0.86)		—	—	—

Total distributions	—	—	(0.86)		—	—	—

Net asset value, end of period	$7.85	$6.95	$6.91		$10.66	$9.86	$9.36

Total Return [d]	12.95%	0.58%	(28.85)%		8.11%	5.34%	19.85%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$33,130	$22,425	$23,723		$30,375	$30,078	$8,912
Ratios to average net assets:
Net investment income (loss)	(0.04)%	0.09%	(0.20)%		(0.10)%	(0.68)%	(0.79)%
Total expenses [e]	1.72%	2.04%	1.72%		1.57%	1.76%	1.67%
Net expenses [f]	1.35%	1.35%	1.35%		1.40%	1.76%	1.67%
Net expenses prior to custodian earning credits and net of expense waivers	1.35%	1.35%	1.35%		1.40%	1.76%	1.67%

Portfolio turnover rate	185%	134%	198	% [g]	21%	39%	13%

Class B	Six Months Ended March 31, 2010[a],h	2009	2008		2007	2006[b]	Year Ended September 30, 2005
Per Share Data
Net asset value, beginning of period	$6.39	$6.40	$10.01		$9.33	$8.92	$7.50

Income (loss) from investment operations:
Net investment loss [c]	(0.03)	(0.03)	(0.08)		(0.09)	(0.13)	(0.13)
Net gain (loss) on securities (realized and unrealized)	0.83	0.02	(2.67)		0.77	0.54	1.55

Total from investment operations	0.80	(0.01)	(2.75)		0.68	0.41	1.42

Less distributions:
Distributions from realized gains	—	—	(0.86)		—	—	—

Total distributions	—	—	(0.86)		—	—	—

Net asset value, end of period	$7.19	$6.39	$6.40		$10.01	$9.33	$8.92

Total Return [d]	12.52%	(0.16%)	(29.36%)		7.29%	4.60%	18.93%

Ratios/Supplemental Data Net assets, end of period (in thousands)	$6,382	$5,740	$7,394		$10,868	$16,073	$7,000

Ratios to average net assets:
Net investment loss	(0.81)%	(0.66)%	(0.95)%		(0.88)%	(1.46)%	(1.54)%
Total expenses [e]	2.47%	2.79%	2.47%		2.32%	2.53%	2.42%
Net expenses [f]	2.10%	2.10%	2.10%		2.15%	2.53%	2.42%
Net expenses prior to custodian earning credits and net of expense waivers	2.10%	2.10%	2.10%		2.15%	2.53%	2.42%

Portfolio turnover rate	185%	134%	198	% [g]	21%	39%	13%

68	The accompanying notes are an integral part of the financial statements

Financial Highlights	Rydex | SGI Equity Fund
Selected data for each share of capital stock outstanding throughout each period	Large Cap Concentrated Growth Fund

Class C	Six Months Ended March 31, 2010 [a,h]	2009	2008	2007	2006 [b]	Year Ended September 30, 2005
Per Share Data
Net asset value, beginning of period	$6.41	$6.42	$10.04	$9.36	$8.94	$7.52

Income (loss) from investment operations:
Net investment loss [c]	(0.03)	(0.03)	(0.08)	(0.08)	(0.13)	(0.13)
Net gain (loss) on securities (realized and unrealized)	0.84	0.02	(2.68)	0.76	0.55	1.55

Total from investment operations	0.81	(0.01)	(2.76)	0.68	0.42	1.42

Less distributions:
Distributions from realized gains	—	—	(0.86)	—	—	—

Total distributions	—	—	(0.86)	—	—	—

Net asset value, end of period	$7.22	$6.41	$6.42	$10.04	$9.36	$8.94

Total Return [d]	12.64%	(0.16%)	(29.37%)	7.26%	4.70%	18.88%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,582	$3,742	$5,501	$11,245	$12,777	$5,029

Ratios to average net assets:
Net investment loss	(0.80)%	(0.66)%	(0.92)%	(0.86)%	(1.44)%	(1.54)%
Total expenses [e]	2.47%	2.78%	2.46%	2.32%	2.52%	2.42%
Net expenses [f]	2.10%	2.10%	2.10%	2.15%	2.52%	2.42%
Net expenses prior to custodian earning credits and net of expense waivers	2.10%	2.10%	2.10%	2.15%	2.52%	2.42%

Portfolio turnover rate	185%	134%	198%[g]	21%	39%	13%

[a]	Unaudited figures for the six months ended March 31, 2010. Percentage amounts for the period, except total return, have been annualized.
[b]

The financial highlights for the Large Cap Concentrated Growth Fund exclude the historical financial highlights of the Enhanced Index Fund, Class A, B and C shares, the Large Cap Growth Fund, Class A, B and C shares and the Social Awareness Fund, Class A, B and C shares. A total of $29,412,366 was excluded from purchases in the portfolio turnover calculation. This was the cost of the securities Large Cap Concentrated Growth received as a result of the merger. The assets of the Enhanced Index, Large Cap Growth and Social Awareness Fund’ were acquired by the Large Cap Concentrated Growth Fund on June 16, 2006.

[c]	Net investment income (loss) was computed using average shares outstanding throughout the period.
[d]	Total return information does not reflect deduction of any sales charges imposed at the time of purchase for Class A shares or upon redemption for Class B and C shares.
[e]	Total expense information reflects expense ratios absent expense reductions by the Investment Manager and custodian earnings credits, as applicable.
[f]	Net expense information reflects the expense ratios after voluntary expense waivers, reimbursements and custodian earnings credits, as applicable.
[g]	Significant variation in the portfolio turnover rate is due to the Investment Manager’s appointment of new portfolio managers for the Fund.
[h]	Effective February 1, 2010, the Fund’s name became Large Cap Concentrated Growth Fund. Prior to February 1, 2010, the Fund was known as the Select 25 Fund.
*	Less than $0.01 per share.

69	The accompanying notes are an integral part of the financial statements

Rydex | SGI Equity Fund
Performance Summary	Small Cap Growth Fund
March 31, 2010	(unaudited)

PERFORMANCE

$10,000 Over 10 Years

This chart assumes a $10,000 investment in Class A shares of Small Cap Growth Fund on March 31, 2000, reflects deduction of the 5.75% sales load and assumes all dividends reinvested. The chart does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

Average Annual Returns
Periods Ended 3-31-10	1 Year	5 Years	10 Years
A Shares	57.71%	(1.50)%	(5.37)%
A Shares with sales charge	48.70%	(2.66)%	(5.93)%
B Shares	56.85%	(2.20)%	(5.97)%
B Shares with CDSC	51.85%	(2.56)%	(5.97)%
C Shares	56.57%	(2.23)%	(6.11)%
C Shares with CDSC	55.57%	(2.23)%	(6.11)%

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The figures above do not reflect deduction of the maximum front-end sales charge of 5.75% for Class A shares or the contingent deferred sales charge of 5% for Class B shares and 1% for Class C shares, as applicable, except where noted. The figures do not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of shares. Such figures would be lower if the maximum sales charge and any applicable taxes were deducted. Fee waivers reduced expenses of the Fund and in the absence of such waiver, the performance quoted would be reduced.

Portfolio Composition by Sector as of 3-31-10

Consumer Discretionary	15.22%
Consumer Staples	4.53
Energy	5.33
Financials	5.13
Health Care	15.46
Industrials	17.04
Information Technology	24.21
Materials	5.29
Utilities	1.97
Exchange Traded Funds	3.52
Cash & Other Assets, Less Liabilities	2.30

Total Net Assets	100.00%

70	The accompanying notes are an integral part of the financial statements

Schedule of Investments	Rydex | SGI Equity Fund
March 31, 2010 (unaudited)	Small Cap Growth Fund

	Shares	Value
COMMON STOCKS - 97.7%
Aerospace & Defense - 2.4%
BE Aerospace, Inc.*	9,740	$296,583
DigitalGlobe, Inc.*	3,120	87,017

		383,600

Aluminum - 0.5%
Kaiser Aluminum Corporation	2,250	86,783

Apparel, Accessories & Luxury
Goods - 3.1%
Hanesbrands, Inc.*	8,500	236,469
Lululemon Athletica, Inc.*	4,200	174,300
Oxford Industries, Inc.	5,100	103,683

		514,452

Application Software - 9.9%
Cadence Design Systems, Inc.*	19,600	130,536
Informatica Corporation*	7,600	204,136
JDA Software Group, Inc.*	7,574	210,709
Longtop Financial Technologies, Ltd. ADR*	4,450	143,335
Nuance Communications, Inc.*	12,965	215,738
Smith Micro Software, Inc.*	15,250	134,810
Solera Holdings, Inc.	9,800	378,769
Vancelnfo Technologies, Inc. ADR*	7,750	172,748

		1,590,781

Auto Parts & Equipment - 0.6%
Gentex Corporation	4,780	92,828

Automotive Retail - 0.6%
Monro Muffler Brake, Inc.	2,850	101,916

Biotechnology -2.4%
Halozyme Therapeutics, Inc.*	12,890	102,991
Martek Biosciences Corporation*	12,600	283,626

		386,617

Casinos & Gaming - 2.3%
Penn National Gaming, Inc.*	7,555	210,029
WMS Industries, Inc.*	3,955	165,873

		375,902

Coal & Consumable Fuels - 1.6%
Massey Energy Company	4,820	252,038

Communications Equipment - 2.4%
Ciena Corporation*	10,840	165,202
InterDigital, Inc.*	7,820	217,865

		383,067

Computer Storage & Peripherals - 1.9%
QLogic Corporation*	15,520	315,056

Construction & Engineering - 2.0%
Aecom Technology Corporation*	11,400	323,418

Construction & Farm Machinery &
Heavy Trucks - 2.4%
Bucyrus International, Inc.	3,500	230,965
Wabtec Corporation	3,800	160,056

		391,021

Consumer Finance - 0.0%
Cardtronics, Inc.*	300	3,771

	Shares	Value
COMMON STOCKS - 97.7% (continued)
Data Processing & Outsourced
Services - 1.7%
Alliance Data Systems Corporation*	4,435	$283,796

Diversified Metals & Mining - 0.8%
Thompson Creek Metals Company, Inc.*	10,040	135,841

Education Services - 1.1%
DeVry, Inc.	2,650	172,780

Electric Utilities -1.0%
ITC Holdings Corporation	2,870	157,850

Electrical Components & Equipment - 2.8%
Regal-Beloit Corporation	3,570	212,094
Roper Industries, Inc.	4,250	245,820

		457,914

Electronic Equipment & Instruments - 1.7%
FLIR Systems, Inc.*	5,700	160,740
Rofin-Sinar Technologies, Inc.*	4,870	110,159

		270,899

Exchange Traded Funds - 3.5%
iShares Russell 2000 Growth Index Fund	7,805	571,638

Fertilizers & Agricultural Chemicals - 0.9%
CF Industries Holdings, Inc.	1,650	150,447

Health Care Equipment - 4.1%
ev3, Inc.*	8,400	133,224

Integra LifeSciences Holdings Corporation*	4,570	200,303
Natus Medical, Inc.*	11,120	176,919
Wright Medical Group, Inc.*	9,000	159,930

		670,376

Health Care Services - 3.5%
CardioNet, Inc.*	14,210	108,707
Clarient, Inc.*	26,850	70,347
LHC Group, Inc.*	5,580	187,097
Mednax, Inc.*	3,330	193,773

		559,924

Health Care Supplies - 1.4%
Haemonetics Corporation*	3,995	228,314

Homebuilding - 1.3%
Lennar Corporation	12,530	215,641

Home Furnishing Retail - 1.3%
Select Comfort Corporation*	25,800	205,626

Household Products - 1.5%
Church & Dwight Company, Inc.	3,700	247,715

Housewares & Specialties - 1.5%
Jarden Corporation	7,075	235,527

71	The accompanying notes are an integral part of the financial statements

Schedule of Investments	Rydex | SGI Equity Fund
March 31, 2010 (unaudited)	Small Cap Growth Fund

	Shares	Value
COMMON STOCKS - 97.7% (continued)
Human Resources & Employment Services - 0.8%
Towers Watson & Company	2,900	$137,750

Hypermarkets & Super Centers - 1.1%
BJ’s Wholesale Club, Inc.*	4,930	182,361

Industrial Machinery - 4.1%
IDEX Corporation	7,890	261,159
Pall Corporation	3,660	148,193
Pentair, Inc.	7,260	258,601

		667,953

Investment Banking & Brokerage - 2.5%
Knight Capital Group, Inc.*	12,150	185,288
Stifel Financial Corporation*	4,100	220,374

		405,662

Leisure Facilities - 2.6%
Life Time Fitness, Inc.*	7,950	223,395
Vail Resorts, Inc.*	4,915	197,042

		420,437

Life Sciences Tools & Services - 0.9%
Charles River Laboratories International, Inc.*	3,700	145,447

Metal & Glass Containers - 1.5%
Silgan Holdings, Inc.	3,950	237,909

Multi-Line Insurance - 1.7%
HCC Insurance Holdings, Inc.	9,850	271,860

Multi-Utilities - 1.0%
NorthWestern Corporation	6,030	161,664

Office Services & Supplies - 0.7%
Interface, Inc.	9,800	113,484

Oil & Gas Equipment & Services - 2.3%
Oil States International, Inc.*	5,150	233,501
Superior Energy Services, Inc.*	7,510	157,860

		391,361

Oil & Gas Exploration & Production-1.4%
Bill Barrett Corporation*	4,800	147,408
Comstock Resources, Inc.*	2,320	73,776

		221,184

Packaged Foods & Meats - 1.9%
Flowers Foods, Inc.	8,270	204,600
J&J Snack Foods Corporation	2,300	99,981

		304,581

Pharmaceuticals - 3.2%
Endo Pharmaceuticals Holdings, Inc.*	7,300	172,937
Obagi Medical Products, Inc.*	7,200	87,696
Perrigo Company	4,350	255,432

		516,065

Railroads - 1.0%
Kansas City Southern*	4,395	158,967

	Shares	Value
COMMON STOCKS - 97.7% (continued)
Regional Banks - 0.9%
TCF Financial Corporation	9,420	$150,155

Research & Consulting Services - 0.8%
ICF International, Inc.*	5,200	129,168

Restaurants - 0.8%
Einstein Noah Restaurant Group, Inc.*	5,900	71,685
McCormick & Schmick’s Seafood Restaurants, Inc.*	6,150	61,931

		133,616

Semiconductor Equipment - 0.8%
Nanometrics, Inc.*	14,400	136,512

Semiconductors - 3.1%
ON Semiconductor Corporation*	27,865	222,920
Skyworks Solutions, Inc.*	16,840	262,704

		485,624

Steel - 1.6%
AK Steel Holding Corporation	10,835	247,687

Systems Software - 1.4%
Rovi Corporation*	6,100	226,493

Technology Distributors - 1.4%
SYNNEX Corporation*	7,950	235,002

TOTAL COMMON STOCKS (cost $12,247,191)		$15,846,480

Total Investments - 97.7% [1] (cost $12,247,191)		$15,846,480
Cash & Other Assets, Less Liabilities-2.3%		372,936

Total Net Assets-100.0%		$16,219,416

For federal income tax purposes the identified cost of investments owned at March 31, 2010 was $12,525,725.

ADR    American Depositary Receipt

*	Non-income producing security
[1]	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs.

72	The accompanying notes are an integral part of the financial statements

Rydex | SGI Equity Fund
Small Cap Growth Fund (unaudited)

Statement of Assets and Liabilities

March 31, 2010

Assets:
Investments, at value *	$15,846,480
Cash	277,705
Receivables:
Fund shares sold	3,785
Securities sold	314,235
Dividends	2,949
Prepaid expenses	21,223

Total assets	16,466,377

Liabilities:
Payable for:
Securities purchased	209,150
Fund shares redeemed	1,651
Management fees	11,606
Custodian fees	625
Transfer agent/maintenance fees	5,588
Administration fees	1,697
Professional fees	7,669
12b-l distribution plan fees	5,481
Directors’ fees	64
Other	3,430

Total liabilities	246,961

Net assets	$16,219,416

Net assets consist of:
Paid in capital	$20,595,230
Accumulated net investment loss	(104,311)
Accumulated net realized loss on sale of investments	(7,870,792)
Net unrealized appreciation in value of investments	3,599,289

Net assets	$16,219,416

Class A:
Capital shares outstanding (unlimited number of shares authorized)	1,083,674
Net assets	$12,970,308
Net asset value and redemption price per share	$11.97

Maximum offering price per share (net asset value divided by 94.25%)	$12.70

Class B:
Capital shares outstanding (unlimited number of shares authorized)	157,937
Net assets	$1,681,298
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales charge)	$10.65

Class C:
Capital shares outstanding (unlimited number of shares authorized)	144,497
Net assets	$1,567,810
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales charge)	$10.85

*Investments, at cost	$12,247,191

Statement of Operations

For the Six Months Ended March 31, 2010

Investment Income:
Dividends	$69,450
Interest	84

Total investment income	69,534

Expenses:
Management fees	60,587
Transfer agent/maintenance fees	45,389
Administration fees	13,407
Directors’ fees	563
Professional fees	4,978
Reports to shareholders	1,551
Registration fees	16,421
Other expenses	1,181
12b-1 distribution fees—Class A	13,836
12b-1 distribution fees—Class B	8,367
12b-1 distribution fees—Class C	7,565

Total expenses	173,845

Net investment loss	(104,311)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investments	1,288,559

Net realized gain	1,288,559

Net unrealized appreciation (depreciation) during the period on:
Investments	684,004

Net unrealized appreciation	684,004

Net realized and unrealized gain	1,972,563

Net increase in net assets resulting from operations	$1,868,252

73	The accompanying notes are an integral part of the financial statements

Rydex | SGI Equity Fund
Statement of Changes in Net Assets	Small Cap Growth Fund

	Six Months Ended March 31, 2010	Year Ended September 30, 2009
	(unaudited)
Increase (decrease) in net assets from operations:
Net investment loss	$(104,311)	$(267,291)
Net realized gain (loss) during the period on investments	1,288,559	(5,298,229)
Net unrealized appreciation during the period on investments	684 ,004	3,555,194

Net increase (decrease) in net assets resulting from operations	1,868,252	(2,010,326)

Distributions to shareholders from:
Net realized gain
Class A	—	(68,412)
Class B	—	(15,241)
Class C	—	(14,153)

Total distributions to shareholders	—	(97,806)

Capital share transactions:
Proceeds from sale of shares
Class A	5,166,398	2,029,895
Class B	75,726	248,049
Class C	111,321	317,482
Distributions reinvested
Class A	—	67,918
Class B	—	15,032
Class C	—	14,129
Cost of shares redeemed
Class A	(3,638,616)	(3,116,009)
Class B	(364,505)	(805,709)
Class C	(248,475)	(820,807)

Net increase (decrease) from capital share transactions	1,101,849	(2,050,020)

Net increase (decrease) in net assets	2,970,101	(4,158,152)

Net assets:
Beginning of period	13,249,315	17,407,467

End of period	$16,219,416	$13,249,315

Accumulated net investment loss at end of period	$(104,311)	$—

Capital share activity:
Shares sold
Class A	470,062	233,845
Class B	7,878	32,329
Class C	11,069	41,277
Shares reinvested
Class A	—	8,334
Class B	—	2,056
Class C	—	1,894
Shares redeemed
Class A	(329,773)	(384,736)
Class B	(37,291)	(107,295)
Class C	(24,474)	(106,372)

74	The accompanying notes are an integral part of the financial statements

Financial Highlights	Rydex | SGI Equity Fund
Selected data for each share of capital stock outstanding throughout each period	Small Cap Growth Fund

Class A	Six Months Ended March 31, 2010 [a]	2009	2008	2007	2006	Year Ended September 30, 2005
Per Share Data
Net asset value, beginning of period	$10.56	$11.43	$18.53	$15.63	$15.76	$13.11

Income (loss) from investment operations:
Net investment loss [b]	(0.07)	(0.18)	(0.24)	(0.23)	(0.23)	(0.24)
Net gain (loss) on securities (realized and unrealized)	1.48	(0.63)	(5.55)	3.13	0.10	2.89

Total from investment operations	1.41	(0.81)	(5.79)	2.90	(0.13)	2.65

Less distributions:
Distributions from realized gains	—	(0.06)	(1.31)	—	—	—

Total distributions	—	(0.06)	(1.31)	—	—	—

Net asset value, end of period	$11.97	$10.56	$11.43	$18.53	$15.63	$15.76

Total Return [c]	13.35%	(6.89)%	(33.25)%	18.55%	(0.82)%	20.21%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$12,970	$9,966	$12,414	$45,430	$45,451	$22,637

Ratios to average net assets:
Net investment loss	(1.29)%	(2.04)%	(1.59)%	(1.32)%	(1.46)%	(1.67)%
Total expenses [d]	2.27%	2.67%	1.98%	1.80%	2.01%	2.10%
Net expenses [e]	2.27%	2.60%	1.98%	1.80%	2.01%	2.10%
Net expenses prior to custodian earning credits and net of expense waivers	2.27%	2.60%	1.98%	1.80%	2.01%	2.10%

Portfolio turnover rate	109%	200%	169%	145%	136%	134%

Class B	Six Months Ended March 31, 2010 [a]	2009	2008	2007	2006	Year Ended September 30, 2005
Per Share Data
Net asset value, beginning of period	$9.43	$10.28	$16.92	$14.38	$14.60	$12.24

Income (loss) from investment operations:
Net investment loss [b]	(0.10)	(0.21)	(0.32)	(0.33)	(0.36)	(0.33)
Net gain (loss) on securities (realized and unrealized)	1.32	(0.58)	(5.01)	2.87	0.14	2.69

Total from investment operations	1.22	(0.79)	(5.33)	2.54	(0.22)	2.36

Less distributions:
Distributions from realized gains	—	(0.06)	(1.31)	—	—	—

Total distributions	—	(0.06)	(1.31)	—	—	—

Net asset value, end of period	$10.65	$9.43	$10.28	$16.92	$14.38	$14.60

Total Return [c]	12.94%	(7.47)%	(33.72)%	17.66%	(1.51)%	19.28%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,681	$1,766	$2,675	$5,792	$5,919	$8,283

Ratios to average net assets:
Net investment loss	(2.05)%	(2.78)%	(2.42)%	(2.07)%	(2.31)%	(2.41)%
Total expenses [d]	3.03%	3.41%	2.82%	2.56%	2.79%	2.85%
Net expenses [e]	3.03%	3.34%	2.82%	2.55%	2.79%	2.85%
Net expenses prior to custodian earning credits and net of expense waivers	3.03%	3.34%	2.82%	2.56%	2.79%	2.85%

Portfolio turnover rate	109%	200%	169%	145%	136%	134%

75	The accompanying notes are an integral part of the financial statements

Financial Highlights	Rydex | SGI Equity Fund
Selected data for each share of capital stock outstanding throughout each period	Small Cap Growth Fund

Class C	Six Months Ended March 31, 2010 [a]	2009	2008	2007	2006	Year Ended September 30, 2005
Per Share Data
Net asset value, beginning of period	$9.61	$10.48	$17.23	$14.64	$14.88	$12.47

Income (loss) from investment operations:
Net investment loss [b]	(0.10)	(0.22)	(0.33)	(0.33)	(0.35)	(0.33)
Net gain (loss) on securities (realized and unrealized)	1.34	(0.59)	(5.11)	2.92	0.11	2.74

Total from investment operations	1.24	(0.81)	(5.44)	2.59	(0.24)	2.41

Less distributions:
Distributions from realized gains	—	(0.06)	(1.31)	—	—	—

Total distributions	—	(0.06)	(1.31)	—	—	—

Net asset value, end of period	$10.85	$9.61	$10.48	$17.23	$14.64	$14.88

Total Return [c]	12.90%	(7.51)%	(33.76)%	17.69%	(1.61)%	19.33%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,568	$1,518	$2,318	$3,964	$4,304	$4,420

Ratios to average net assets:
Net investment loss	(2.07)%	(2.77)%	(2.43)%	(2.07)%	(2.29)%	(2.42)%
Total expenses [d]	3.03%	3.40%	2.83%	2.56%	2.79%	2.85%
Net expenses [e]	3.03%	3.33%	2.83%	2.55%	2.79%	2.85%
Net expenses prior to custodian earning credits and net of expense waivers	3.03%	3.33%	2.83%	2.56%	2.79%	2.85%

Portfolio turnover rate	109%	200%	169%	145%	136%	134%

[a]	Unaudited figures for the six months ended March 31, 2010. Percentage amounts for the period, except total return, have been annualized.
[b]	Net investment income (loss) was computed using average shares outstanding throughout the period.
[c]	Total return information does not reflect deduction of any sales charges imposed at the time of purchase for Class A shares or upon redemption for Class B and C shares.
[d]	Total expense information reflects expense ratios absent expense reductions by the Investment Manager and custodian earnings credits, as applicable.
[e]	Net expense information reflects the expense ratios after voluntary expense waivers, reimbursements and custodian earnings credits, as applicable.

76	The accompanying notes are an integral part of the financial statements

Rydex | SGI Equity Fund
Performance Summary	Small Cap Value Fund
March 31, 2010	(unaudited)

PERFORMANCE

$10,000 Since Inception

This chart assumes a $10,000 investment in Class A shares of Small Cap Value Fund on July 11, 2008 (date of inception), reflects deduction of the 5.75% sales load and assumes all dividends reinvested. The chart does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. The Russell 2000 Value Index is an unmanaged index that measures the performance of securities of small to mid cap U.S. companies with lower price-to-book ratios and lower forecasted growth values.

Average Annual Returns

Periods Ended 3-31-10	1 Year	Since Inception (7-11-08)

A Shares	74.25%	29.79%
A Shares with Sales Charge	64.22%	25.40%
C Shares	73.37%	26.97%
C Shares with CDSC	72.37%	28.97%
Institutional Class	74.76%	30.10%

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The figures above do not reflect deduction of the maximum front-end sales charge of 5.75% for Class A shares or the contingent deferred sales charge of 1% for Class C shares, as applicable, except where noted. The figures do not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of shares. Such figures would be lower if the maximum sales charge and any applicable taxes were deducted. Fee waivers and/or reimbursements reduced expenses of the Fund and in the absence of such waiver, the performance quoted would be reduced.

Portfolio Composition by Sector as of 3-31-10
Consumer Discretionary	14.46%
Consumer Staples	6.13
Energy	10.15
Financials	13.27
Health Care	2.11
Industrials	19.57
Information Technology	13.58
Materials	10.11
Utilities	4.98
Cash & Other Assets, Less Liabilities	5.64

Total Net Assets	100.00%

77	The accompanying notes are an integral part of the financial statements

Schedule of Investments	Rydex | SGI Equity Fund
March 31, 2010 (unaudited)	Small Cap Value Fund

	Shares	Value
COMMON STOCKS - 94.4%
Aerospace & Defense - 5.5%
Ceradyne, Inc. *	1,520	$34,489
DynCorp International, Inc. *	10,200	117,300
GeoEye, Inc. *	5,850	172,574
Orbital Sciences Corporation *	6,576	125,010

		449,373

Apparel Retail - 4.2%
Brown Shoe Company, Inc.	8,520	131,890
Chico’s FAS, Inc.	12,320	177,654
Talbots, Inc. *	1,873	24,274

		333,818

Apparel, Accessories & Luxury
Goods - 2.3%
Columbia Sportswear Company	44	2,311
Maidenform Brands, Inc. *	8,270	180,700

		183,011

Asset Management & Custody
Banks - 1.2%
Fifth Street Finance Corporation	8,520	98,917

Building Products - 1.2%
Griffon Corporation *	1,499	18,678
Trex Company, Inc. *	3,680	78,347

		97,025

Casinos & Gaming - 1.2%
Penn National Gaming, Inc. *	3,450	95,910

Coal & Consumable Fuels - 0.6%
USEC, Inc. *	8,140	46,968

Communications Equipment - 1.7%
Harmonic, Inc. *	11,800	74,458
Symmetricom, Inc. *[3]	11,060	64,480

		138,938

Computer & Electronics Retail - 0.5%
Conn’s, Inc. *	5,590	43,770

Computer Hardware - 1.2%
Silicon Graphics International Corporation *	9,235	98,722

Computer Storage & Peripherals - 1.2%
Adaptec, Inc. *	29,630	96,890

Construction & Engineering - 2.9%
Insituform Technologies, Inc. *	8,260	219,798
Quanta Services, Inc. *	600	11,496

		231,294

Construction & Farm Machinery & Heavy Trucks - 1.3%
Force Protection, Inc. *	17,670	106,373

Construction Materials - 0.1%
Eagle Materials, Inc.	331	8,785

Consumer Finance - 0.2%
First Marblehead Corporation *	6,601	18,747

	Shares	Value
COMMON STOCKS - 94.4% (continued)
Diversified Chemicals - 0.7%
LSB Industries, Inc. *	3,900	$59,436

Diversified REIT’s - 1.3%
Investors Real Estate Trust	11,844	106,833

Electric Utilities - 2.2%
Allete, Inc.	2,924	97,895
Westar Energy, Inc.	3,430	76,489

		174,384

Electrical Components & Equipment - 2.4%
General Cable Corporation *	3,600	97,200
La Barge, Inc. *	6,230	68,842
UQM Technologies, Inc. *	5,500	23,155

		189,197

Electronic Components - 1.7%
Power-One, Inc. *	31,690	133,732

Electronic Manufacturing Services - 2.1%
Maxwell Technologies, Inc. *	8,390	103,952
Methode Electronics, Inc.	6,574	65,083

		169,035

Food Retail - 1.4%
Winn-Dixie Stores, Inc. *	8,900	111,161

Forest Products - 3.3%
Louisiana-Pacific Corporation *	28,610	258,921

Gas Utilities - 1.3%
Atmos Energy Corporation [2]	3,560	101,709

Health Care Services - 2.1%
Amedisys, Inc. *	80	4,418
Mednax, Inc. *	1,460	84,957
RehabCare Group, Inc. *	2,920	79,628

		169,003

Human Resources & Employment Services - 1.1%
Administaff, Inc.	4,200	89,628

Industrial Machinery - 1.0%
Flow International Corporation *	26,482	79,711

Industrial REIT’s - 0.5%
First Potomac Realty Trust	2,800	42,084

IT Consulting & Other Services - 2.4%
CACI International, Inc. *	2,940	143,619
Satyam Computer Services, Ltd. ADR	9,508	49,632

		193,251

Leisure Products - 1.5%
Smith & Wesson Holding Corporation *	30,900	116,802

Metal & Glass Containers - 1.5%
Myers Industries, Inc.	11,700	122,616

78	The accompanying notes are an integral part of the financial statements

Schedule of Investments	Rydex | SGI Equity Fund
March 31, 2010 (unaudited)	Small Cap Value Fund

	Shares	Value
COMMON STOCKS - 94.4% (continued)
Mortgage REIT’s - 0.4%
Redwood Trust, Inc.	2,030	$31,303

Multi-Line Insurance -1.4%
Horace Mann Educators Corporation	7,630	114,908

Multi-Utilities - 1.5%
Northwestern Corporation	4,570	122,522

Office REIT’s - 0.5%
Lexington Realty Trust	6,100	39,711

Office Services & Supplies - 0.3%
United Stationers, Inc. *	421	24,776

Oil & Gas Drilling -1.0%
Vantage Drilling Company *	51,421	76,103

Oil & Gas Equipment & Services - 3.8%
Global Industries, Ltd. *	19,772	126,936
Superior Well Services, Inc. *	3,600	48,168
Tesco Corporation *	11,060	129,070

		304,174

Oil & Gas Exploration & Production - 2.2%
GMX Resources, Inc. *	4,960	40,771
Goodrich Petroleum Corporation *	3,754	58,712
Gulfport Energy Corporation *	3,940	44,286
Petrohawk Energy Corporation *	1,520	30,826

		174,595

Oil & Gas Storage & Transportation - 2.6%
Southern Union Company	8 ,330	211,332

Packaged Foods & Meats - 2.7%
Del Monte Foods Company	9,380	136,948
Smart Balance, Inc. *	12,600	81,648

		218,596

Paper Packaging - 1.0%
Bemis Company, Inc.	2,920	83,862

Paper Products - 0.5%
Clearwater Paper Corporation *	740	36,445

Personal Products - 2.0%
Elizabeth Arden, Inc. *	8,950	161,100

Property & Casualty Insurance - 3.0%
Employers Holdings, Inc.	4,190	62,222
Hanover Insurance Group, Inc.	3,940	171,823

		234,045

Regional Banks - 4.8%
1st Source Corporation	4,700	82,485
Associated Banc-Corporation	6,624	91,411
Bancfirst Corporation	890	37,300
Commerce Bancshares, Inc.	1,281	52,700
Heritage Financial Corporation	1,800	27,162
Old National Bancorp	7,099	84,833

		375,891

	Shares	Value
COMMON STOCKS - 94.4% (continued)
Research & Consulting Services - 2.7%
ICF International, Inc. *	3,680	$91,412
Navigant Consulting, Inc. *	7,370	89,398
School Specialty, Inc. *	1,520	34,519

		215,329

Restaurants - 2.5%
Burger King Holdings, Inc.	6,380	135,639
Jack in the Box, Inc. *	2,700	63,585

		199,224

Semiconductor Equipment - 0.1%
FEI Company *	407	9,324

Semiconductors - 3.2%
IXYS Corporation*[3]	13,730	117,254
Standard Microsystems Corporation *	5,593	130,205

		247,459

Specialty Chemicals - 3.0%
HB Fuller Company	1,650	38,297
Landec Corporation *[3]	16,280	107,936
Zoltek Companies, Inc. *	9,660	93,122

		239,355

Specialty Stores - 2.3%
Cabela’s, Inc. *	10,629	185,901

Trucking - 1.1%
Saia, Inc. *	6,100	84,668

TOTAL COMMON STOCKS (cost $6,489,857)		$7,556,667

Total Investments - 94.4% [1]
(cost $6,489,857)		$7,556,667
Cash & Other Assets, Less Liabilities - 5.6%		451,393

Total Net Assets - 100.0%		$8,008,060

For federal income tax purposes the identified cost of investments owned at March 31, 2010 was $6,492,595.

ADR American	Depositary Receipt

*	Non-income producing security
[1]	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs.
[2]	Security is marked as collateral for open written option contracts.
[3]	Security is deemed illiquid. The total market value of illiquid securities is $289,670 (cost $274,954), or 3.6% of total net assets.

79	The accompanying notes are an integral part of the financial statements

Rydex | SGI Equity Fund
Small Cap Value Fund (unaudited)

Statement of Assets and Liabilities

March 31, 2010

Assets:
Investments, at value*	$7,556,667
Cash	478,416
Receivables:
Fund shares sold	14,190
Dividends	7,056
Security Investors	10,363
Prepaid expenses	14,495

Total assets	8,081,187

Liabilities:
Payable for:
Securities purchased	51,037
Fund shares redeemed	22
Written options, at value (premiums received, $2,172)	150
Management fees	6,768
Custodian fees	1,575
Transfer agent/maintenance fees	2,083
Administration fees	1,043
Professional fees	5,731
12b-1 distribution plan fees	2,147
Other	2,571

Total liabilities	73,127

Net assets	$8,008,060

Net assets consist of:
Paid in capital	$6,620,414
Accumulated net investment loss	(4,454)
Undistributed net realized gain on sale of investments	323,268
Net unrealized appreciation in value of investments	1,068,832

Net assets	$8,008,060

Class A:
Capital shares outstanding (unlimited number of shares authorized)	433,396
Net assets	$6,130,166
Net asset value and redemption price per share .	$14.14

Maximum offering price per share (net asset value divided by 94.25%)	$15.00

Class C:
Capital shares outstanding (unlimited number of shares authorized)	75,620
Net assets	$1,056,804
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales charge)	$13.98

Institutional Class:
Capital shares outstanding (unlimited number of shares authorized)	57,823
Net assets	$821,090
Net asset value, offering and redemption price per share	$14.20

*Investments, at cost	$6,489,857

Statement of Operations

For the Six Months Ended March 31, 2010

Investment Income:
Dividends	$43,140
Interest	70

Total investment income	43,210

Expenses:
Management fees	35,054
Transfer agent/maintenance fees	7,323
Administration fees	6,851
Custodian fees	6,386
Directors’ fees	272
Professional fees	3,938
Reports to shareholders	1,208
Registration fees	15,524
Other expenses	692
12b-l distribution fees - Class A	6,752
12b-l distribution fees - Class C	4,295

Total expenses	88,295
Less:
Reimbursement of expenses - Class A.	(31,329)
Reimbursement of expenses - Class C.	(4,957)
Reimbursement of expenses - Institutional Class	(4,345)

Net expenses	47,664

Net investment loss	(4,454)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investments	361,654
Options written	21,005

Net realized gain	382,659

Net unrealized appreciation (depreciation) during the period on:
Investments	349,540
Options written	(1,670)

Net unrealized appreciation	347,870

Net realized and unrealized gain	730,529

Net increase in net assets resulting from operations	$726,075

80	The accompanying notes are an integral part of the financial statements

Rydex | SGI Equity Fund
Statement of Changes in Net Assets	Small Cap Value Fund

	Six Months Ended March 31, 2010 (unaudited)	Year Ended September 30, 2009
Increase (decrease) in net assets from operations:
Net investment loss	$(4,454)	$(10,392)
Net realized gain during the period on investments	382,659	151,123
Net unrealized appreciation during the period on investments	347,870	654,339

Net increase in net assets resulting from operations	726,075	795,070

Distributions to shareholders from:
Net realized gain
Class A	(152,192)	(37,409)
Class C	(21,874)	(26,547)
Institutional Class	(21,435)	(20,967)

Total distributions to shareholders	(195,501)	(84,923)

Capital share transactions:
Proceeds from sale of shares
Class A	3,972,805	2,415,545
Class C	386,979	242,210
Institutional Class	154,006	144,125
Distributions reinvested
Class A	150,268	37,409
Class C	21,874	26,547
Institutional Class	13,598	20,967
Cost of shares redeemed
Class A	(1,657,674)	(126,867)
Class C	(116,130)	(59,944)
Institutional Class	(31,928)	(340)

Net increase from capital share transactions	2,893,798	2,699,652

Net increase in net assets	3,424,372	3,409,799

Net assets:
Beginning of period	4,583,688	1,173,889

End of period	$8,008,060	$4,583,688

Accumulated net investment loss at end of period	$(4,454)	$—

Capital share activity:
Shares sold
Class A	298,815	216,245
Class C	29,050	23,833
Institutional Class	11,677	11,584
Shares reinvested
Class A	11,497	4,545
Class C	1,693	3,234
Institutional Class	1,036	2,545
Shares redeemed
Class A	(122,097)	(10,413)
Class C	(9,206)	(7,117)
Institutional Class	(2,321)	(31)

81	The accompanying notes are an integral part of the financial statements

Financial Highlights	Rydex | SGI Equity Fund
Selected data for each share of capital stock outstanding throughout each period	Small Cap Value Fund

Class A	Six Months Ended March 31, 2010[a]	2009	Year Ended September 30, 2008[b]
Per Share Data
Net asset value, beginning of period	$13.24	$11.48	$10.00

Income (loss) from investment operations:
Net investment loss [c]	(— )*	(0.05)	—
Net gain on securities (realized and unrealized)	1.28	2.44	1.48

Total from investment operations	1.28	2.39	1.48

Less distributions:
Distributions from realized gains	(0.38)	(0.63)	—

Total distributions	(0.38)	(0.63)	—

Net asset value, end of period	$14.14	$13.24	$11.48

Total Return [d]	9.89%	24.15%	14.80%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,130	$3,245	$400

Ratios to average net assets:
Net investment loss	(0.06)%	(0.46)%	(0.19)%
Total expenses [e]	2.45%	4.88%	6.10%
Net expenses [f]	1.30%	1.54%	1.55%
Net expenses prior to custodian earning credits and net of expense waivers	1.30%	1.54%	1.55%

Portfolio turnover rate	85%	58%	86%

Class C	Six Months Ended March 31, 2010[a]	2009	Year Ended September 30, 2008[b]
Per Share Data
Net asset value, beginning of period	$13.11	$11.46	$10.00

Income (loss) from investment operations:
Net investment loss [c]	(0.05)	(0.11)	(0.02)
Net gain on securities (realized and unrealized)	1.30	2.39	1.48

Total from investment operations	1.25	2.28	1.46

Less distributions:
Distributions from realized gains	(0.38)	(0.63)

Total distributions	(0.38)	(0.63)	—

Net asset value, end of period	$13.98	$13.11	$11.46

Total Return [d]	9.76%	23.16%	14.60%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,057	$709	$391

Ratios to average net assets:
Net investment loss	(0.83)%	(1.15)%	(0.94)%
Total expenses [e]	3.20%	6.38%	6.88%
Net expenses [f]	2.05%	2.29%	2.30%
Net expenses prior to custodian earning credits and net of expense waivers	2.05%	2.29%	2.30%

Portfolio turnover rate	85%	58%	86%

82	The accompanying notes are an integral part of the financial statements

Financial Highlights	Rydex | SGI Equity Fund
Selected data for each share of capital stock outstanding throughout each period	Small Cap Value Fund

Institutional Class	Six Months Ended March 31, 2010[a]	2009	Year Ended September 30, 2008[b]
Per Share Data
Net asset value, beginning of period	$13.28	$11.49	$10.00

Income (loss) from investment operations:
Net investment income (loss) [c]	0.01	(0.01)	—
Net gain on securities (realized and unrealized)	1.29	2.43	1.49

Total from investment operations	1.30	2.42	1.49

Less distributions:
Distributions from realized gains	(0.38)	(0.63)	—

Total distributions	(0.38)	(0.63)	—

Net asset value, end of period	$14.20	$13.28	$11.49

Total Return [d]	10.02%	24.40%	14.90%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$821	$630	$383

Ratios to average net assets:
Net investment income (loss)	0.17%	(0.14%)	0.06%
Total expenses [e]	2.19%	5.43%	5.90%
Net expenses [f]	1.04%	1.30%	1.30%
Net expenses prior to custodian earning credits and net of expense waivers	1.04%	1.30%	1.30%

Portfolio turnover rate	85%	58%	86%

[a]	Unaudited figures for the six months ended March 31, 2010. Percentage amounts for the period, except total return, have been annualized.
[b]	Security Small Cap Value Fund was initially capitalized on July 11, 2008 with a net asset value of $10 per share. Percentage amounts for the period, except total return have been annualized
[c]	Net investment income (loss) was computed using average shares outstanding throughout the period.
[d]	Total return information does not reflect deduction of any sales charges imposed at the time of purchase for Class A shares or upon redemption for Class C shares.
[e]	Total expense information reflects expense ratios absent expense reductions by the Investment Manager and custodian earnings credits, as applicable.
[f]	Net expense information reflects the expense ratios after voluntary expense waivers, reimbursements and custodian earnings credits, as applicable
*	Less than $0.01 per share

83	The accompanying notes are an integral part of the financial statements

Rydex | SGI
Performance Summary	Large Cap Value Fund
March 31, 2010	(unaudited)

PERFORMANCE

$10,000 Over Ten Years

This chart assumes a $10,000 investment in Class A shares of Large Cap Value Fund on March 31, 2000, reflects deduction of the 5.75% sales load and assumes all dividends reinvested. The chart does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. The Russell 1000 Value Index is an unmanaged index representing the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values.

Average Annual Returns
Perioda Ended 3-31-10
	1 Year	5 Years	10 Years
A Shares	56.04%	3.45%	1.49%
A Shares with sales charge	47.08%	2.23%	0.88%
B Shares	56.39%	3.12%	0.88%
B Shares with CDSC	51.39%	2.76%	0.88%
C Shares	54.89%	2.57%	0.64%
C Shares with CDSC	53.89%	2.57%	0.64%

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The figures above do not reflect deduction of the maximum front-end sales charge of 5.75% for Class A shares or the contingent deferred sales charge of 5% for Class B shares and 1% for Class C shares, as applicable, except where noted. The figures do not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of Fund shares. Such figures would be lower if the maximum sales charge and any applicable taxes were deducted. Fee waivers and/or reimbursements reduced expenses of the Fund and in the absence of such waiver, the performance quoted would be reduced.

Portfolio Composition by Sector as of 3-31-10
Consumer Discretionary	7.07%
Consumer Staples	9.76
Energy	13.70
Financials	16.55
Health Care	9.18
Industrials	21.41
Information Technology	11.54
Materials	2.43
Telecommunication Services	1.01
Utilities	4.42
Cash & Other Assets, Less Liabilities	2.93

Total Net Assets	100.00%

84	The accompanying notes are an integral part of the financial statements

Schedule of Investments	Rydex | SGI
March 31, 2010 (unaudited)	Large Cap Value Fund

	Shares	Value
COMMON STOCKS - 97.1%
Aerospace & Defense - 2.8%
United Technologies Corporation	20,900	$1,538,449

Air Freight & Logistics - 3.3%
FedEx Corporation	19,300	1,802,620

Application Software - 1.0%
Synopsys, Inc. *	25,400	568,198

Asset Management & Custody Banks - 1.6%
Bank of New York Mellon Corporation	28,800	889,344

Building Products - 3.2%
USG Corporation *	100,800	1,729,728

Computer Hardware - 2.4%
Hewlett-Packard Company	24,300	1,291,545

Consumer Finance - 0.4%
First Marblehead Corporation *	74,421	211,356

Data Processing & Outsourced Services - 5.5%
Computer Sciences Corporation *	10,500	572,145
Western Union Company	145,100	2,460,896

		3,033,041

Department Stores - 2.1%
JC Penney Company, Inc.	36,000	1,158,120

Diversified Banks - 4.6%
U.S. Bancorp	52,127	1,349,047
Wells Fargo & Company	34,716	1,080,362

		2,429,409

Diversified Chemicals—1.4%
Dow Chemical Company	26,200	774,734

Drug Retail - 2.5%
CVS Caremark Corporation	36,600	1,338,096

Electric Utilities - 3.4%
Edison International	54,300	1,855,431

Electronic Manufacturing Services - 2.6%
Tyco Electronics, Ltd.	50,650	1,391,862

Health Care Equipment - 4.8%
Covidien plc	21,950	1,103,646
Hospira, Inc. *	26,400	1,495,560

		2,599,206

Health Care Services - 1.2%
Medco Health Solutions, Inc. *	10,300	664,968

Home Improvement Retail - 2.3%
Lowe’s Companies, Inc.	52,700	1,277,448

Hypermarkets & Super Centers - 4.8%
Costco Wholesale Corporation	21,100	1,259,881

	Shares	Value
COMMON STOCKS - 97.1% (continued)
Hypermarkets & Super Centers -4.8% (continued)
Wal-Mart Stores, Inc.	24,400	$1,356,640

		2,616,521

Independent Power Producers & Energy Traders - 1.0%
NRG Energy, Inc. *	26,500	553,850

Industrial Conglomerates - 3.3%
McDermott International, Inc. *	67,500	1,817,100

Industrial Machinery - 2.1%
Parker Hannifin Corporation	17,900	1,158,846

Insurance Brokers - 2.4%
AON Corporation	30,800	1,315,468

Integrated Oil & Gas - 7.3%
Chevron Corporation	20,100	1,524,183
ConocoPhillips	9,600	491,232
Exxon Mobil Corporation	28,900	1,935,722

		3,951,137

Integrated Telecommunication Services - 1.0%
Windstream Corporation	50,576	550,773

Managed Health Care - 2.5%
Aetna, Inc.	38,900	1,365,779

Movies & Entertainment - 2.7%
Time Warner, Inc.	45,166	1,412,341

Oil & Gas Equipment & Services - 2.5%
Halliburton Company	45,300	1,364,889

Oil & Gas Exploration & Production - 1.4%
Chesapeake Energy Corporation	32,000	756,480

Oil & Gas Storage & Transportation - 2.5%
Williams Companies, Inc.	60,000	1,386,000

Other Diversified Financial Services - 1.6%
JPMorgan Chase & Company	19,763	884,394

Paper Packaging - 1.0%
Bemis Company, Inc.	19,000	545,680

Pharmaceuticals - 0.7%
Merck & Company, Inc.	9,919	370,475

Property & Casualty Insurance - 2.9%
Berkshire Hathaway, Inc. *	13	1,583,400

Railroads - 3.0%
Union Pacific Corporation	22,000	1,612,600

Regional Banks - 3.1%
BB&T Corporation	19,700	638,083

85	The accompanying notes are an integral part of the financial statements

Schedule of Investments	Rydex | SGI
March 31, 2010 (unaudited)	Large Cap Value Fund

	Shares	Value
COMMON STOCKS - 97.1% (continued)
Regional Banks - 3.1% (continued)
Fifth Third Bancorp	23,800	$323,442
Regions Financial Corporation	94,100	738,685

		1,700,210

Research & Consulting Services - 3.7%
Equifax, Inc.	55,900	2,001,219

Tobacco - 2.5%
Altria Group, Inc.	20,100	412,452
Philip Morris International, Inc.	18,200	949,312

		1,361,764

TOTAL COMMON STOCKS
(cost $49,326,511)		$52,862,481

Total Investments - 97.1% [1]
(cost $49,326,511)		$52,862,481
Cash & Other Assets, Less Liabilities - 2.9%		1,593,774

Total Net Assets - 100.0%		$54,456,255

For federal income tax purposes the identified cost of investments owned at March 31, 2010 was $49,336,878.

plc         Public Limited Company

*	Non-income producing security
[1]	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs.

86	The accompanying notes are an integral part of the financial statements

Rydex | SGI
Large Cap Value Fund (unaudited)

Statement of Assets and Liabilities March 31, 2010
Assets:
Investments, at value *	$52,862,481
Cash	1,518,739
Receivables:
Fund shares sold	13,036
Dividends	78,612
Security Investors	18,942
Prepaid expenses	41,909

Total assets	54,533,719

Liabilities:
Payable for:
Fund shares redeemed	5,293
Management fees	30,863
Custodian fees	427
Transfer agent/maintenance fees	9,544
Administration fees	4,591
Professional fees	5,258
12b-1 distribution plan fees	12,789
Directors’ fees	1,184
Other	7,515

Total liabilities	77,464

Net assets	$54,456,255

Net assets consist of:
Paid in capital	$67,810,954
Undistributed net investment income	83,559
Accumulated net realized loss on sale of investments	(16,974,228)
Net unrealized appreciation in value of investments	3,535,970

Net assets	$54,456,255

Class A:
Capital shares outstanding (unlimited number of shares authorized) .	6,943,677
Net assets	$47,631,415
Net asset value and redemption price per share	$6.86

Maximum offering price per share (net asset value divided by 94.25%)	$7.28

Class B:
Capital shares outstanding (unlimited number of shares authorized)	629,821
Net assets	$3,996,544
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales charge)	$6.35

Class C:
Capital shares outstanding (unlimited number of shares authorized)	435,847
Net assets	$2,828,296
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales charge)	$6.49

* Investments, at cost	$49,326,511

Statement of Operations For the Six Months Ended March 31, 2010
Investment Income:
Dividends	$416,260
Interest	501

Total investment income	416,761

Expenses:
Management fees	170,072
Transfer agent/maintenance fees	98,193
Administration fees	24,963
Custodian fees	1,127
Directors’ fees	1,914
Professional fees	8,171
Reports to shareholders	4,235
Registration fees	22,998
Other expenses	12,652
12b-1 distribution fees - Class A	56,653
12b-1 distribution fees - Class C	13,700

Total expenses	414,678
Less:
Reimbursement of expenses - ClassA	(78,843)
Reimbursement of expenses - Class B	(7,347)
Reimbursement of expenses - Class C	(4,660)

Net expenses	323,828

Net investment income	92,933

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investments	(226,927)

Net realized loss	(226,927)

Net unrealized appreciation (depreciation) during the period on:
Investments	5,925,928

Net unrealized appreciation	5,925,928

Net realized and unrealized gain	5,699,001

Net increase in net assets resulting from operations	$5,791,934

87	The accompanying notes are an integral part of the financial statements

Rydex | SGI
Statement of Changes in Net Assets	Large Cap Value Fund

	Six Months Ended March 31, 2010 (unaudited)	Year Ended September 30, 2009
Increase (decrease) in net assets from operations:
Net investment income	$92,933	$414,061
Net realized loss during the period on investments	(226,927)	(9,147,170)
Net unrealized appreciation (depreciation) during the period on investments	5,925,928	(2,052,233)

Net increase (decrease) in net assets resulting from operations	5,791,934	(10,785,342)

Distributions to shareholders from:
Net investment income
Class A	(355,260)	(503,278)
Class B	(50,199)	(90,508)
Net realized gain
Class A	—	(377,459)
Class B	—	(49,025)
Class C	—	(28,173)

Total distributions to shareholders	(405,459)	(1,048,443)

Capital share transactions:
Proceeds from sale of shares
Class A	14,554,431	9,579,824
Class B	320,218	2,086,370
Class C	146,382	1,077,179
Distributions reinvested
Class A	337,051	846,030
Class B	49,907	138,477
Class C	—	28,048
Cost of shares redeemed
Class A	(9,979,818)	(29,267,639)
Class B	(1,573,278)	(4,280,914)
Class C	(723,498)	(1,844,593)

Net increase (decrease) from capital share transactions	3,131,395	(21,637,218)

Net increase (decrease) in net assets	8,517,870	(33,471,003)

Net assets:
Beginning of period	45,938,385	79,409,388

End of period	$54,456,255	$45,938,385

Undistributed net investment income at end of period	$83,559	$396,085

Capital share activity:
Shares sold
Class A	2,310,309	1,952,259
Class B	54,142	449,727
Class C	23,748	222,048
Shares reinvested
Class A	52,912	170,227
Class B	8,473	29,908
Class C	—	5,930
Shares redeemed
Class A	(1,523,941)	(5,975,380)
Class B	(263,853)	(934,814)
Class C	(121,036)	(389,302)

88	The accompanying notes are an integral part of the financial statements

Financial Highlights	Rydex | SGI
Selected data for each share of capital stock outstanding throughout each period	Large Cap Value Fund

Class A	Six Months Ended March 31, 2010[a]	2009	2008	2007	2006	Year Ended September 30, 2005[b]
Per Share Data
Net asset value, beginning of period	$6.23	$6.72	$9.18	$7.65	$6.78	$5.71

Income (loss) from investment operations:
Net investment income[c]	0.01	0.05	0.05	0.04	0.01	0.03
Net gain (loss) on securities (realized and unrealized)	0.67	(0.45)	(2.14)	1.49	0.90	1.04

Total from investment operations	0.68	(0.40)	(2.09)	1.53	0.91	1.07

Less distributions:
Dividends from net investment income	(0.05)	(0.05)	(0.04)	—	(0.04)	—
Distributions from realized gains	—	(0.04)	(0.33)	—	—	—

Total distributions	(0.05)	(0.09)	(0.37)	—	(0.04)	—

Net asset value, end of period	$6.86	$6.23	$6.72	$9.18	$7.65	$6.78

Total Return [d]	10.96%	(5.59)%	(23.45)%	20.04%	13.45%	18.74%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$47,631	$38,008	$66,902	$79,998	$64,786	$45,295

Ratios to average net assets:
Net investment income	0.38%	0.88%	0.68%	0.51%	0.17%	0.56%
Total expenses [e]	1.56%	1.70%	1.36%	1.35%	1.49%	1.61%
Net expenses [f]	1.22%	1.25%	1.25%	1.27%	1.49%	1.61%
Net expenses prior to custodian earning credits and net of expense waivers	1.22%	1.25%	1.25%	1.27%	1.49%	1.61%

Portfolio turnover rate	31%	25%	48%	25%	54%	110%

Class B	Six Months Ended March 31, 2010[a],g	2009[g]	2008[g]	2007[g]	2006	Year Ended September 30, 2005[b]
Per Share Data
Net asset value, beginning of period	$5.78	$6.29	$8.58	$7.18	$6.38	$5.42

Income (loss) from investment operations:
Net investment income (loss) [c]	0.02	0.06	0.07	(0.01)	(0.04)	(0.01)
Net gain (loss) on securities (realized and unrealized)	0.62	(0.46)	(2.02)	1.41	0.84	0.97

Total from investment operations	0.64	(0.40)	(1.95)	1.40	0.80	0.96

Less distributions:
Dividends from net investment income	(0.07)	(0.07)	(0.01)	—	—	—
Distributions from realized gains	—	(0.04)	(0.33)	—	—	—

Total distributions	(0.07)	(0.11)	(0.34)	—	—	—

Net asset value, end of period	$6.35	$5.78	$6.29	$8.58	$7.18	$6.38

Total Return [d]	11.20%	(5.91%)	(23.39%)	19.50%	12.54%	17.71%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,997	$4,802	$8,097	$13,784	$12,761	$8,500

Ratios to average net assets:
Net investment income (loss)	0.59%	1.17%	0.93%	(0.08)%	(0.58)%	(0.16)%
Total expenses [e]	1.31%	1.47%	1.11%	1.92%	2.26%	2.36%
Net expenses [f]	0.97%	1.00%	1.00%	1.85%	2.26%	2.36%
Net expenses prior to custodian earning credits and net of expense waivers	0.97%	1.00%	1.00%	1.85%	2.26%	2.36%

Portfolio turnover rate	31%	25%	48%	25%	54%	110%

89	The accompanying notes are an integral part of the financial statements

Financial Highlights	Rydex | SGI
Selected data for each share of capital stock outstanding throughout each period	Large Cap Value Fund

Class C	Six Months Ended March 31, 2010[a]	2009	2008	2007	2006	Year Ended September 30, 2005[b]
Per Share Data
Net asset value, beginning of period	$5.87	$6.35	$8.72	$7.31	$6.49	$5.52

Income (loss) from investment operations:
Net investment income (loss) [c]	(0.01)	0.01	—	(0.02)	(0.04)	(0.01)
Net gain (loss) on securities (realized and unrealized)	0.63	(0.45)	(2.04)	1.43	0.86	0.98

Total from investment operations	0.62	(0.44)	(2.04)	1.41	0.82	0.97

Less distributions:
Distributions from realized gains	—	(0.04)	(0.33)	—	—	—

Total distributions	—	(0.04)	(0.33)	—	—	—

Net asset value, end of period	$6.49	$5.87	$6.35	$8.72	$7.31	$6.49

Total Return [d]	10.56%	(6.80)%	(24.09)%	19.29%	12.63%	17.57%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,828	$3,128	$4,410	$5,717	$3,536	$2,899

Ratios to average net assets:
Net investment income (loss)	(0.40)%	0.14%	(0.07)%	(0.23)%	(0.60)%	(0.18)%
Total expenses [e]	2.31%	2.47%	2.11%	2.10%	2.25%	2.36%
Net expenses [f]	1.97%	1.99%	2.00%	2.02%	2.25%	2.36%
Net expenses prior to custodian earning credits and net of expense waivers	1.97%	1.99%	2.00%	2.02%	2.25%	2.36%

Portfolio turnover rate	31%	25%	48%	25%	54%	110%

[a]	Unaudited figures for the six months ended March 31, 2010. Percentage amounts for the period, except total return, have been annualized.
[b]	Security Investors (SI) became the advisor of Security Large Cap Value Fund effective June 30, 2005. Prior to June 30, 2005, SI paid Dreyfus Corporation for sub-advisory services,
[c]	Net investment income (loss) was computed using average shares outstanding throughout the period.
[d]	Total return information does not reflect deduction of any sales charges imposed at the time of purchase for Class A shares or upon redemption for Class B and C shares,
[e]	Total expense information reflects expense ratios absent expense reductions by the Investment Manager and custodian earnings credits, as applicable.
[f]	Net expense information reflects the expense ratios after voluntary expense waivers, reimbursements and custodian earnings credits, as applicable.
[g]

Effective August 1, 2007, Class B shares ceased charging 12b-l fees in accordance with FINRA (formerly NASD) sales cap regulations. Per share information reflects this change. This fee will be reinstated when sales exceed the sales cap limit.

90	The accompanying notes are an integral part of the financial statements

Rydex | SGI Large Cap Value Fund
Performance Summary	Large Cap Value Institutional Fund
March 31, 2010	(unaudited)

PERFORMANCE

$10,000 Since Inception

This chart assumes a $10,000 investment in shares of Large Cap Value Institutional Fund on July 11, 2008 (date of inception), and assumes all dividends reinvested. The chart does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. The Russell 1000 Value Index is an unmanaged index representing the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values.

Average Annual Returns
Periods Ended 3-31-10
	1 Year	Since Inception (7-11-08)
Large Cap Value Institutional Fund	57.16%	(0.30)%

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The figures do not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of shares. Such figures would be lower if the maximum sales charge and any applicable taxes were deducted. Fee waivers and/or reimbursements reduced expenses of the Fund and in the absence of such waiver, the performance quoted would be reduced.

Portfolio Composition by Sector as of 3-31-10
Consumer Discretionary	6.63%
Consumer Staples	9.90
Energy	14.74
Financials	17.92
Health Care	8.93
Industrials	20.30
Information Technology	11.36
Materials	2.44
Telecommunication Services	1.16
Utilities	4.42
Cash & Other Assets, Less Liabilities	2.20

Total Net Assets	100.00%

91	The accompanying notes are an integral part of the financial statements

Schedule of Investments	Rydex | SGI Large Cap Value Fund
March 31, 2010 (unaudited)	Large Cap Value Institutional Fund

	Shares	Value
COMMON STOCKS - 97.8%
Aerospace & Defense - 2.6%
United Technologies Corporation	1,030	$75,818

Air Freight & Logistics - 3.2%
FedEx Corporation	1,000	93,400

Application Software - 1.0%
Synopsys, Inc. *	1,300	29,081

Asset Management & Custody Banks - 1.6%
Bank of New York Mellon Corporation	1,500	46,320

Building Products - 2.8%
USG Corporation *	4,890	83,912

Computer Hardware - 2.3%
Hewlett-Packard Company	1,250	66,438

Consumer Finance - 0.3%
First Marblehead Corporation *	3,412	9,690

Data Processing & Outsourced Services - 5.5%
Computer Sciences Corporation *	500	27,245
Western Union Company	7,940	134,662

		161,907

Department Stores - 2.0%
JC Penney Company, Inc.	1,870	60,158

Diversified Banks - 4.8%
U.S. Bancorp	3,041	78,701
Wells Fargo & Company	1,917	59,657

		138,358

Diversified Chemicals - 1.6%
Dow Chemical Company	1,650	48,791

Drug Retail - 2.4%
CVS Caremark Corporation	1,960	71,658

Electric Utilities - 3.3%
Edison International	2,830	96,701

Electronic Manufacturing Services - 2.6%
Tyco Electronics, Ltd.	2,810	77,219

Health Care Equipment - 4.7%
Covidien plc	1,150	57,822
Hospira, Inc. *	1,460	82,709

		140,531

Health Care Services - 1.3%
Medco Health Solutions, Inc. *	580	37,445

Home Improvement Retail - 2.2%
Lowe’s Companies, Inc.	2,680	64,963

Hypermarkets & Super Centers - 4.9%
Costco Wholesale Corporation	1,140	68,069

	Shares	Value
COMMON STOCKS - 97.8% (continued)
Hypermarkets & Super Centers - 4.9% (continued)
Wal-Mart Stores, Inc.	1,360	$75,616

		143,685

Independent Power Producers & Energy Traders - 1.1%
NRG Energy, Inc. *	1,600	33,440

Industrial Conglomerates - 3.3%
McDermott International, Inc. *	3,570	96,104

Industrial Machinery - 2.1%
Parker Hannifin Corporation	940	60,856

Insurance Brokers - 2.4%
AON Corporation	1,670	71,326

Integrated Oil & Gas - 7.9%
Chevron Corporation	1,190	90,238
ConocoPhillips	660	33,772
Exxon Mobil Corporation	1,620	108,507

		232,517

Integrated Telecommunication Services - 1.2%
Windstream Corporation	3,130	34,086

Managed Health Care - 2.9%
Aetna, Inc.	2,420	84,966

Movies & Entertainment - 2.4%
Time Warner, Inc.	2,240	70,045

Oil & Gas Equipment & Services - 3.1%
Halliburton Company	3,060	92,198

Oil & Gas Exploration & Production - 1.3%
Chesapeake Energy Corporation	1,600	37,824

Oil & Gas Storage & Transportation -2.4%
Williams Companies, Inc. 3,090		71,379

Other Diversified Financial Services - 1.6%
JPMorgan Chase & Company	1,076	48,151

Paper Packaging - 0.8%
Bern is Company, Inc.	800	22,976

Property & Casualty Insurance - 4.1%
Berkshire Hathaway, Inc. *	1	121,800

Railroads - 2.6%
Union Pacific Corporation	1,060	77,698

Regional Banks - 3.1%
BB&T Corporation	1,000	32,390
Fifth Third Bancorp	1,500	20,385

92	The accompanying notes are an integral part of the financial statements

Schedule of Investments	Rydex | SGI Large Cap Value Fund
March 31, 2010 (unaudited)	Large Cap Value Institutional Fund

	Shares	Value
COMMON STOCKS - 97.8% (continued)
Regional Banks - 3.1% (continued)		$39,250

Regions Financial Corporation	5,000	92,025

Research & Consulting Services - 3.8%
Equifax, Inc.	3,070	109,906

Tobacco - 2.6%
Altria Group, Inc.	1,100	22,572
Philip Morris International, Inc.	1,030	53,725

		76,297

TOTAL COMMON STOCKS
(cost $2,629,515)		$2,879,669

Total Investments - 97.8% [1]
(cost $2,629,515)		$2,879,669
Cash & Other Assets, Less Liabilities - 2.2%		64,907

Total Net Assets - 100.0%		$2,944,576

For federal income tax purposes the identified cost of investments owned at March 31, 2010 was $2,634,817.

plc         Public Limited Company

*	Non-income producing security
[1]	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs.

93	The accompanying notes are an integral part of the financial statements

Rydex | SGI Large Cap Value Fund
Large Cap Value Institutional Fund (unaudited)

Statement of Assets and Liabilities
March 31, 2010
Assets:
Investments, at value *	$2,879,669
Cash	63,410
Receivables:
Dividends	4,148
Security Investors	6,688
Prepaid expenses	7,252

Total assets	2,961,167

Liabilities:
Payable for:
Fund shares redeemed	1,381
Management fees	1,651
Administration fees	361
Transfer agent/maintenance fees	2,083
Custodian fees	420
Directors’ fees	12
Professional fees	5,808
Other fees	4,875

Total liabilities	16,591

Net assets	$2,944,576

Net assets consist of:
Paid in capital	$3,007,401
Undistributed net investment income	6,138
Accumulated net realized loss on sale of investments	(319,117)
Net unrealized appreciation in value of investments	250,154

Net assets	$2,944,576

Capital shares authorized	unlimited
Capital shares outstanding	300,431
Net asset value per share (net assets divided by shares outstanding)	$9.80

* Investments, at cost	$2,629,515

Statement of Operations
For the Six Months Ended March 31, 2010
Investment Income:
Dividends	$21,879
Interest	30

Total investment income	21,909

Expenses:
Management fees	9,074
Administration fees	5,166
Transfer agent/maintenance fees	4,272
Custodian fees	675
Directors’ fees	115
Professional fees	4,267
Reports to shareholders	2,265
Registration fees	7,839
Other	915

Total expenses	34,588
Reimbursement of expenses	(21,047)

Net expenses	13,541

Net investment income	8,368

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investments	4,126

Net realized gain	4,126

Net unrealized appreciation (depreciation) during the period on:
Investments	289,535

Net unrealized appreciation	289,535

Net realized and unrealized gain	293,661

Net increase in net assets resulting from operations	$302,029

94	The accompanying notes are an integral part of the financial statements

Rydex | SGI Large Cap Value Fund
Statement of Changes in Net Assets	Large Cap Value Institutional Fund

	Six Months Ended March 31, 2010 (unaudited)	Year Ended September 30, 2009
Increase (decrease) in net assets from operations:
Net investment income	$8,368	$33,258
Net realized gain (loss) during the period on investments	4,126	(280,294)
Net unrealized appreciation during the period on investments	289,535	42,891

Net increase (decrease) in net assets resulting from operations	302,029	(204,145)

Distributions to shareholders from:
Net investment income	(23,939)	(19,621)

Total distributions to shareholders	(23,939)	(19,621)

Capital share transactions:
Proceeds from sale of shares	556,727	2,460,110
Dividends reinvested	23,939	19,622
Cost of shares redeemed	(631,823)	(2,416,519)

Net increase (decrease) from capital share transactions	(51,157)	63,213

Net increase (decrease) in net assets	226,933	(160,553)

Net assets:
Beginning of period	2,717,643	2,878,196

End of period	$2,944,576	$2,717,643

Undistributed net investment income at end of period	$6,138	$21,709

Capital share activity:
Shares sold	59,980	343,781
Shares reinvested	2,631	2,763
Shares redeemed	(67,721)	(340,533)

Total capital share activity	(5,110)	6,011

95	The accompanying notes are an integral part of the financial statements

Financial Highlights	Rydex | SGI Large Cap Value Fund
Selected data for each share of capital stock outstanding throughout each period	Large Cap Value Institutional Fund

	Six Months Ended March 31, 2010[a]	2009	Year Ended September 30, 2008[b]
Per Share Data
Net asset value, beginning of period	$8.89	$9.61	$10.00

Income (loss) from investment operations:
Net investment income [c]	0.03	0.09	0.03

Net gain (loss) on securities (realized and unrealized)	0.96	(0.76)	(0.42)

Total from investment operations	0.99	(0.67)	(0.39)

Less distributions:
Dividends from net investment income	(0.08)	(0.05)	—

Total distributions	(0.08)	(0.05)	—

Net asset value, end of period	$9.80	$8.89	$9.61

Total Return	11.19%	(6.89)%	(3.90)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,945	$2,718	$2,878

Ratios to average net assets:
Net investment income	0.60%	1.22%	1.17%
Total expenses [d]	2.48%	2.37%	2.33%
Net expenses [e]	0.97%	0.98%	0.98%
Net expenses prior to custodian earnings credits and net of expense waivers	0.97%	0.98%	0.98%

Portfolio turnover rate	23%	45%	35%

[a]	Unaudited figures for the six months ended March 31, 2010. Percentage amounts, except total return, have been annualized.
[b]

Security Large Cap Value Institutional Fund was initially capitalized on July 11, 2008 with a net asset value of $10 per share. Percentage amounts for the period, except total return, have been annualized.

[c]	Net investment income (loss) was computed using average shares outstanding throughout the period.
[d]	Total expense information reflects the expense ratios absent expense reductions by the Investment Manager and custodian earnings credits, as applicable.
[e]	Net expense information reflects the expense ratios after voluntary expense waivers, reimbursements and custodian earnings credits, as applicable.

96	The accompanying notes are an integral part of the financial statements

Rydex | SGI
Performance Summary	Mid Cap Growth Fund
March 31, 2010	(unaudited)

PERFORMANCE

$10,000 Over Ten Years

This chart assumes a $10,000 investment in Class A shares of Mid Cap Growth Fund on March 31, 2000, reflects deduction of the 5.75% sales load and assumes all dividends reinvested. The chart does not reflect the deduction of taxes that a shareholder would pay on distributions of the redemption of fund shares. The Russell MidCap Growth Index is an unmanaged capitalization-weighted index that is designed to measure the performance of the 800 smallest companies in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values.

Average Annual Returns
Periods Ended 3-31-10
	1 Year	5 Years	10 Years
A Shares	54.78%	(0.11)%	(0.59)%
A Shares with sales charge	45.80%	(1.29)%	(1.18)%
B Shares	53.50%	(0.85)%	(1.25)%
B Shares with CDSC	48.50%	(1.08)%	(1.25)%
C Shares	53.53%	(0.87)%	(1.34)%
C Shares with CDSC	52.53%	(0.87)%	(1.34)%

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The figures above do not reflect deduction of the maximum front-end sales charge of 5.75% for Class A shares or the contingent deferred sales charge of 5% for Class B shares and 1% for Class C shares, as applicable, except where noted. The figures do not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of shares. Such figures would be lower if the maximum sales charge and any applicable taxes were deducted.

Portfolio Composition by Sector as of 3-31-10
Consumer Discretionary	20.51%
Consmer Staples	1.94
Energy	6.92
Financials	5.22
Health Care	10.71
Industrials	16.45
Information Technology	25.24
Materials	6.38
Exchange Traded Funds	3.81
Cash & Other Assets, Less Liabilities	2.82

Total Net Assets	100.00%

97	The accompanying notes are an integral part of the financial statements

Schedule of Investments	Rydex | SGI
March 31, 2010 (unaudited)	Mid Cap Growth Fund

	Shares	Value
COMMON STOCKS - 97.2%
Aerospace & Defense - 3.9%
Goodrich Corporation	29,350	$2,069,762
Precision Castparts Corporation	9,565	1,211,981

		3,281,743

Apparel Retail - 3.8%
Gap, Inc.	68,730	1,588,350
TJX Companies, Inc.	37,630	1,600,028

		3,188,378

Apparel, Accessories & Luxury Goods - 2.4%
Phillips-Van Heusen Corporation	36,200	2,076,432

Application Software - 2.9%
Cadence Design Systems, Inc. *	102,700	683,982
Nuance Communications, Inc. *	105,635	1,757,766

		2,441,748

Asset Management & Custody Banks - 3.6%
BlackRock, Inc.	6,110	1,330,514
T. Rowe Price Group, Inc.	31,800	1,746,774

		3,077,288

Casinos & Gaming - 1.9%
Penn National Gaming, Inc. *	25,870	719,186
WMS Industries, Inc. *	20,755	870,465

		1,589,651

Coal & Consumable Fuels - 2.3%
Peabody Energy Corporation	41,380	1,891,066

Communications Equipment - 2.1%
Ciena Corporation *	56,950	867,918
Juniper Networks, Inc. *	30,800	944,944

		1,812,862

Computer Storage & Peripherals - 2.0%
QLogic Corporation *	85,555	1,736,767

Construction & Engineering - 1.8%
Aecom Technology Corporation *	55,200	1,566,024

Data Processing & Outsourced Services - 1.4%
Alliance Data Systems Corporation *	19,170	1,226,688

Electrical Components & Equipment - 5.2%
Cooper Industries pic	51,300	2,459,321
Roper Industries, Inc.	33,570	1,941,689

		4,401,010

Electronic Equipment & Instruments - 1.8%
Agilent Technologies, Inc. *	44,300	1,523,477

Exchange Traded Funds - 3.8%
iShares Russell Midcap Growth Index Fund	66,585	3,230,704

Fertilizers & Agricultural Chemicals - 1.1%
Agrium, Inc.	13,000	918,190

	Shares	Value
COMMON STOCKS - 97.2% (continued)
Health Care Equipment - 5.0%
Beckman Coulter, Inc.	36,870	$2,315,436
Zimmer Holdings, Inc. *	32,130	1,902,096

		4,217,532

Homebuilding - 1.4%
Lennar Corporation	68,300	1,175,443

Home Furnishing Retail - 2.2%
Bed Bath & Beyond, Inc. *	41,670	1,823,479

Hotels, Resorts & Cruise Lines - 1.7%
Royal Caribbean Cruises, Ltd. *	42,700	1,408,673

Household Products - 1.9%
Clorox Company	25,700	1,648,398

Housewares & Specialties - 4.6%
Fortune Brands, Inc.	31,050	1,506,236
Jarden Corporation	70,480	2,346,279

		3,852,515

Industrial Gases - 1.7%
Praxair, Inc.	17,575	1,458,725

Industrial Machinery - 3.4%
Dover Corporation	61,850	2,891,488

IT Consulting & Other Services - 3.9%
Amdocs, Ltd. *	57,000	1,716,270
Cognizant Technology Solutions Corporation *	29,885	1,523,537

		3,239,807

Leisure Facilities - 0.9%
Life Time Fitness, Inc. *	28,500	800,850

Life Sciences Tools & Services - 2.7%
Thermo Fisher Scientific, Inc. *	44,815	2,305,284

Metal & Glass Containers - 2.1%
Ball Corporation	32,522	1,736,024

Multi-Line Insurance - 1.6%
HCC Insurance Holdings, Inc.	48,850	1,348,260

Oil & Gas Drilling - 1.6%
Ensco International plc ADR	31,000	1,388,180

Oil & Gas Equipment & Services -1.4%
Cameron International Corporation *	28,350	1,215,081

Oil & Gas Storage & Transportation - 1.6%
Williams Companies, Inc.	59,305	1,369,946

Pharmaceuticals - 3.0%
Teva Pharmaceutical Industries, Ltd. ADR	40,565	2,558,840

98	The accompanying notes are an integral part of the financial statements

Schedule of Investments	Rydex | SGI
March 31, 2010 (unaudited)	Mid Cap Growth Fund

	Shares	Value
COMMON STOCKS -97.2% (continued)
Railroads - 2.1%
Union Pacific Corporation	24,620	$1,804,646

Restaurants - 1.7%
Darden Restaurants, Inc.	33,050	1,472,047

Semiconductor Equipment - 1.8%
Lam Research Corporation *	40,075	1,495,599

Semiconductors - 3.0%
ON Semiconductor Corporation *	143,965	1,151,720
Skyworks Solutions, Inc. *	90,825	1,416,870

		2,568,590

Specialty Chemicals - 1.5%
International Flavors & Fragrances, Inc.	27,150	1,294,241

Systems Software - 6.4%
Check Point Software Technologies *	49,895	1,749,318
McAfee, Inc. *	37,600	1,508,888
Rovi Corporation *	33,300	1,236,429
Sybase, Inc. *	18,280	852,214

		5,346,849

TOTAL COMMON STOCKS
(cost $68,061,145)		$82,382,525

	Shares	Value
WARRANTS – 0.0%
Nova Biosource Fuels, Inc. $2.40, 7/5/2011 [1]	208,050	$482

TOTAL WARRANTS (cost $214,905)		$482

Total Investments - 97.2% [2]
(cost $68,276,050)		$82,383,007
Cash & Other Assets, Less Liabilities - 2.8%		2,390,114

Total Net Assets - 100.0%		$84,773,121

For federal income tax purposes the identified cost of

investments owned at March 31, 2010 was $68,964,092.

ADR	American Depositary Receipt
plc	Public Limited Company

*	Non-income producing security
[1]	Value determined based on Level 2 inputs.
[2]	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs.

99	The accompanying notes are an integral part of the financial statements

Rydex | SGI
Mid Cap Growth Fund (unaudited)

Statement of Assets and Liabilities

March 31, 2010

Assets:
Investments, at value *	$82,383,007
Cash	2,516,315
Receivables:
Fund shares sold	9,290
Securities sold	311,291
Dividends	47,620
Prepaid expenses	44,250

Total assets	85,311,773

Liabilities:
Payable for:
Securities purchased	349,162
Fund shares redeemed	55,242
Management fees	53,611
Custodian fees	520
Transfer agent/maintenance fees	15,258
Administration fees	6,991
Professional fees	9,984
12b-1distribution plan fees	24,999
Directors’ fees	426
Other	22,459

Total liabilities	538,652

Net assets	$84,773,121

Net assets consist of:
Paid in capital	$109,599,989
Accumulated net investment loss	(378,990)
Accumulated net realized loss on sale of investments	(38,554,835)
Net unrealized appreciation in value of investments	14,106,957

Net assets	$84,773,121

Class A:
Capital shares outstanding (unlimited number of shares authorized)	10,087,393
Net assets	$73,524,619
Net asset value and redemption price per share	$7.29

Maximum offering price per share (net asset value divided by 94.25%)	$7.73

Class B:
Capital shares outstanding (unlimited number of shares authorized)	997,528
Net assets	$5,462,126
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales charge)	$5.48

Class C:
Capital shares outstanding (unlimited number of shares authorized) .	916,650
Net assets	$5,786,376
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales charge)	$6.31

* investments, at cost	$68,276,050

Statement of Operations

For the Six Months Ended March 31, 2010

Investment Income:
Dividends	$335,774
Interest	593

Total investment income	336,367

Expenses:
Management fees	310,758
Transfer agent/maintenance fees	152,768
Administration fees	39,496
Custodian fees	3,192
Directors’ fees	3,482
Professional fees	11,345
Reports to shareholders	12,144
Registration fees	22,681
Other expenses	12,337
12b-1distribution fees - Class A	89,063
12b-1distribution fees - Class B	30,792
12b-1distribution fees - Class C	27,299

Total expenses	715,357

Net investment loss	(378,990)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investments	7,141,043

Net realized gain	7,141,043

Net unrealized appreciation (depreciation) during the period on:
Investments	2,168,495

Net unrealized appreciation	2,168,495

Net realized and unrealized gain	9,309,538

Net increase in net assets resulting from operations	$8,930,548

100	The accompanying notes are an integral part of the financial statements

Rydex | SGI
Statement of Changes in Net Assets	Mid Cap Growth Fund

	Six Months Ended March 31, 2010 (unaudited)	Year Ended September 30, 2009
Increase (decrease) in net assets from operations:
Net investment loss	$(378,990)	$(750,158)
Net realized gain (loss) during the period on investments	7,141,043	(21,443,279)
Net unrealized appreciation during the period on investments	2,168,495	22,788,661

Net increase in net assets resulting from operations	8,930,548	595,224

Distributions to shareholders from:
Net realized gain
Class A	—	(535,743)
Class B	—	(73,574)
Class C	—	(53,571)

Total distributions to shareholders	—	(662,888)

Capital share transactions:
Proceeds from sale of shares
Class A	4,958,645	12,472,300
Class B	146,269	2,327,638
Class C	385,903	1,992,612
Distributions reinvested
Class A	—	513,214
Class B	—	72,606
Class C	—	50,288
Cost of shares redeemed
Class A	(11,172,398)	(12,908,354)
Class B	(2,734,827)	(2,576,449)
Class C	(800,951)	(2,633,411)

Net decrease from capital share transactions	(9,217,359)	(689,556)

Net decrease in net assets	(286,811)	(757,220)

Net assets:
Beginning of period	85,059,932	85,817,152

End of period	$84,773,121	$85,059,932

Accumulated net investment loss at end of period	$(378,990)	$—

Capital share activity:
Shares sold
Class A	747,650	2,324,333
Class B	29,062	571,695
Class C	66,002	344,666
Shares reinvested
Class A	—	111,569
Class B	—	20,804
Class C	—	12,509
Shares redeemed
Class A	(1,667,211)	(2,528,289)
Class B	(542,631)	(647,831)
Class C	(138,079)	(506,175)

101	The accompanying notes are an integral part of the financial statements

Financial Highlights	Rydex | SGI
Selected data for each share of capital stock outstanding throughout each period	Mid Cap Growth Fund

Class A	Six Months Ended March 31, 2010[a]	2009	2008	2007	2006	Year Ended September 30, 2005
Per Share Data
Net asset value, beginning of period	$6.54	$6.46	$11.11	$12.03	$12.65	$11.02

Income (loss) from investment operations:
Net investment loss [b]	(0.03)	(0.05)	(0.05)	(0.08)	(0.12)	(0.10)
Net gain (loss) on securities (realized and unrealized)	0.78	0.18	(2.46)	0.35	0.47	2.46

Total from investment operations	0.75	0.13	(2.51)	0.27	0.35	2.36

Less distributions:
Distributions from realized gains	—	(0.05)	(2.14)	(1.19)	(0.97)	(0.73)

Total distributions	—	(0.05)	(2.14)	(1.19)	(0.97)	(0.73)

Net asset value, end of period	$7.29	$6.54	$6.46	$11.11	$12.03	$12.65

Total Return [c]	11.47%	2.32%	(26.24)%	2.10%	2.81%	21.76%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$73,525	$71,985	$71,655	$160,544	$192,159	$183,676

Ratios to average net assets:
Net investment loss	(0.81)%	(0.99)%	(0.63)%	(0.67)%	(0.93)%	(0.85)%
Total expenses [d]	1.62%	1.78%	1.50%	1.41%	1.40%	1.42%
Net expenses [e]	1.62%	1.78%	1.50%	1.41%	1.40%	1.42%
Net expenses prior to custodian earning credits and net of expense waivers	1.62%	1.78%	1.50%	1.41%	1.40%	1.42%

Portfolio turnover rate	131%	138%	191%[f]	34%	41%	31%

Class B	Six Months Ended March 31, 2010[a]	2009	2008	2007	2006	Year Ended September 30, 2005
Per Share Data
Net asset value, beginning of period	$4.93	$4.92	$9.09	$10.12	$10.86	$9.61

Income (loss) from investment operations:
Net investment loss[b]	(0.04)	(0.07)	(0.09)	(0.14)	(0.18)	(0.16)
Net gain (loss) on securities (realized and unrealized)	0.59	0.13	(1.94)	0.30	0.41	2.14

Total from investment operations	0.55	0.06	(2.03)	0.16	0.23	1.98

Less distributions:
Distributions from realized gains	—	(0.05)	(2.14)	(1.19)	(0.97)	(0.73)

Total distributions	—	(0.05)	(2.14)	(1.19)	(0.97)	(0.73)

Net asset value, end of period	$5.48	$4.93	$4.92	$9.09	$10.12	$10.86

Total Return [c]	11.16%	1.61%	(26.92)%	1.34%	2.12%	20.95%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,462	$7,454	$7,711	$14,877	$22,010	$27,115

Ratios to average net assets:
Net investment loss	(1.57)%	(1.73)%	(1.40)%	(1.43)%	(1.68)%	(1.61)%
Total expenses [d]	2.37%	2.53%	2.26%	2.16%	2.15%	2.17%
Net expenses [e]	2.37%	2.53%	2.26%	2.16%	2.15%	2.17%
Net expenses prior to custodian earning credits and net of expense waivers	2.37%	2.53%	2.26%	2.16%	2.15%	2.17%

Portfolio turnover rate	131%	138%	191%[f]	34%	41%	31%

102	The accompanying notes are an integral part of the financial statements

Financial Highlights	Rydex | SGI
Selected data for each share of capital stock outstanding throughout each period	Mid Cap Growth Fund

Class C	Six Months Ended March 31, 2010[a]	2009	2008	2007	2006	Year Ended September 30, 2005
Per Share Data
Net asset value, beginning of period	$5.69	$5.67	$10.11	$11.13	$11.84	$10.43

Income (loss) from investment operations:
Net investment loss [b]	(0.05)	(0.08)	(0.10)	(0.15)	(0.19)	(0.18)
Net gain (loss) on securities (realized and unrealized)	0.67	0.15	(2.20)	0.32	0.45	2.32

Total from investment operations	0.62	0.07	(2.30)	0.17	0.26	2.14

Less distributions:
Distributions from realized gains	—	(0.05)	(2.14)	(1.19)	(0.97)	(0.73)

Total distributions	—	(0.05)	(2.14)	(1.19)	(0.97)	(0.73)

Net asset value, end of period	$6.31	$5.69	$5.67	$10.11	$11.13	$11.84

Total Return [c]	10.90%	1.58%	(26.87)%	1.31%	2.20%	20.83%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,786	$5,622	$6,452	$10,717	$15,505	$16,330

Ratios to average net assets:
Net investment loss	(1.55)%	(1.74)%	(1.40)%	(1.43)%	(1.68)%	(1.60)%
Total expenses [d]	2.37%	2.54%	2.26%	2.16%	2.15%	2.17%
Net expenses [e]	2.37%	2.54%	2.26%	2.16%	2.15%	2.17%
Net expenses prior to custodian earning credits and net of expense waivers	2.37%	2.54%	2.26%	2.16%	2.15%	2.17%

Portfolio turnover rate	131%	138%	191%[f]	34%	41%	31%

a	Unaudited figures for the six months ended March 31, 2010. Percentage amounts for the period, except total return, have been annualized.
b	Net investment income (loss) was computed using average shares outstanding throughout the period.
c	Total return information does not reflect deduction of any sales charges imposed at the time of purchase for Class A shares or upon redemption for ClassB and C shares.
d	Total expense information reflects expense ratios absent expense reductions by the Investment Manager and custodian earnings credits, as applicable.
e	Net expense information reflects the expense ratios after voluntary expense waivers, reimbursements and custodian earnings credits, as applicable.
f	Significant variation in the portfolio turnover rate is due to the Investment Manager’s appointment of new portfolio managers for the Fund.

103	The accompanying notes are an integral part of the financial statements

Notes to Financial Statements
March 31, 2010 (unaudited)

1. Significant Accounting Policies

Rydex | SGI Large Cap Value, Equity and Mid Cap Growth Funds (formerly Security Large Cap Value Fund, Security Equity Fund and Security Mid Cap Growth Fund, respectively), (collectively referred to herein as the Funds) are registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as open-end management investment companies. The shares of Rydex I SGI Equity Fund and Large Cap Value Fund are currently issued in multiple series, with each series, in effect, representing a separate fund. The Rydex | SGI Equity Fund and Large Cap Value Fund account for the assets of each series separately. Class “A” shares are generally sold with a sales charge at the time of purchase. Class “A” shares are not subject to a sales charge when they are redeemed, except for purchases of $1 million or more sold without a front-end sales charge are subject to a contingent deferred sales charge if redeemed within one year of purchase. Class “B” shares may be subject to a contingent deferred sales charge for six years and automatically convert to Class A shares after eight years. Redemptions of Class “B” shares within five years of acquisition incur a contingent deferred sales charge. Class “C” shares are offered without a front-end sales charge but incur additional class-specific expenses. Redemptions of Class “C” shares within one year of acquisition incur a contingent deferred sales charge. “Institutional” Class shares are offered primarily for direct investment by institutions, such as pension and profit sharing plans, endowments, foundations and corporations. Institutional class shares have a minimum initial investment of $2 million and a minimum account balance of $1 million. Institutional Class shares are offered without a front-end sales charge or a contingent deferred sales charge. The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A. Security Valuation - Valuations of the Funds’ securities are supplied by pricing services approved by the Board of Directors. The Funds’ officers, under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services. Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the stock is traded. Securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on such day, the security is valued at the closing bid price on such day. Securities for which market quotations are not readily available are valued taking into consideration securities with similar yields, quality, type of issue, coupon, duration and rating. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Funds’ investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. If events occur after the close of a foreign exchange that will affect the value of a Funds portfolio securities before the time as of which the NAV is calculated (a “significant event”), the security will generally be priced using a fair value procedure. If the Valuation Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the Funds net asset value per share. Some of the factors which may be considered by the Board of Directors in determining fair value are fundamental analytical data relating to the investment, the nature and duration of any restrictions on disposition, trading in similar securities of the same issuer or comparable companies, information from broker-dealers, and an evaluation of the forces that influence the market in which the securities are purchased and sold. The Funds generally will value short-term debt securities at prices based on market quotations for such securities or securities of similar type, yield, quality and duration, except those securities purchased with 60 days or less to maturity are valued on the basis of amortized cost, which approximates market value.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as WEBS®. In addition, the Board of Directors has authorized the Valuation Committee and Administrator to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

B. Repurchase Agreements - In connection with transactions in repurchase agreements, it is the Funds’ policy that their custodian take possession of the underlying collateral and that the fair value of the collateral exceed the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

C. Foreign Currency Transactions - The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

104

Notes to Financial Statements

March 31, 2010 (unaudited)

The Funds do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of portfolio securities, sales of foreign currencies, and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of portfolio securities and other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.

D. Forward Foreign Currency Exchange Contracts - Certain Funds may enter into forward foreign exchange contracts in order to manage foreign currency risk from purchase or sale of securities denominated in foreign currency. The Funds may also enter into such contracts to manage the effect of changes in foreign currency exchange rates on portfolio positions. These contracts are marked to market daily, by recognizing the difference between the contract exchange rate and the current market rate as unrealized gains or losses. Realized gains or losses are recognized when contracts are settled and are reflected in the Statement of Operations. These contracts involve market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The face or contract amount in U.S. dollars reflects the total exposure these Funds have in that particular currency contract. Losses may arise due to changes in the value of the foreign currency or if the counterparty does not perform under the contract.

E. Futures - The Funds may utilize futures contracts to a limited extent, with the objectives of maintaining full exposure to the underlying stock market, enhancing returns, maintaining liquidity, minimizing transaction costs and hedging possible variations in foreign exchange values. The Funds, as applicable, may purchase or sell financial and foreign currency futures contracts to immediately position incoming cash in the market, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. In the event of redemptions, the Fund, as applicable, may pay from its cash balances and reduce its future positions accordingly. Returns may be enhanced by purchasing futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks contained in the indexes and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Funds are required to deposit and maintain as collateral either cash or securities, representing the initial margin, equal to a certain percentage of the contract value. Cash deposits are shown as restricted cash on the Statement of Assets and Liabilities; securities held as collateral are noted in the Schedule of Investments. Subsequent changes in the value of the contract are recorded as unrealized gains or losses. The variation margin is paid or received in cash daily by the Funds. The Funds realize a gain or loss when the contract is closed or expires.

F. Options Purchased and Written - The Funds may purchase put and call options and write such options on a covered basis on securities that are traded on recognized securities exchanges and over-the-counter markets. Call and put options on securities give the holder the right to purchase or sell (and the writer the obligation to sell or purchase), respectively, a security at a specified price, until a certain date. Options may be used to hedge the Funds’ or portfolio, to increase returns or to maintain exposure to the equity markets. The primary risks associated with the use of options are an imperfect correlation between the change in market value of the securities held by the Fund and the price of the option, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

The premium received for a written option is recorded as an asset with an equal liability which is marked to market based on the option’s quoted daily settlement price. Fluctuations in the value of such instruments are recorded as unrealized appreciation (depreciation) until terminated, at which time realized gains and losses are recognized.

G. Securities Sold Short - Certain Funds may make short sales “against the box,” in which the Fund enters into a short sale of a security it owns. At no time will more than 15% of the value of the Funds’ net assets be in deposits on short sales against the box. If a Fund makes a short sale, the Fund does not immediately deliver from its own account the securities sold and does not receive the proceeds from the sale. To complete the sale, the Fund must borrow the security (generally from the broker through which the short sale is made) in order to make delivery to the buyer. The Fund must replace the security borrowed by purchasing it at the market price at the time of replacement or delivering the security from its own portfolio. The Fund is said to have a “short position” in securities sold until it delivers them to the broker, at which time it receives the proceeds of the sale. Certain Funds may make short sales that are not “against the box,” which create opportunities to increase the Fund’s return but, at the same time, involve specific risk considerations and may be considered a speculative technique. Such short sales theoretically involve unlimited loss potential, as the market price of securities sold short may continually increase, although a Fund may mitigate such losses by replacing the securities sold short before the market price has increased significantly. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices which differ from the market value reflected on the Statement of Assets and Liabilities. The Funds are liable for any dividends or interest payable on securities while those securities are in a short position and are recorded as dividend expense in the statement of operations. As collateral for its short positions, the Funds are required under the 1940 Act to maintain segregated assets consisting

Notes to Financial Statements

March 31, 2010 (unaudited)

of cash, cash equivalents or liquid securities. These segregated assets are valued consistent with Note 1A above. These segregated assets are required to be adjusted daily to reflect changes in the market value of the securities sold short.

H. Security Transactions and Investment Income - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Realized gains and losses are reported on an identified cost basis. Dividend income is accrued as of the ex-dividend date, except that certain dividends for foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund is informed of the dividend in the exercise of reasonable diligence. Interest income is recognized on the accrual basis, including the amortization of premiums and accretion of discounts on debt securities.

I. Expenses - Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses are allocated to the Funds on the basis of relative net assets. Class specific expenses, such as 12b-1fees, are borne by that class. Income, other expenses and realized and unrealized gains and losses of a Fund are allocated to each respective class in proportion to the relative net assets of each class.

J. Distributions to Shareholders - Distributions to shareholders are recorded on the ex-dividend date. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes.

K. Taxes - The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all of their taxable net income and net realized gains sufficient to relieve them from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

The evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns is required to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. For all open tax years (September 30, 2006 - September 30, 2009) and all major taxing jurisdictions through the end of the reporting period, the Fund’s management has completed a review and evaluation and has determined that no tax liability is required and no additional disclosures are needed as of September 30, 2009.

L. Earning’s Credits - Under the fee agreement with the custodian, the Funds may earn credits based on overnight custody cash balances. These credits are utilized to reduce related custodial expenses. The custodian fees disclosed in the Statement of Operations are before the reduction in expense from the related earnings credits.

M. Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

N. Indemnifications - Under the Funds’ organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnification to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred, and may not occur. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Notes to Financial Statements

March 31, 2010 (unaudited)

2. Management Fees and Other Transactions with Affiliates

Management fees are paid monthly to Security Investors (SI), based on the following annual rates for the six months ended March 31, 2010:

	Management Fees (as a % of net assets)
Rydex | SGI Equity Fund:
All Cap Value Fund	0.70%
Alpha Opportunity Fund	1.25%
Large Cap Core Fund	0.75%
Global Fund	1.00%
Global Institutional Fund	1.00%
Mid Cap Value Fund	0.80	% [1]
Mid Cap Value Institutional Fund	0.75%
Large Cap Concentrated Growth Fund	0.75%
Small Cap Growth Fund	0.85%
Small Cap Value Fund	1.00%
Rydex | SGI large Cap Value Fund
Large Cap Value Fund	0.65%
Large Cap Value Institutional Fund	0.65%
Rydex | SGI Mid Cap Growth Fund	0.75%

[1]

Management fees are payable at an annual rate of 1.00% of the average daily net assets of $200 million or less, and 0.75% of the average daily net assets of the Mid Cap Value Fund in excess of $200 million.

SI also acts as the administrative agent and transfer agent for the Funds, and as such performs administrative functions, transfer agency and dividend disbursing services, and the bookkeeping, accounting and pricing functions for each Fund. For these services, the Investment Manager receives the following:

Administrative Fees (as a % of net assets)
Rydex | SGI Equity Fund:
All Cap Value Fund	0.095%
Alpha Opportunity Fund	0.15%
Large Cap Core Fund	0.095%
Global Fund	0.05% + greater of 0.10% or $60,000
Global Institutional Fund	0.15%
Mid Cap Value Fund	0.095%
Mid Cap Value Institutional Fund	0.095%
Large Cap Concentrated Growth Fund	0.095%
Small Cap Growth Fund	0.095%
Small Cap Value Fund	0.095%
Rydex | SGI Large Cap Value Fund:
Large Cap Value Fund	0.095%
Large Cap Value Institutional Fund	0.095%
Rydex | SGI Mid Cap Growth Fund	0.095%
Minimum charge per Fund	$25,000 [1]
Certain out-of-pocket charges	Varies

[1]	SI has agreed not to charge the $25,000 minimum fee on the All Cap Value Fund indefinitely.

SI is paid the following for providing transfer agent services to the Funds:

Annual per account charge	$5.00 - $8.00
Transaction fee	$0.60 -$1.10
Annual minimum charge (per Fund)	$25,000 [1]
Certain out-of-pocket charges	Varies

[1]	SI has agreed not to charge the $25,000 minimum fee on the All Cap Value Fund indefinitely.

Notes to Financial Statements

March 31, 2010 (unaudited)

The investment advisory contracts for the following Funds provides that the total expenses be limited to a percentage of average net assets for each class of shares, exclusive of brokerage costs, dividends on securities sold short, expenses of other investment companies in which a Fund invests, interest, taxes, litigation, indemnification and extraordinary expenses (as determined under generally accepted accounting principles) The limits are listed below:

	Limit	Effective Date		Contract End Date
Rydex | SGI Equity Fund:
All Cap Value Fund - Class A	1.27%	2/1/2010	[2]	1/31/2011
All Cap Value Fund - Class C	2.02%	2/1/2010	[2]	1/31/2011
All Cap Value Fund - Institutional Class	1.02%	2/1/2010	[2]	1/31/2011
Alpha Opportunity Fund - Class A	2.11%	2/1/2010	[1]	1/31/2011
Alpha Opportunity Fund - Class B	2.86%	2/1/2010	[1]	1/31/2011
Alpha Opportunity Fund - Class C	2.86%	2/1/2010	[1]	1/31/2011
Alpha Opportunity Fund - Institutional Class	1.86%	2/1/2010	[1]	1/31/2011
Global Institutional Fund	1.00%	7/11/2008		1/31/2011
Mid Cap Value Institutional Fund	0.90%	4/13/2009		3/31/2011
Large Cap Concentrated Growth Fund - Class A	1.35%	1/11/2007		1/31/2011
Large Cap Concentrated Growth Fund - Class B	2.10%	1/11/2007		1/31/2011
Large Cap Concentrated Growth Fund - Class C	2.10%	1/11/2007		1/31/2011
Small Cap Value Fund - Class A	1.30%	7/11/2008		1/31/2011
Small Cap Value Fund - Class C	2.05%	7/11/2008		1/31/2011
Small Cap Value Fund - Institutional Class	1.05%	7/11/2008		1/31/2011
Rydex | SGI Large Cap Value Fund:
Large Cap Value Fund - Class A	1.15%	2/1/2010	[3]	1/31/2011
Large Cap Value Fund - Class B	1.90%	2/1/2010	[3]	1/31/2011
Large Cap Value Fund - Class C	1.90%	2/1/2010	[3]	1/31/2011
Large Cap Value Institutional Fund	0.96%	2/1/2010	[4]	1/31/2011

[1]	Prior to February 1, 2010 the expense limit was 1.95% for Class A shares, 2.70% for Class B & Class C shares and 1.70% for the Institutional Class of shares.
[2]	Prior to February 1, 2010 the expense limit was 1.35% for Class A shares, 2.10% for Class C shares and 1.10% for the Institutional Class of shares.
[3]	Prior to February 1, 2010 the expense limit was 1.25% for Class A shares, 2.00% for Class B & Class C shares.
[4]	Prior to February 1, 2010 the expense ratio was 0.98%.

The Investment Manager is entitled to reimbursement by the All Cap Value Fund, Alpha Opportunity Fund, Global Institutional Fund, Mid Cap Value Institutional Fund, Large Cap Concentrated Growth Fund, Small Cap Value Fund, Large Cap Value Fund and the Large Cap Value Institutional Fund of fees waived or expenses reimbursed during any of the previous 36 months, beginning on the date of the expense limitation agreement, if on any day the estimated operating expenses are less than the indicated percentages. As of March 31, 2010, the amount of fees waived or expenses reimbursed in the All Cap Value Fund, Alpha Opportunity Fund, Global Institutional Fund, Mid Cap Value Institutional Fund, Select 25 Fund, Small Cap Value Fund, Large Cap Value Fund and the Large Cap Value Institutional Fund were $26,456, $107,762, $40,357, $147,699, $74,232, $40,631,$90,850 and $21,047, respectively. As of March 31, 2010, no amounts were recouped by the Investment Manager.

The Funds have adopted Distribution Plans related to the offering of Class A, Class B and Class C shares pursuant to Rule 12b-1under the Investment Company Act of 1940. The plans provide for payments at an annual rate of 1.00% of the average daily net assets of each Fund’s Class B and Class C shares, and 0.25% of the average daily net assets of each Fund’s Class A shares. Effective August 25, 2005, the Global Fund ceased charging 12b-1fees on Class B shares in accordance with the FINRA sales cap regulations. Effective August 1, 2007, the Rydex I SGI Large Cap Value Fund ceased charging 12b-1fees on Class B shares in accordance with the FINRA sales cap regulations. These fees may be reinstated at any time.

Notes to Financial Statements

March 31, 2010 (unaudited)

SDI retained underwriting commissions during the period ended October 16, 2009, on sales of shares after allowances to broker dealers in the following amounts:

SDI Underwriting Commissions
Rydex | SGI Equity Fund:
All Cap Value Fund	$32
Large Cap Core Fund	4,744
Global Fund	20,101
Mid Cap Value Fund	53,880
Large Cap Concentrated Growth Fund	856
Small Cap Growth Fund	991
Small Cap Value Fund	961
Rydex | SGI Large Cap Value Fund	5,586
Rydex I SGI Mid Cap Growth Fund	5,553

Rydex Distributors retained underwriting commissions during the period ended October 16, 2009 to March 31, 2010, on sales of shares after allowances to brokers and dealers in the following amounts:

Rydex Distributors Underwriting Commissions
Rydex | SGI Equity Fund:
All Cap Value Fund	$444
Large Cap Core Fund	2,341
Global Fund	2,274
Small Cap Growth Fund	583
Small Cap Value Fund	1,238
Rydex | SGI Large Cap Value Fund	5,108
Rydex | SGI Mid Cap Growth Fund	1,746

Certain officers and directors of the Funds are also officers and/or directors of Security Benefit Life Insurance Company, a subsidiary of Security Benefit Corporation, and its affiliates, which include Security Investors, Security Global Investors (SGI), SDI, and Rydex Distributors.

At March 31, 2010, Security Benefit Corporation and its subsidiaries owned over five percent of the outstanding shares of the Funds, as follows:

Fund	Percent of outstanding shares owned
Rydex | SGI Equity Fund:
All Cap Value Fund	36.81%
Alpha Opportunity Fund	12.6%
Large Cap Core Fund	14.58%
Global Institutional Fund	100%
Large Cap Concentrated Growth Fund	6.13%
Small Cap Growth Fund	18.19%
Small Cap Value Fund	19.54%
Rydex | SGI Large Cap Value Fund:
Large Cap Value Fund	16.18%
Large Cap Value Institutional Fund	100%
Rydex | SGI Mid Cap Growth Fund	7.13%

3. Investment Transactions

Investment transactions for the six months ended March 31, 2010, (excluding overnight investments and short-term commercial paper) were as follows:

	Purchases	Proceeds from Sales
Rydex | SGI Equity Fund:
All Cap Value Fund	$496,726	$166,709
Alpha Opportunity Fund	31,802,022	34,337,547
Large Cap Core Fund	95,863,163	100,350,932
Global Fund	130,090,937	151,370,724
Global Institutional Fund	5,924,935	6,755,334
Mid Cap Value Fund	208,875,617	142,562,895
Mid Cap Value Institutional Fund	72,929,915	39,765,744
Large Cap Concentrated Growth Fund	40,827,629	35,056,993
Small Cap Growth Fund	8,505,573	7,386,834
Small Cap Value Fund	5,139,421	2,759,500
Rydex | SGI Large Cap Value Fund:
Large Cap Value Fund	10,051,381	7,502,251
Large Cap Value Institutional Fund	268,417	444,534
Rydex | SGI Mid Cap Growth Fund	51,772,233	59,438,026

4. Open Futures Contracts

Open futures contracts for Alpha Opportunity Fund as of March 31, 2010, were as follows:

Alpha Opportunity Fund S&P 500 Index Futures
Position	Long
Number of Contracts	12
Expiration Date	6-18-2010
Contract Amount	$3,440,158
Market Value	$3,495,600
Unrealized Gain	$55,442

5. Options Written

Information as to options written by the Funds during the six months ended March 31, 2010, and options outstanding at March 31, 2010 is provided below:

All Cap Value Fund Written Call Options

All Cap Value Fund Written Call Options	Number of Contracts	Premium Amount
Balance at September 30, 2009	28	$1,701
Opened	1	308
Exercised	(2)	(462)
Expired	(27)	(1,547)

Balance at March 31,2010	—	$—

All Cap Value Fund Written Call Options

	Number of Contracts	Premium Amount
Balance at September 30, 2009	5	$532
Opened	2	236
Exercised	(2)	(236)
Expired	(5)	(532)

Balance at March 31, 2010	—	$—

Notes to Financial Statements

March 31, 2010 (unaudited)

Mid Cap Value Fund Written Put Options Outstanding

Common Stock	Expiration Date	Exercise Price	Number of Contracts	Market Value
Group 1 Automotive, Inc.	04-16-10	25.00	2,112	$21,120

Total call options outstanding (premiums received, $305, 623)			2,112	$21,120

Mid Cap Value Fund Written Call Options

Common Stock	Number of Contracts	Premium Amount
Balance at September 30, 2009	25,125	$2,200,451
Opened	6,576	1,391,352
Bought Back	(408)	(74,662)
Exercised	(7,661)	(1,769,135)
Expired	(23,632)	(1,748,006)

Balance at March 31, 2010	—	$—

Mid Cap Value Fund Written Put Options

Common Stock	Number of Contracts	Premium Amount
Balance at September 30, 2009	6,939	$790,339
Opened	4,839	718,929
Exercised	(2,727)	(413,306)
Expired	(6,939)	(790,339)

Balance at March 31, 2010	2,112	$305,623

Mid Cap Value Institutional Fund standing

Written Put Options Outstanding

Common Stock	Expiration Date	Exercise Price	Number of Contracts	Market Value
Group 1 Automotive, Inc.	04-16-10	$25.00	680	$6,800

Total call options outstanding (premiums received, $98,402)			680	$6,800

Mid Cap Value Institutional Fund Written Call Options

Common Stock	Number of Contracts	Premium Amount
Balance at September 30, 2009	6,637	$519,263
Opened	2,057	440,612
Bought Back	(24)	(4,392)
Exercised	(1,645)	(397,011)
Expired	(7,025)	(558,472)

Balance at March 31, 2010	—	$—

Mid Cap Value Institutional Fund Written Put Options

	Number of Contracts	Premium Amount
Balance at September 30, 2009	683	$81,300
Opened	1,588	236,052
Exercised	(908)	(137,650)
Expired	(683)	(81,300)

Balance at March 31, 2010	680	$98,402

Small Cap Value Fund Written Put Options Outstanding

	Expiration Date	Exercise Price	Number of Contracts	Market Value
Common Stock Group 1 Automotive, Inc.	04-16-10	$25.00	15	$150

Total call options outstanding (premiums received, $2,172)			15	$150

Small Cap Value Fund Written Call Options

	Number of Contracts	Premium Amount
Balance at September 30, 2009	134	$12,682
Opened	41	9,012
Bought Back	(1)	(183)
Exercised	(41)	(11,320)
Expired	(133)	(10,191)

Balance at March 31, 2010	—	$—

Small Cap Value Fund Written Put Options

	Number of Contracts	Premium Amount
Balance at September 30, 2009	75	$7,544
Opened	3	6,318
Exercised	(6)	(978)
Expired	(91)	(10,172)

Balance at March 31, 2010	15	$2,172

Notes to Financial Statements

March 31, 2010 (unaudited)

6. Derivative Investment Holdings Categorized by Risk Exposure

U.S. generally accepted accounting principles requires enhanced disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivative instruments are accounted for and their effects on the Funds’ financial position and results of operations. None of the derivatives currently held by the Funds are being used as hedging instruments.

The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of March 31, 2010:

Location on the Statements of Assets and Liabilities

Derivative Investments Type	Asset Derivatives	Liability Derivatives
Futures - equity contracts Options - equity contracts	Receivable: Variation margin Investments, at value	Payable: Variation margin Outstanding options written, at value

The following table sets forth the fair value of the Funds’ derivative contracts by primary risk exposure as of March 31, 2010:

Asset Derivative Investments Value

Fund	Futures Equity Contracts*	Options Equity Contracts	Total Value at March 31, 2010
Rydex | SGI Equity Fund:
Alpha Opportunity Fund	$55,442	$—	$55,442

Liability Derivative Investments Value

Fund	Futures Equity Contracts*	Options Equity Contracts	Total Value at March 31, 2010
Rydex | SGI Equity Fund:
Mid Cap Value Fund	$—	$21,120	$21,120
Mid Cap Value Institutional Fund	—	6,800	6,800
Small Cap Value Fund	—	150	150

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Notes to Financial Statements. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Notes to Financial Statements

March 31, 2010 (unaudited)

The following is a summary of the location of derivative investments on the Funds’ Statements of Operations as of March 31, 2010:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Futures - equity contracts	Net realized gain (loss) on futures contracts and change in net unrealized appreciation (depreciation) on futures contracts

Options - equity contracts	Net realized gain (loss) on options written and change in net unrealized appreciation (depreciation) on options written

The following is a summary of the Fund’s realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized in the Statements of Operations categorized by primary risk exposure as of March 31, 2010:

Realized Gain (Loss) on Derivative Investments Recognized in the Statement of Operations

Fund	Futures Equity Contracts	Options Equity Contracts	Total Value at March 31, 2010
Rydex | SGI Equity Fund:
All Cap Value Fund	$—	$2,078	$2,078
Alpha Opportunity Fund	442,780	—	442,780
Mid Cap Value Fund	—	2,579,834	2,579,834
Mid Cap Value Institutional Fund	—	642,212	642,212
Small Cap Value Fund	—	21,005	21,005

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized in the Statement of Operations

Fund	Futures Equity Contracts	Options Equity Contracts	Total Value at March 31, 2010
Rydex | SGI Equity Fund:
All Cap Value Fund	$—	$(623)	$(623)
Alpha Opportunity Fund	20,273	—	20,273
Mid Cap Value Fund	—	(282,461)	(282,461)
Mid Cap Value Institutional Fund	—	72,855	72,855
Small Cap Value Fund	—	(1,670)	(1,670)

Notes to Financial Statements

March 31, 2010 (unaudited)

7. Federal Tax Matters

For federal income tax purposes, the amounts of unrealized appreciation (depreciation) on investments at March 31, 2010, were as follows:

	Gross unrealized appreciation	Gross unrealized (depreciation)	Net unrealized appreciation (depreciation)
Rydex | SGI Equity Fund:
All Cap Value Fund	$385,474	$(23,366)	$362,108
Alpha Opportunity Fund	752,171	(1,128,456)	(376,285)
Large Cap Core Fund	28,474,923	(10,383,281)	18,091,642
Global Fund	9,510,850	(381,986)	9,128,864
Global Institutional Fund	400,808	(17,111)	383,697
Mid Cap Value Fund	177,822,860	(58,113,337)	119,709,523
Mid Cap Value Institutional Fund	63,860,850	(4,404,461)	59,456,389
Large Cap Concentrated Growth Fund	4,653,932	(72,473)	4,581,459
Small Cap Growth Fund	3,583,794	(263,039)	3,320,755
Small Cap Value Fund	1,268,497	(204,425)	1,064,072
Rydex | SGI Large Cap Value Fund
Large Cap Value Fund	7,719,770	(4,194,167)	3,525,603
Large Cap Value Institutional Fund	392,625	(147,773)	244,852
Rydex | SGI Mid Cap Growth Fund	13,812,261	(393,346)	13,418,915

The tax character of distributions paid during the fiscal year ended September 30, 2009 is as follows:

2009	Ordinary Income	Capital Gain	Return of Capital	Total
Rydex | SGI Equity Fund:
Large Cap Core Fund	$392,434	$—	$639,278	$1,031,712
Global Fund	239,128	—	683,073	922,201
Global Institutional Fund	21,309	—	—	21,309
Mid Cap Value Fund	3,483,597	86,413,567	—	89,897,164
Mid Cap Value Institutional Fund	1,082,491	—	—	1,082,491
Small Cap Growth Fund	—	97,806	—	97,806
Small Cap Value Fund	84,923	—	—	84,923
Rydex | SGI Large Cap Value Fund:
Large Cap Value Fund	620,709	427,734	—	1,048,443
Large Cap Value Institutional Fund	19,621	—	—	19,621
Rydex | SGI Mid Cap Growth Fund	—	651,342	11,546	662,888

Note: For federal income tax purposes, short term capital gain distributions are treated as ordinary income distributions.

Notes to Financial Statements

March 31, 2010 (unaudited)

As of September 30, 2009, the components of distributable earnings on a tax basis were:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Accumulated Capital and Other Losses*	Unrealized Appreciation (Depreciation)**	Total Accumulated Earnings/(Deficit)
Rydex | SGI Equity Fund:
All Cap Value Fund	$3,576	$—	$(22,756)	$147,684	$128,504
Alpha Opportunity Fund	—	—	(13,628,594)	(1,140,844)	(14,769,438)
Large Cap Core Fund	—	—	(40,519,164)	404,964	(40,114,200)
Global Fund	—	—	(55,652,487)	13,899,193	(41,753,294)
Global Institutional Fund	61,382	—	(2,291,544)	574,392	(1,655,770)
Mid Cap Value Fund	1,105,623	—	(75,200,073)	16,703,412	(57,391,038)
Mid Cap Value Institutional Fund	8,586,009	—	(45,564)	36,923,438	45,463,883
Large Cap Concentrated Growth Fund	—	—	(19,996,566)	3,293,888	(16,702,678)
Small Cap Growth Fund	—	—	(8,880,816)	2,636,750	(6,244,066)
Small Cap Value Fund	133,540	5,308	—	718,224	857,072
Rydex | SGI Large Cap Value Fund:
Large Cap Value Fund	396,085	—	(16,736,934)	(2,400,325)	(18,741,174)
Large Cap Value Institutional Fund	21,709	—	(317,941)	(44,683)	(340,915)
Rydex | SGI Mid Cap Growth Fund	—	—	(45,007,835)	11,250,419	(33,757,416)

*	Certain Funds had net capital loss carryovers and deferred post October losses as identified elsewhere in the Notes to the Financial Statements.
**	The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the tax deferral of wash sale losses, the differences between book and tax basis passive foreign investment companies and bond discount accretion.

Notes to Financial Statements

March 31, 2010 (unaudited)

For the year ended September 30, 2009, the capital loss carryovers utilized or expired and the accumulated net realized loss on sales of investments for federal income tax purposes which are available to offset future taxable gains are shown in the table below. The post-October losses that are deferred to the first day of the next fiscal year are as follows:

	Capital Loss Carryovers Utilized	Capital Loss Carryovers Expired	Remaining Capital Loss Carryovers	Expires In	Deferred Post- October Losses
Rydex | SGI Equity Fund: All Cap Value Fund	$—	$—	$4,080	2017	$18,676

Alpha Opportunity Fund	$—	$—	$8,215,458	2017	$5,413,137

Large Cap Core Fund	$—	$—	$10,341,572	2017	$30,177,593

Global Fund	$—	$—	$674,209	2010	$17,677,910
			37,300,368	2017	37,300,368

	$—	$—	$37,974,577

Global Institutional Fund	$—	$—	$1,263,838	2017	$1,027,707

Mid Cap Value Fund	$—	$—	$3,357,672	2017	$71,842,401

Mid Cap Value Institutional Fund	$—	$—	$—		$45,464

Large Cap Concentrated Growth Fund*	$—	$2,412,936	$—	2009	$6,543,280
	—	—	2,582,076	2010
	—	—	3,390,876	2011
	—	—	38,639	2012
	—	—	7,441,695	2017

	$—	$2,412,936	$13,453,286

Small Cap Growth Fund	$—	$—	$4,589,755	2017	$4,291,061

Rydex | SGI Large Cap Value Fund:
Large Cap Value Fund	$—	$—	$7,053,807	2017	$9,683,127

Large Cap Value Institutional Fund	$—	$—	$70,714	2017	$247,227

Rydex | SGI Mid Cap Growth Fund	$—	$567,035	$—	2009	$17,668,750
			567,035	2010
			16,944	2011
			26,755,106	2017

	$—	$567,035	$27,339,085

*	Subject to limitations pursuant to Section 382 of the Internal Revenue Code.

Notes to Financial Statements

March 31, 2010 (unaudited)

Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book/tax differences. These differences are primarily due to post-October losses, losses deferred due to wash sales, foreign currency gains and losses, and the “mark-to-market” of certain passive foreign investment companies (PFICs) for tax purposes. To the extent these differences are permanent, reclassifications are made to the appropriate equity accounts in the period that the differences arise.

8. Affiliated Transactions*

Investments representing 5% or more of the outstanding voting securities of a portfolio company of a Fund results in that portfolio company being considered an affiliated company of such Fund, as defined in the 1940 Act. The aggregate market value of all securities of affiliated companies held in the Mid Cap Value Fund of the Rydex I SGI Equity Fund as of March 31, 2010 amounted to $60,688,684, which represents 5.2% of net assets. There were no affiliated companies held in any other Fund. Transactions in the Mid Cap Value Fund during the six months ended March 31, 2010, in which the portfolio company is an “affiliated person” are as follows:

	Balance 9-30-09	Gross Additions	Gross Reductions	Balance 3-31-10	Realized Gain/(Loss)	Investment Income
Hydrogen Corporation (Shares)	1,265,700	—	—	1,285700	—	—
Hydrogen Corporation (Cost)	$5,225,373	$—	$—	$5,225,373	$—	$—

IXYS Corporation (Shares)	2,361,300	—	(21,300)	2,340,300	—	—
IXYS Corporation (Cost)	$20,328,503	$—	$(146,971)	$20,181,532	$34,931	$242,704

Maxwell Technologies, Inc. (Shares)	1,446,000	31,200	—	1,477,200	—	—
Maxwell Technologies, Inc. (Cost)	$15,721,564	$508,560	$—	$16,230,124	$—	$—

Power-One, Inc. (Shares)	5,626,300	91,000	(595,100)	5,122,200	—	—
Power-One, Inc. (Cost)	$26,663,702	$395,850	$(4,694,814)	$22,364,738	$(3,349,888)	$—

Quixote Corporation (Shares)	469,100	—	(469,100)	—	—	—
Quixote Corporation (Cost)	$9,097,228	$—	$(9,097,228)	$—	$(6,104,369)	$—

Thermoenergy Corporation (Shares)	3,582,432	—	(880,593)	2,701,839	.	.
Thermoenergy Corporation (Cost)	$2,774,021	$—	$(830,886)	$1,943,135	$(511,604)	$—

*	As a result of the Rydex I SGI Mid Cap Values Funds’ beneficial ownership of the common stock of these portfolio companies, applicable regulations require that the Fund states that it may be deemed an affiliate of the respective portfolio company. The Fund disclaims that the “affiliated persons” are affiliates of the Distributor, Advisor, Fund or any other client of the Advisor.

9. Alpha Opportunity Fund

Alpha Opportunity Fund contracted with Lehman Brothers International Europe (“LBIE”) to provide prime brokerage services related to the Fund’s short selling. On September 15, 2008, LBIE was placed into administration and a third party administrator has been named (the “Administrator”). The Fund’s exposure to LBIE consists of short sale proceeds held by LBIE, and restricted long positions held at the Fund’s custodian, as collateral for said short sales. The Fund has delivered a Notice of Termination of Loans to LBIE and the Administrator. The Fund is working to resolve these issues with LBIE and the Administrator. As of March 31, 2010, included in the statement of net assets are the value of restricted long positions of $7,602,331, restricted cash representing the value of short sale proceeds of $4,139,648 and liabilities for short sales of $7,341,377 representing the value of securities sold short at the date of termination. Until such time as the liability for short sales is settled and all restrictions are removed, the Fund cannot sell such restricted long positions and/or utilize the restricted cash balances to achieve the Fund’s investment objectives and/or meet Fund redemption or other Fund obligations. As of the close of business on October 3, 2008, and until further notice, the Fund is not accepting subscriptions for shares from either new or existing shareholders.

Notes to Financial Statements

March 31, 2010 (unaudited)

10. Fair Value of Financial Instruments

In accordance with FASB ASC 820, Fair Value Measurements and Disclosure (ASC 820) (formerly known as FASB 157) , fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:

Level 1 -	quoted prices in active markets for identical securities. The types of assets and liabilities carried at Level 1 fair value generally are government and agency securities, equities listed in active markets, certain futures and certain options.
Level 2 -	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). The types of assets and liabilities carried at Level 2 fair value generally are municipal bonds, certain mortgage and asset-backed securities, certain corporate debt, commercial paper and repurchase agreements.
Level 3 -	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The types of assets and liabilities carried at Level 3 fair value generally are certain mortgage and asset-backed securities, certain corporate debt and certain derivatives.

Observable inputs are those based on market data obtained from sources independent of the Fund, and unobservable inputs reflect the Fund’s own assumptions based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk association with investing in those securities.

Notes to Financial Statements

March 31, 2010 (unaudited)

The following table provides the fair value measurement of applicable Fund assets by level within the fair value hierarchy as of March 31, 2010. These assets are measured on a recurring basis.

		LEVEL 1	LEVEL 2	LEVEL 3
Description	Total	Quoted prices in active markets for identical assets	Significant other observable inputs	Significant unobservable inputs
Rydex 1 SGI Equity Fund:
All Cap Value Fund
Common Stocks	$2,524,219	$2,524,219	$—	$—

Alpha Opportunity Fund
ASSETS:
Common Stocks	12,513,481	12,513,481	—	—
U.S. Government Sponsored Agency Bonds & Notes	2,299,813	—	2,299,813	—
Short Term Investments	827,114	_	827,114	_
Repurchase Agreement	1,910,272	—	1,910,272	—
Futures Contracts	55,442	55,442	—	—

Total	17,606,122	12,568,923	5,037,199	—

LIABILITIES:
Common Stocks (sold short)	4,163,889	474,649	—	3,689,240
Foreign Stocks (sold short)	3,651,329	—	—	3,651,329
Foreign Rights (sold short)	808	—	—	808

Total	7,816,026	474,649	—	7,341,377

Large Cap Core Fund
Common Stocks	197,952,388	197,952,388	—	—

Global Fund
Common Stocks	46,782,597	46,782,597	—	—
Foreign Stocks	49,353,305	49,353,305	—	—
Short Term Investments	3,192	3,192	—	—

Total	96,139,094	96,139,094	—	—

Global Institutional Fund
Common Stocks	2,059,847	2,059,847	—	—
Foreign Stocks	2,171,930	2,171,930	—	—
Rights	142	142	—	—

Total	4,231,919	4,231,919	—	—

Mid Cap Value Fund
ASSETS:
Common Stocks	1,106,590,548	1,106,590,548	—	—
Warrants	1,571	—	1,571	—
Convertible Bonds	6,137,000	—	6,137,000	—
Commercial Paper	57,278,763	—	57,278,763	—

Total	1,170,007,882	1,106,590,548	63,417,334	—

(continued)

Notes to Financial Statements

March 31, 2010 (unaudited)

(continued)		LEVEL 1	LEVEL 2	LEVEL 3
Description	Total	Quoted prices in active markets for identical assets	Significant other observable inputs	Significant unobservable inputs
LIABILITIES:
Options (net of premiums received)	$284,503	$284,503	$—	$—

Mid Cap Value Institutional Fund
ASSETS:
Common Stocks	379,286,000	379,286,000	—	—
Repurchase Agreement	22,999,517	—	22,999,517	—

Total	402,285,517	379,286,000	22,999,517	—

LIABILITIES:
Options (net of premiums received)	91,602	98,602	—	—

Large Cap Concentrated Growth Fund
Common Stocks	42,009,802	42,009,802	—	—

Small Cap Growth Fund
Common Stocks	15,846,480	15,846,480	—	—

Small Cap Value Fund
ASSETS:
Common Stocks	7,556,667	7,556,667	—	—

LIABILITIES:
Options (net of premiums received)	2,022	2,022	—	—

Rydex 1 SGI Large Cap Value Fund:
Large Cap Value Fund
Common Stocks	52,862,481	52,862,481	—	—

Large Cap Value Institutional Fund
Common Stocks	2,879,669	2,879,669	—	—

Rydex 1 SGI Mid Cap Growth Fund
Common Stocks	82,382,525	82,382,525	—	—
Warrants	482	—	482	—

Total	82,383,007	82,382,525	482	—

Notes to Financial Statements

March 31, 2010 (unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the six months ended March 31, 2010:

	LEVEL 3 - Fair value measurement using significant unobservable inputs
	Securities	Derivatives	Total
Alpha Opportunity Fund
LIABILITIES:
Beginning Balance	$7,341,377	$—	$7,341,377

Total realized gains or losses included in earnings

Total unrealized gains or losses included in earnings	—	—	—

Purchases, sales, issuances, and settlements (net)	—	—	—

Transfers in and/or out of Level 3 Ending Balance	—	—	—

	$7,341,377	$—	$7,341,377

11. Other Liabilities

Rydex I SGI Equity Fund-Mid Cap Value Fund, Rydex I SGI Equity Fund-Mid Cap Value Institutional Fund and Rydex I SGI Equity Fund-Large Cap Core Fund each wrote put option contracts through Lehman Brothers Inc., (“Lehman”) that were exercised prior to the option contracts’ expiration and prior to the bankruptcy filing by Lehman, during September, 2008. However, these transactions have not settled and the securities have not been delivered to the Funds as of March 31, 2010.

Although the ultimate resolution of these transactions is uncertain, the Funds have recorded a liability on their respective books equal to the difference between the strike price on the put options and the market price of the underlying security on the exercise date. The amount of the liability recorded by the Funds as of March 31, 2010 was $473,594 for Rydex I SGI Equity Fund-Mid Cap Value Fund, $15,940 for Rydex I SGI Equity Fund-Mid Cap Value Institutional Fund, and $18,615 for Rydex I SGI Equity Fund-Large Cap Core Fund.

12. New Accounting Pronouncements

In January 2010, the Financial Accounting Standards Board issued an Accounting Standards Update, Improving Disclosures about Fair Value Measurements, which introduces new disclosure requirements and clarifies certain existing disclosure requirements around fair value measurements currently presented in Note 10. The new disclosures and clarifications of existing disclosures are generally effective for the Funds’ year ending September 30, 2010 and interim periods therein. Management is evaluating the impact of this update on its current disclosures.

13. Subsequent Events

Management has evaluated events or transactions that may have occurred since March 31, 2010, that would merit recognition of disclosure in the financial statements.

Directors’ Disclosure

(unaudited)

Director Approval of Investment Advisory Agreement

At an in-person meeting of the Fund’s Boards of Directors held on November 9-10, 2009, called for the purpose of, among other things, voting on the renewal of the investment advisory and sub-advisory agreements applicable to the Funds, the Fund’s Board of Directors, including the Independent Directors, unanimously approved the continuation for a one year period of the investment advisory agreement between the Funds and Security Investors, LLC (“SI”). In reaching this conclusion, the Directors requested and obtained from SI and each investment sub-adviser such information as the Directors deemed reasonably necessary to evaluate the proposed renewal of the agreements. Each Fund’s Board of Directors carefully evaluated this information and was advised by legal counsel with respect to its deliberations.

In considering the proposed continuation of the investment advisory agreements, the Independent Directors evaluated a number of considerations, including, among others, (1) the nature, extent, and quality of the advisory services to be provided by SI; (2) the investment performance of the Funds and SI; (3) the costs of services provided by SI and the profits derived by SI from its relationship with the Funds; (4) a comparison of each Funds’ expense ratios and those of similarly situated funds; (5) benefits (such as soft dollars) to SI and its affiliates from their relationship with the Funds (and any corresponding benefits to the Funds); (6) the expense limitation/fee waiver agreements between SI and certain of the Funds; and (7) other factors of the Board deemed to be relevant. Each Board of Directors also took into account other considerations that it believed, in light of the legal advice furnished to the Independent Directors by their independent legal counsel and the Directors’ own business judgment, to be relevant. Following its review, each Fund’s Board of Directors determined that the investment advisory agreement will enable Fund shareholders to obtain high quality services at a cost that is appropriate, reasonable and in the best interests of shareholders. Accordingly, the Directors, including the Independent Directors, unanimously approved the renewal of the investment advisory agreements based upon the following considerations, among others:

•

The nature, extent and quality of the advisory services to be provided. Each Board of Directors concluded that SI is capable of providing high quality services to the Funds, as indicated by the nature and quality of services provided in the past, SI’s management capabilities demonstrated with respect to the Funds and other mutual funds managed by SI, the professional qualifications and experience of SI’s and SI’s investment and management oversight processes. The Directors also determined that SI proposed to provide investment and related services that were of the same quality and quantity as services provided to the Funds in the past, and that these services are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company business and investor needs.

•

The investment performance of the Fund. With respect to the Funds, the Directors concluded on the basis of information compiled by Morningstar that SI and the investment sub-advisers had achieved investment performance that was acceptable, and competitive or superior relative to comparable funds over trailing periods.

•

The cost of advisory services provided and the level of profitability. On the basis of each Board’s review of the fees to be charged by SI for investment advisory and other services, and the estimated profitability of SI’s relationship with each Fund, each Board concluded that the level of investment advisory fees and SI’s profitability are appropriate in light of the management fees and overall expense ratios of comparable investment companies and the anticipated profitability of the relationship between each Fund and SI and its affiliates. On the basis of comparative information compiled by Morningstar, the Directors determined that the advisory fees and estimated overall expense ratio of each Fund are consistent with, and often below, industry medians, particularly with respect to mutual funds of comparable size.

•

Whether the advisory fees reflect economies of scale. The directors concluded that the Funds’ investment advisory fees appropriately reflect the current economic environment for SI and the competitive nature of the mutual fund market.

•

The extent to which economies of scale will be realized as the Fund grows. While the Funds’ investment advisory fees do not reduce should Fund assets grow meaningfully, the Directors determined that the investment advisory fees payable by the Funds already reflect potential future economies of scale to some extent by virtue of their competitive levels (determined with reference to industry standards as reported by Lipper and SI’s estimated profitability at current or foreseeable asset levels. The Directors also considered that they will have the opportunity to periodically re-examine whether each Fund has achieved economies of scale, and the appropriateness of investment advisory fees payable to SI in the future.

Directors’ Disclosure

(unaudited)

•

Benefits (such as soft dollars) to SI from its relationship with the Funds (and any corresponding benefits to the Funds). The Directors concluded that other benefits described by SI and the investment sub-advisers from their relationships with the Funds, including “soft dollar” benefits in connection with the Funds’ brokerage transactions, are reasonable and fair, and consistent with industry practice and the best interests of the Funds and their shareholders. In addition, the Directors determined that the administration, transfer agency and fund accounting fees paid by the Funds to SI are reasonable, fair and in the best interests of Funds’ shareholders in light of the nature and quality of the services provided, the associated costs, and the necessity of the services for the Funds’ operations.

•

Other considerations: In approving the investment advisory and sub-advisory agreements the Directors determined that SI has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Funds in a professional manner that is consistent with the best interests of the Funds and their shareholders. In this regard, the Directors favorably considered the compliance track record of the Funds and SI. The Directors also concluded that SI has made a significant entrepreneurial commitment to the management and success of the Funds, which entails a substantial financial and professional commitment, including investment advisory fee waivers and expense limitation arrangements with respect to the Funds to the benefit of Funds’ shareholders.

Directors (unaudited)

The business address of each director is One Security Benefit Place, Topeka, KS 66636-0001

Name (Date of Birth) Year Elected***	Principal Occupation(s) During Past 5 Years
Donald A. Chubb, Jr. ** (12-14-46) 1994	Business Broker- Griffith & Blair Realtors

Harry W. Craig, Jr. ** (05-11-39) 2004	Chairman, CEO, Secretary & Director - The Martin Tractor Company, Inc.

Jerry B. Farley ** (09-20-46) 2005	President - Washburn University

Penny A. Lumpkin ** (08-20-39) 1993	Partner - Vivian’s Gift Shop (Corporate Retail) Vice President - Palmer Companies, lnc.(Small Business and Shopping Center Development) Vice President - PLB (Real Estate Equipment Leasing)

Maynard F. Oliverius ** (12-18-43) 1998	President & Chief Executive Officer - Stormont-Vail Healthcare

Richard M. Goldman * (03-04-61) 2008 (President, Director & Chairman of the Board)	Senior Vice President - Security Benefit Corporation Director, First Security Benefit Life Insurance and Annuity Company of New York President, Security Investors, LLC President & Director, Security Global Investors, LLC CEO, President, & Director, Rydex Distributors, Inc. President & CEO, Rydex Holdings, LLC CEO & Director, Padco Advisors, Inc. CEO & Director, Padco Advisors II, Inc. Director, Rydex Fund Services, Inc. Director, Security Distributors, Inc. (2007- 2009) Managing Member, RM Goldman Partners, LLC (2006-2007) President and CEO, ForstmannLeff (2003-2005)

*	This director is deemed to be an “interested person” of the Funds under the Investment Company Act of 1940, as amended, by reason of his position with the Funds’ Investment Manager and/or the parent of the Investment Manager. This director is also an officer of the funds.
**	These directors serve on the Fund’s joint audit committee, the purpose of which is to meet with the independent registered public accounting firm, to review the work of the independent registered public accounting firm, and to oversee the handling by Security Investors of the accounting and financial reporting functions for the Funds.
***	Each director oversees 30 Security Funds portfolios and serves until the next annual meeting, or until a successor has been duly elected and qualified.

Officers (unaudited)

The business address of each officer is One Security Benefit Place, Topeka, KS 66636-0001

Name (Date of Birth) Title - Year Elected	Principal Occupation(s) During Past 5 Years
Mark P. Bronzo (11-01-60) Vice President—2008	Portfolio Manager, Security Investors, LLC Managing Director & Chief Compliance Officer, Nationwide Separate Accounts LLC (2003 - 2008)

Brenda M. Harwood (11-03-63) Chief Compliance Officer - 2004 Treasurer - 1988

Vice President and Chief Compliance Officer, Security Investors, LLC

Chief Compliance Officer, Security Global Investors, LLC

Assistant Vice President, Security Benefit Life Insurance Company (2004-2009)

Vice President & Assistant Treasurer (2006-2009) & Director, Security Distributors, Inc.
(2004-2009)

Amy J. Lee (06-05-61) Secretary - 1987 Vice President - 2007

Secretary - Security Investors, LLC

Secretary & Chief Compliance Officer - Security Distributors, Inc.

Vice President, Associate General Counsel & Assistant Secretary - Security

Benefit Life Insurance Company & Security Benefit Corporation

Secretary, Security Global Investors, LLC

Associate General Counsel, First Security Benefit Life Insurance and Annuity of New York

Secretary, Security Financial Resources, Inc.

Vice President & Assistant Secretary, Rydex Series Funds, Rydex ETF Trust,

Rydex Dynamic Funds, and Rydex Variable Trust

Secretary, Rydex Holdings, LLC

Vice President and Secretary, Rydex Advisory Services, LLC

President and Secretary, Advisor Research Center, Inc.

Director, Brecek & Young Advisors, Inc. (2004-2008)

Mark Mitchell (08-24-64) Vice President - 2003	Vice President & Portfolio Manager - Security Investors, LLC Vice President & Portfolio Manager - Security Benefit Life Insurance Company

Joseph C. O’Connor (07-15-60) Vice President - 2008	Portfolio Manager, Security Investors, LLC Managing Director, Nationwide Separate Accounts LLC (2003 - 2008)

Christopher Phalen (11-9-70) Vice President - 2002

Vice President, Security Investors, LLC

Vice President, Security Benefit Corporation

Vice President, Security Benefit Life Insurance Company

Vice President, Security Global Investors, LLC

Chief Investment Officer-Fixed Income, First Security Benefit Life Insurance and Annuity Company of New York

Vice President, PADCO Advisors II, Inc.

Vice President, Rydex Advisory Services, LLC

Vice President, Rydex Specialized Products, LLC

Vice President, Rydex Fund Services, Inc.

Daniel W. Portanova (10-02-60) Vice President - 2008	Portfolio Manager, Security Investors, LLC Managing Director, Nationwide Separate Accounts LLC (2003 - 2008)

James P. Schier (12-28-57) Vice President - 1998	Senior Portfolio Manager - Security Investors, LLC; Vice President & Senior Portfolio Manager - Security Benefit Life Insurance Company

Christopher D. Swickard (10-09-65) Assistant Secretary - 1996

Assistant Secretary - Security Investors, LLC and Security Distributors, Inc.

Second Vice President & Assistant General Counsel - Security Benefit

Corporation and Security Benefit Life Insurance Company

Assistant General Counsel, First Security Benefit Life Insurance and Annuity Company of New York

David G. Toussaint (10-10-66) Vice President - 2001	Vice President & Portfolio Manager - Security Investors, LLC Assistant Vice President & Portfolio Manager - Security Benefit Life Insurance Company (2005 - 2009)

*	Officers serve until the next annual meeting or until a successor has been duly elected and qualified.

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Rydex | SGI Privacy Policies

Rydex Funds, Rydex I SGI Funds, Rydex Investments, Rydex Distributors, Inc., Security Investors, LLC, Security Global Investors, LLC, Security Distributors, Inc. and Rydex Advisory Services (Collectively “Rydex”)

Our Commitment to You

When you become a Rydex I SGI investor, you entrust us with not only your hard-earned money but also with personal and financial information about you. We recognize that your relationship with us is based on trust and that you expect us to act responsibly and in your best interests. Because we have access to this private information about you, we hold ourselves to the highest standards in its safekeeping and use. This means, most importantly, that we do not sell client information to anyone—whether it is your personal information or if you are a current or former Rydex I SGI client.

The Information We Collect About You

In the course of doing business with shareholders and investors, we collect nonpublic personal information about you. You typically provide personal information when you complete a Rydex I SGI account application or when you request a transaction that involves Rydex and Rydex I SGI funds or one of the Rydex I SGI affiliated companies. “Nonpublic personal information” is personally identifiable private information about you. For example, it includes information regarding your name and address, Social Security or taxpayer identification number, assets, income, account balance, bank account information and investment activity (e.g., purchase and redemption history).

How We Handle Your Personal Information

As emphasized above, we do not sell information about current or former clients or their accounts to third parties. Nor do we share such information, except when necessary to complete transactions at your request or to make you aware of related investment products and services that we offer. Additional details about how we handle your personal information are provided below. To complete certain transactions or account changes that you direct, it may be necessary to provide identifying information to companies, individuals or groups that are not affiliated with Rydex I SGI. For example, if you ask to transfer assets from another financial institution to Rydex I SGI, we will need to provide certain information about you to that company to complete the transaction. To alert you to other Rydex I SGI investment products and services, we may share your information within the Rydex I SGI family of affiliated companies. This would include, for example, sharing your information within Rydex I SGI so we can make you aware of new Rydex and Rydex I SGI funds or the services offered through another Rydex I SGI affiliated company. In certain instances, we may contract with nonaffiliated companies to perform services for us. Where necessary, we will disclose information we have about you to these third parties. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. In certain instances, we may share information with other financial institutions regarding individuals and entities in response to the U.S.A. Patriot Act. Finally, we will release information about you if you direct us to do so, if we are compelled by law to do so or in other circumstances permitted by law.

Opt Out Provisions

We do not sell your personal information to anyone. The law allows you to “opt out” of only certain kinds of information sharing with third parties. The firm does not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

How We Protect Privacy Online

Our concern for the privacy of our shareholders also extends to those who use our web site, www.rydex-sgi.com. Our web site uses some of the most secure forms of online communication available, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These technologies provide a high level of security and privacy when you access your account information or initiate online transactions. The Rydex I SGI web site offers customized features that require our use of “http cookies”—tiny pieces of information that we ask your browser to store. However, we make very limited use of these cookies. We only use cookies for session management and security features on the Rydex I SGI web site. We do not use them to pull data from your hard drive, to learn your email address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

Rydex I SGI Privacy Policies (continued)

How We Safeguard Your Personal Information

We restrict access to nonpublic personal information about shareholders to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

We’ll Keep You Informed

As required by federal law, we will notify shareholders of our privacy policy annually. We reserve the right to modify this policy at any time, but rest assured that if we do change it, we will tell you promptly. You will also be able to access our privacy policy from our web site at www.rydex-sgi.com. Should you have any questions regarding our privacy policy, contact us at 800.820.0888 or 301.296.5100.

Other Information

Pending Acquisition Transaction

On February 16, 2010, Security Benefit Corporation (“SBC”), the parent company of PADCO Advisors, Inc., PADCO Advisors II, Inc. and Security Investors, LLC, the Funds’ investment advisers, as applicable (the “Investment Advisers”), and certain of SBC’s affiliates entered into agreements with an investor group (the “Investors”) led by Guggenheim Partners, LLC (“Guggenheim”). Under the agreements, a special purpose vehicle owned by the Investors and managed by an affiliate of Guggenheim would receive a 100% ownership stake in SBC and consequently acquire control of the Investment Advisers and affiliates (the “Purchase Transaction”). Guggenheim is a global, independent, privately held, diversified financial services firm with more than $100 billion in assets under supervision. The Purchase Transaction should not result in material changes to the day-to-day management and operations of the Funds or any increase in fees. While the parties expect the Purchase Transaction’s closing to take place on or about May 31, 2010, it is subject to various conditions, and may be delayed or even terminated due to unforeseen circumstances.

Each of the Security Funds files a complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Forms N-Q of each such Fund are available on the Commission’s website at www.sec.gov. The Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The portfolio holdings of each of the Security Funds are available on their website, www.securitvbenefit.com or by calling 1-800-888-2461.

A description of the policies and procedures that the Security Funds use to determine how to vote proxies relating to portfolio securities is available upon request, free of charge by calling 1-800-888-2461, or accessing the U.S. Securities and Exchange Commission website at www.sec.gov. Information regarding how the Security Funds voted proxies relating to portfolio securities during the 12 month period ended June 30, 2008 is available upon request, free of charge by calling 1-800-888-2461, or accessing the U.S. Securities and Exchange Commission website at www.sec.gov.

The statement of additional information (“SAI”) includes additional information about the Funds’ Directors and is available upon request without charge by calling 1-800-888-2461.

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One Security Benefit Place — Topeka, Kansas 66636-0001 — securitybenefit.com Rydex Distributors, Inc.	PRSRT STD U.S. POSTAGE PAID LANCASTER, PA PERMIT NO. 732

SDI 604	46-06043-00 2010/03/31

Item 2.	Code of Ethics.

Not required at this time.

Item 3.	Audit Committee Financial Expert.

Not required at this time.

Item 4.	Principal Accountant Fees and Services.

Not required at this time.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

The Schedule of Investments is included under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-end Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant does not currently have in place procedures by which shareholders may recommend nominees to the registrant’s board.

There have been no changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

Item 11.	Controls and Procedures.

(a)	The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the

Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

There was no fraud, whether or not material, involving officers or employees of the Registrant who have a significant role in the Registrant’s internal controls, including disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) that has come to the attention of the Registrant, including its President and Treasurer.

(b)	There were no significant changes in the registrant’s internal controls, or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12.	Exhibits.

(a)	(2)

Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached.

(b)	A certification by the registrant’s President (principal executive officer) and Treasurer (principal financial officer) as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SECURITY LARGE CAP VALUE FUND

By:	/S/ RICHARD M. GOLDMAN
Richard M. Goldman, President

Date:	June 9, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ RICHARD M. GOLDMAN
Richard M. Goldman, President

Date:	June 9, 2010

By:	/S/ BRENDA M. HARWOOD
Brenda M. Harwood, Treasurer

Date:	June 9, 2010

*	Print the name and title of each signing officer under his or her signature.